UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08257

GE INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

1600 Summer Street

Stamford, Connecticut 06905

(Address of principal executive offices)(Zip code)

GE Asset Management, Inc.

1600 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 03/31/15

Item 1.	Reports to Stockholders

GE Institutional Funds

Semi-Annual Report

March 31, 2015

GE Institutional Funds

This report has been prepared for shareholders and may be distributed to others only if preceded by or accompanied with a current prospectus and/or summary prospectus.

Notes to Performance	March 31, 2015 (Unaudited)

Total return performance shown in this report for the GE Institutional Funds (the “Funds”, and individually, the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods of less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

GE Investment Distributors, Inc., member of FINRA & SIPC, is the principal underwriter and distributor of the GE Institutional Funds and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Funds.

U.S. Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2015.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2014 – March 31, 2015

Account value at the beginning of the period ($)		Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,046.40	1.89
Service Class	1,000.00	1,044.70	3.16
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,023.09	1.87
Service Class	1,000.00	1,021.84	3.13

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% for Investment Class shares and 0.62% for Service Class shares (for the period October 1, 2014 – March 31, 2015), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Equity Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks.

Sector Allocation

as a % of Investments of $703,699 (in thousands) on March 31, 2015 (a)(b)

Top Ten Largest Holdings

as of March 31, 2015 (as a % of Investments) (a)(b)

Actavis PLC	2.99%

Amgen Inc.	2.82%

Apple Inc.	2.76%

JPMorgan Chase & Co.	2.65%

QUALCOMM Inc.	2.51%

CVS Health Corp.	2.12%

Cisco Systems Inc.	2.12%

Exxon Mobil Corp.	2.05%

Schlumberger Ltd.	1.95%

Pfizer Inc.	1.94%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

U.S. Equity Fund

Schedule of Investments	March 31, 2015 (Unaudited)

U.S. Equity Fund

	Number of Shares	Fair Value
Common Stock — 96.4%†

Aerospace & Defense — 4.8%

General Dynamics Corp.	75,779	$10,285,484
Hexcel Corp.	126,221	6,490,284
Honeywell International Inc.	120,458	12,564,974
The Boeing Co.	29,905	4,488,142
		33,828,884

Agricultural Products — 1.2%

Archer-Daniels-Midland Co.	175,051	8,297,417

Air Freight & Logistics — 0.3%

United Parcel Service Inc., Class B	25,404	2,462,664

Airlines — 0.7%

Delta Air Lines Inc.	107,941	4,853,027

Aluminum — 0.1%

Alcoa Inc.	71,407	922,578

Application Software — 0.7%

Intuit Inc.	48,206	4,674,054

Asset Management & Custody Banks — 4.7%

Ameriprise Financial Inc.	83,250	10,892,430
Invesco Ltd.	292,757	11,619,525
State Street Corp.	141,048	10,371,260	(e)
		32,883,215

Auto Parts & Equipment — 0.5%

Delphi Automotive PLC	44,856	3,576,817

Automobile Manufacturers — 0.7%

Ford Motor Co.	299,044	4,826,570

Automotive Retail — 0.4%

Advance Auto Parts Inc.	20,914	3,130,617

Biotechnology — 5.0%

Alexion Pharmaceuticals Inc.	27,859	4,827,965	(a)
Amgen Inc.	123,954	19,814,047
Gilead Sciences Inc.	106,948	10,494,807	(a)
		35,136,819

Broadcasting — 0.7%

CBS Corp., Class B	38,876	2,357,052
Discovery Communications Inc., Class C	98,113	2,891,881	(a)
		5,248,933

	Number of Shares	Fair Value

Cable & Satellite — 3.7%

Comcast Corp., Class A	211,760	$11,958,087
Comcast Corp., Special Class A	102,083	5,723,283
Liberty Global PLC, Class C	165,602	8,248,636	(a)
		25,930,006

Casinos & Gaming — 0.4%

Las Vegas Sands Corp.	47,071	2,590,788

Communications Equipment — 4.6%

Cisco Systems Inc.	540,795	14,885,382
QUALCOMM Inc.	254,375	17,638,363
		32,523,745

Consumer Finance — 0.7%

American Express Co.	60,758	4,746,415

Data Processing & Outsourced Services — 1.2%

Visa Inc., Class A	124,768	8,161,075

Diversified Banks — 5.3%

Bank of America Corp.	205,393	3,160,998
Citigroup Inc.	144,264	7,432,481
JPMorgan Chase & Co.	308,004	18,658,882
Wells Fargo & Co.	144,331	7,851,607
		37,103,968

Drug Retail — 2.1%

CVS Health Corp.	144,242	14,887,217

Electric Utilities — 0.5%

NextEra Energy Inc.	33,742	3,510,855

Electrical Components & Equipment — 0.2%

Rockwell Automation Inc.	11,806	1,369,378

Fertilizers & Agricultural Chemicals — 1.0%

Monsanto Co.	59,548	6,701,532

General Merchandise Stores — 3.3%

Dollar General Corp.	147,134	11,090,961	(a)
Target Corp.	151,808	12,458,882
		23,549,843

Healthcare Distributors — 0.7%

Cardinal Health Inc.	56,819	5,129,051

Healthcare Equipment — 4.2%

Abbott Laboratories	127,604	5,911,893
Boston Scientific Corp.	564,407	10,018,224	(a)
Medtronic PLC	141,235	11,014,918
Stryker Corp.	25,717	2,372,393
		29,317,428

See Notes to Schedules of Investments and Notes to Financial Statements.

U.S. Equity Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value

Healthcare Services — 0.4%

Express Scripts Holding Co.	30,609	$2,655,943	(a)

Healthcare Supplies — 0.6%

The Cooper Companies Inc.	22,685	4,251,623

Home Improvement Retail — 1.9%

Lowe’s Companies Inc.	178,184	13,255,108

Household Products — 0.5%

Energizer Holdings Inc.	23,924	3,302,708

Independent Power Producers & Energy Traders — 0.6%

Calpine Corp.	100,985	2,309,527	(a)
NRG Energy Inc.	81,159	2,044,395
		4,353,922

Industrial Machinery — 0.9%

Ingersoll-Rand PLC	90,674	6,173,086

Integrated Oil & Gas — 3.9%

Cenovus Energy Inc.	267,362	4,513,071
Chevron Corp.	42,229	4,433,200
Exxon Mobil Corp.	169,712	14,425,520
Occidental Petroleum Corp.	58,923	4,301,379
		27,673,170

Integrated Telecommunication Services — 0.6%

Verizon Communications Inc.	83,732	4,071,887

Internet Retail — 0.9%

Amazon.com Inc.	16,446	6,119,557	(a)

Internet Software & Services — 4.6%

Baidu Inc. ADR	32,894	6,855,110	(a)
eBay Inc.	95,278	5,495,635	(a)
Facebook Inc., Class A	42,535	3,497,015	(a)
Google Inc., Class A	17,365	9,632,365	(a)
Google Inc., Class C	7,373	4,040,404	(a)
LinkedIn Corp., Class A	12,064	3,014,311	(a)
		32,534,840

Investment Banking & Brokerage — 0.8%

The Charles Schwab Corp.	187,153	5,696,937

Life & Health Insurance — 0.2%

Lincoln National Corp.	29,905	1,718,341

Life Sciences Tools & Services — 0.3%

PerkinElmer Inc.	41,866	2,141,027

	Number of Shares	Fair Value

Movies & Entertainment — 2.3%

The Walt Disney Co.	52,176	$5,472,741
Time Warner Inc.	124,635	10,524,179
		15,996,920

Multi-Line Insurance — 3.0%

American International Group Inc.	213,215	11,682,050
The Hartford Financial Services Group Inc.	231,483	9,680,619
		21,362,669

Oil & Gas Equipment & Services — 2.5%

Baker Hughes Inc.	31,083	1,976,257
FMC Technologies Inc.	44,273	1,638,544	(a)
Schlumberger Ltd.	164,870	13,756,753
		17,371,554

Oil & Gas Exploration & Production — 1.1%

Hess Corp.	89,016	6,041,516
Marathon Oil Corp.	59,809	1,561,613
		7,603,129

Packaged Foods & Meats — 1.1%

Mondelez International Inc., Class A	218,988	7,903,277

Pharmaceuticals — 6.9%

Actavis PLC	70,672	21,033,400	(a)
Johnson & Johnson	29,905	3,008,443
Merck & Company Inc.	191,756	11,022,135
Pfizer Inc.	393,148	13,677,619
		48,741,597

Railroads — 0.3%

CSX Corp.	68,780	2,277,994

Regional Banks — 0.3%

Regions Financial Corp.	195,644	1,848,836

Research & Consulting Services — 1.4%

Nielsen N.V.	216,207	9,636,346

Semiconductor Equipment — 0.6%

Applied Materials Inc.	178,921	4,036,458

Soft Drinks — 1.9%

PepsiCo Inc.	136,475	13,049,740

Specialized Finance — 2.1%

CME Group Inc.	86,771	8,218,081
McGraw Hill Financial Inc.	62,384	6,450,506
		14,668,587

See Notes to Schedules of Investments and Notes to Financial Statements.

U.S. Equity Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value

Specialized REITs — 1.5%

American Tower Corp.	113,067	$10,645,258

Specialty Stores — 0.6%

Dick’s Sporting Goods Inc.	76,102	4,337,053

Systems Software — 0.9%

Microsoft Corp.	29,905	1,215,788
Oracle Corp.	119,617	5,161,473
		6,377,261

Technology Hardware, Storage & Peripherals — 5.8%

Apple Inc.	156,242	19,441,192
EMC Corp.	452,276	11,560,175
Hewlett-Packard Co.	312,795	9,746,692
		40,748,059

Trading Companies & Distributors — 0.2%

United Rentals Inc.	19,481	1,775,888	(a)

Total Common Stock (Cost $549,544,326)		677,691,671

Exchange Traded Funds — 1.3%

Financial Select Sector SPDR Fund	75,905	1,830,070	(m)
Industrial Select Sector SPDR Fund	128,481	7,165,385	(m)

Total Exchange Traded Funds (Cost $5,954,661)		8,995,455

Total Investments in Securities (Cost $555,498,987)		686,687,126

	Fair Value
Short-Term Investments — 2.4%

State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $17,011,735)	$17,011,735	(d,h,m)

Total Investments (Cost $572,510,722)	703,698,861

Liabilities in Excess of Other Assets, net — (0.1)%	(376,555)

NET ASSETS — 100.0%	$703,322,306

Other Information:

The Fund had the following long futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2015	18	$1,854,720	$(6,021)

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2015.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2014 - March 31, 2015

Account value at the beginning of the period ($)		Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,057.10	0.82
Service Class	1,000.00	1,056.20	2.10
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,024.13	0.81
Service Class	1,000.00	1,022.89	2.07

*	Expenses are equal to the Fund’s annualized expense ratio of 0.16% for Investment Class shares and 0.41% for Service Class shares (for the period October 1, 2014 – March 31, 2015), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

S&P 500 Index Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the S&P 500® Composite Stock Index (“S&P 500® Index”). The Fund seeks to replicate the return of the S&P 500® Index while holding transaction costs low and minimizing portfolio turnover.

Sector Allocation

as a % of Investments of $28,808 (in thousands) on March 31, 2015 (a)(b)

Top Ten Largest Holdings

as of March 31, 2015 (as a % of Investments) (a)(b)

Apple Inc.	3.78%

Exxon Mobil Corp.	1.86%

Microsoft Corp.	1.75%

Johnson & Johnson	1.47%

Berkshire Hathaway Inc., Class B	1.37%

Wells Fargo & Co.	1.34%

General Electric Co.	1.30%

JPMorgan Chase & Co.	1.18%

The Procter & Gamble Co.	1.16%

Pfizer Inc.	1.11%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

S&P 500 Index Fund

Schedule of Investments	March 31, 2015 (Unaudited)

S&P 500 Index Fund

	Number of Shares	Fair Value
Common Stock — 95.2%†

Advertising — 0.1%

Omnicom Group Inc.	354	$27,605
The Interpublic Group of Companies Inc.	714	15,794
		43,399

Aerospace & Defense — 2.6%

General Dynamics Corp.	472	64,065
Honeywell International Inc.	1,160	121,000
L-3 Communications Holdings Inc.	119	14,969
Lockheed Martin Corp.	401	81,387
Northrop Grumman Corp.	304	48,932
Precision Castparts Corp.	218	45,780
Raytheon Co.	464	50,692
Rockwell Collins Inc.	233	22,496
Textron Inc.	386	17,111
The Boeing Co.	1,000	150,080
United Technologies Corp.	1,242	145,562
		762,074

Agricultural & Farm Machinery — 0.2%

Deere & Co.	539	47,265

Agricultural Products — 0.2%

Archer-Daniels-Midland Co.	983	46,594

Air Freight & Logistics — 0.7%

CH Robinson Worldwide Inc.	253	18,525
Expeditors International of Washington Inc.	332	15,996
FedEx Corp.	392	64,856
United Parcel Service Inc., Class B	1,034	100,236
		199,613

Airlines — 0.6%

American Airlines Group Inc.	1,100	58,058
Delta Air Lines Inc.	1,256	56,470
Southwest Airlines Co.	1,022	45,274
		159,802

Alternative Carriers — 0.1%

Level 3 Communications Inc.	393	21,159	(a)

Aluminum — 0.1%

Alcoa Inc.	1,674	21,628

Apparel Retail — 0.6%

L Brands Inc.	351	33,096
Ross Stores Inc.	322	33,926

	Number of Shares	Fair Value
The Gap Inc.	371	$16,075
The TJX Companies Inc.	1,031	72,221
Urban Outfitters Inc.	218	9,952	(a)
		165,270

Apparel, Accessories & Luxury Goods — 0.5%

Coach Inc.	385	15,951
Fossil Group Inc.	75	6,184	(a)
Hanesbrands Inc.	600	20,106
Michael Kors Holdings Ltd.	290	19,067	(a)
PVH Corp.	113	12,041
Ralph Lauren Corp.	83	10,914
Under Armour Inc., Class A	288	23,256	(a)
VF Corp.	496	37,354
		144,873

Application Software — 0.6%

Adobe Systems Inc.	711	52,571	(a)
Autodesk Inc.	320	18,765	(a)
Citrix Systems Inc.	223	14,243	(a)
Intuit Inc.	436	42,274
salesforce.com Inc.	881	58,860	(a)
		186,713

Asset Management & Custody Banks — 1.2%

Affiliated Managers Group Inc.	96	20,619	(a)
Ameriprise Financial Inc.	283	37,028
BlackRock Inc.	191	69,875
Franklin Resources Inc.	560	28,739
Invesco Ltd.	611	24,251
Legg Mason Inc.	199	10,985
Northern Trust Corp.	313	21,800
State Street Corp.	637	46,839	(e)
T Rowe Price Group Inc.	370	29,963
The Bank of New York Mellon Corp.	1,685	67,804
		357,903

Auto Parts & Equipment — 0.4%

BorgWarner Inc.	320	19,353
Delphi Automotive PLC	424	33,810
Johnson Controls Inc.	1,002	50,541
		103,704

Automobile Manufacturers — 0.6%

Ford Motor Co.	5,714	92,224
General Motors Co.	2,018	75,675
		167,899

Automotive Retail — 0.3%

AutoNation Inc.	155	9,971	(a)
AutoZone Inc.	46	31,379	(a)
CarMax Inc.	304	20,979	(a)
O’Reilly Automotive Inc.	145	31,355	(a)
		93,684

Biotechnology — 2.9%

Alexion Pharmaceuticals Inc.	298	51,643	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value
Amgen Inc.	1,146	$183,188
Biogen Inc.	356	150,318	(a)
Celgene Corp.	1,204	138,797	(a)
Gilead Sciences Inc.	2,270	222,755	(a)
Regeneron Pharmaceuticals Inc.	113	51,017	(a)
Vertex Pharmaceuticals Inc.	367	43,295	(a)
		841,013

Brewers — 0.1%

Molson Coors Brewing Co., Class B	276	20,548

Broadcasting — 0.3%

CBS Corp., Class B	719	43,593
Discovery Communications Inc., Class A	240	7,382	(a)
Discovery Communications Inc., Class C	466	13,735	(a)
Scripps Networks Interactive Inc., Class A	137	9,393
		74,103

Building Products — 0.1%

Allegion PLC	177	10,827
Masco Corp.	491	13,110
		23,937

Cable & Satellite — 1.2%

Cablevision Systems Corp., Class A	388	7,100
Comcast Corp., Class A	3,877	218,934
DIRECTV	752	63,995	(a)
Time Warner Cable Inc.	420	62,950
		352,979

Casinos & Gaming — 0.0%*

Wynn Resorts Ltd.	113	14,224

Coal & Consumable Fuels — 0.0%*

CONSOL Energy Inc.	312	8,702

Commodity Chemicals — 0.2%

LyondellBasell Industries N.V., Class A	624	54,787

Communications Equipment — 1.5%

Cisco Systems Inc.	7,697	211,860
F5 Networks Inc.	127	14,597	(a)
Harris Corp.	143	11,263
Juniper Networks Inc.	683	15,422
Motorola Solutions Inc.	267	17,801
QUALCOMM Inc.	2,505	173,697
		444,640

Computer & Electronics Retail — 0.1%

Best Buy Company Inc.	405	15,305
GameStop Corp., Class A	137	5,200
		20,505

	Number of Shares	Fair Value

Construction & Engineering — 0.1%

Fluor Corp.	202	$11,546
Jacobs Engineering Group Inc.	173	7,813	(a)
Quanta Services Inc.	291	8,302	(a)
		27,661

Construction Machinery & Heavy Trucks — 0.5%

Caterpillar Inc.	906	72,507
Cummins Inc.	261	36,185
Joy Global Inc.	151	5,916
PACCAR Inc.	506	31,949
		146,557

Construction Materials — 0.1%

Martin Marietta Materials Inc.	85	11,883
Vulcan Materials Co.	222	18,715
		30,598

Consumer Electronics — 0.1%

Garmin Ltd.	202	9,599
Harman International Industries Inc.	114	15,234
		24,833

Consumer Finance — 0.8%

American Express Co.	1,319	103,041
Capital One Financial Corp.	832	65,578
Discover Financial Services	694	39,107
Navient Corp.	564	11,466
		219,192

Data Processing & Outsourced Services — 1.9%

Alliance Data Systems Corp.	91	26,959	(a)
Automatic Data Processing Inc.	722	61,832
Computer Sciences Corp.	194	12,664
Fidelity National Information Services Inc.	404	27,496
Fiserv Inc.	347	27,552	(a)
Mastercard Inc., Class A	1,451	125,352
Paychex Inc.	462	22,922
The Western Union Co.	906	18,854
Total System Services Inc.	313	11,941
Visa Inc., Class A	2,940	192,306
Xerox Corp.	1,511	19,416
		547,294

Department Stores — 0.3%

Kohl’s Corp.	285	22,301
Macy’s Inc.	493	32,001
Nordstrom Inc.	245	19,678
		73,980

Distillers & Vintners — 0.2%

Brown-Forman Corp., Class B	220	19,877
Constellation Brands Inc., Class A	239	27,774	(a)
		47,651

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value

Distributors — 0.1%

Genuine Parts Co.	216	$20,129

Diversified Banks — 4.6%

Bank of America Corp.	15,820	243,470
Citigroup Inc.	4,558	234,828
Comerica Inc.	306	13,810
JPMorgan Chase & Co.	5,619	340,399
U.S. Bancorp	2,651	115,769
Wells Fargo & Co.	7,093	385,859
		1,334,135

Diversified Chemicals — 0.7%

Eastman Chemical Co.	258	17,869
EI du Pont de Nemours & Co.	1,343	95,984
FMC Corp.	223	12,767
The Dow Chemical Co.	1,656	79,455
		206,075

Diversified Metals & Mining — 0.1%

Freeport-McMoRan Inc.	1,484	28,122

Diversified Support Services — 0.0%*

Cintas Corp.	133	10,857

Drug Retail — 1.0%

CVS Health Corp.	1,727	178,244
Walgreens Boots Alliance Inc.	1,293	109,491
		287,735

Electric Utilities — 1.6%

American Electric Power Company Inc.	748	42,075
Duke Energy Corp.	1,057	81,156
Edison International	465	29,049
Entergy Corp.	254	19,682
Eversource Energy	449	22,683
Exelon Corp.	1,314	44,163
FirstEnergy Corp.	594	20,826
NextEra Energy Inc.	654	68,049
Pepco Holdings Inc.	476	12,771
Pinnacle West Capital Corp.	149	9,499
PPL Corp.	951	32,011
The Southern Co.	1,349	59,734
Xcel Energy Inc.	718	24,994
		466,692

Electrical Components & Equipment — 0.5%

AMETEK Inc.	345	18,126
Eaton Corporation PLC	724	49,189
Emerson Electric Co.	1,041	58,941
Rockwell Automation Inc.	192	22,270
		148,526

	Number of Shares	Fair Value

Electronic Components — 0.2%

Amphenol Corp., Class A	439	$25,870
Corning Inc.	1,957	44,385
		70,255

Electronic Equipment & Instruments — 0.0%*

FLIR Systems Inc.	308	9,634

Electronic Manufacturing Services — 0.2%

TE Connectivity Ltd.	621	44,476

Environmental & Facilities Services — 0.2%

Republic Services Inc.	350	14,196
Stericycle Inc.	146	20,503	(a)
Waste Management Inc.	609	33,026
		67,725

Fertilizers & Agricultural Chemicals — 0.4%

CF Industries Holdings Inc.	70	19,858
Monsanto Co.	723	81,366
The Mosaic Co.	447	20,589
		121,813

Food Distributors — 0.1%

Sysco Corp.	841	31,731

Food Retail — 0.3%

The Kroger Co.	737	56,498
Whole Foods Market Inc.	513	26,717
		83,215

Footwear — 0.4%

NIKE Inc., Class B	1,035	103,842

Gas Utilities — 0.0%*

AGL Resources Inc.	197	9,781

General Merchandise Stores — 0.5%

Dollar General Corp.	466	35,127	(a)
Dollar Tree Inc.	291	23,613	(a)
Family Dollar Stores Inc.	130	10,301
Target Corp.	948	77,803
		146,844

Gold — 0.1%

Newmont Mining Corp.	700	15,197

Health Care REITs — 0.4%

HCP Inc.	654	28,260
Health Care REIT Inc.	528	40,846
Ventas Inc.	458	33,443
		102,549

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value

Healthcare Distributors — 0.6%

AmerisourceBergen Corp.	297	$33,760
Cardinal Health Inc.	505	45,586
Henry Schein Inc.	100	13,962	(a)
McKesson Corp.	345	78,039
Patterson Companies Inc.	145	7,075
		178,422

Healthcare Equipment — 2.0%

Abbott Laboratories	2,233	103,455
Baxter International Inc.	814	55,759
Becton Dickinson and Co.	303	43,508
Boston Scientific Corp.	1,896	33,654	(a)
CR Bard Inc.	129	21,588
Edwards Lifesciences Corp.	151	21,511	(a)
Intuitive Surgical Inc.	52	26,262	(a)
Medtronic PLC	2,136	166,587
St Jude Medical Inc.	407	26,618
Stryker Corp.	457	42,158
Varian Medical Systems Inc.	138	12,984	(a)
Zimmer Holdings Inc.	241	28,322
		582,406

Healthcare Facilities — 0.2%

HCA Holdings Inc.	434	32,650	(a)
Tenet Healthcare Corp.	212	10,496	(a)
Universal Health Services Inc., Class B	126	14,831
		57,977

Healthcare Services — 0.5%

DaVita Healthcare Partners Inc.	298	24,222	(a)
Express Scripts Holding Co.	1,090	94,579	(a)
Laboratory Corporation of America Holdings	144	18,157	(a)
Quest Diagnostics Inc.	246	18,905
		155,863

Healthcare Supplies — 0.0%*

DENTSPLY International Inc.	259	13,181

Healthcare Technology — 0.1%

Cerner Corp.	434	31,795	(a)

Home Building — 0.1%

DR Horton Inc.	456	12,987
Lennar Corp., Class A	301	15,595
PulteGroup Inc.	453	10,070
		38,652

Home Entertainment Software — 0.1%

Electronic Arts Inc.	442	25,996	(a)

Home Furnishing Retail — 0.1%

Bed Bath & Beyond Inc.	260	19,962	(a)

	Number of Shares	Fair Value

Home Furnishings — 0.1%

Leggett & Platt Inc.	265	$12,214
Mohawk Industries Inc.	106	19,689	(a)
		31,903

Home Improvement Retail — 1.2%

Lowe’s Companies Inc.	1,443	107,345
The Home Depot Inc.	1,983	225,288
		332,633

Hotel & Resort REITs — 0.1%

Host Hotels & Resorts Inc.	1,071	21,613

Hotels, Resorts & Cruise Lines — 0.4%

Carnival Corp.	641	30,665
Marriott International Inc., Class A	302	24,257
Royal Caribbean Cruises Ltd.	234	19,153
Starwood Hotels & Resorts Worldwide Inc.	251	20,958
Wyndham Worldwide Corp.	216	19,542
		114,575

Household Appliances — 0.1%

Whirlpool Corp.	110	22,227

Household Products — 1.7%

Colgate-Palmolive Co.	1,273	88,270
Kimberly-Clark Corp.	559	59,875
The Clorox Co.	182	20,091
The Procter & Gamble Co.	4,062	332,840
		501,076

Housewares & Specialties — 0.1%

Newell Rubbermaid Inc.	377	14,729

Human Resource & Employment Services — 0.0%*

Robert Half International Inc.	186	11,257

Hypermarkets & Super Centers — 1.0%

Costco Wholesale Corp.	650	98,472
Wal-Mart Stores Inc.	2,378	195,590
		294,062

Independent Power Producers & Energy Traders — 0.1%

AES Corp.	1,134	14,572
NRG Energy Inc.	462	11,638
		26,210

Industrial Conglomerates — 2.2%

3M Co.	966	159,342
Danaher Corp.	914	77,598
General Electric Co.	15,090	374,383	(k)
Roper Industries Inc.	142	24,424
		635,747

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value

Industrial Gases — 0.4%

Air Products & Chemicals Inc.	294	$44,476
Airgas Inc.	92	9,762
Praxair Inc.	437	52,764
		107,002

Industrial Machinery — 0.7%

Dover Corp.	231	15,967
Flowserve Corp.	229	12,936
Illinois Tool Works Inc.	540	52,456
Ingersoll-Rand PLC	377	25,666
Pall Corp.	183	18,371
Parker-Hannifin Corp.	211	25,063
Pentair PLC	262	16,477
Snap-on Inc.	98	14,412
Stanley Black & Decker Inc.	221	21,074
Xylem Inc.	244	8,545
		210,967

Industrial REITs — 0.1%

Prologis Inc.	714	31,102

Insurance Brokers — 0.3%

Aon PLC	436	41,908
Marsh & McLennan Companies Inc.	815	45,714
		87,622

Integrated Oil & Gas — 3.2%

Chevron Corp.	2,843	298,458
Exxon Mobil Corp.	6,307	536,095	(h)
Occidental Petroleum Corp.	1,152	84,096
		918,649

Integrated Telecommunication Services — 2.1%

AT&T Inc.	7,803	254,768
CenturyLink Inc.	815	28,158
Frontier Communications Corp.	1,366	9,630
Verizon Communications Inc.	6,239	303,403
Windstream Holdings Inc.	1,095	8,103
		604,062

Internet Retail — 1.3%

Amazon.com Inc.	572	212,841	(a)
Expedia Inc.	168	15,814
Netflix Inc.	87	36,252	(a)
The Priceline Group Inc.	78	90,804	(a)
TripAdvisor Inc.	154	12,808	(a)
		368,519

Internet Software & Services — 3.2%

Akamai Technologies Inc.	249	17,690	(a)
eBay Inc.	1,677	96,729	(a)
Equinix Inc.	100	23,285
Facebook Inc., Class A	3,146	258,649	(a)
Google Inc., Class A	429	237,966	(a)
Google Inc., Class C	429	235,092	(a)

	Number of Shares	Fair Value
VeriSign Inc.	147	$9,845	(a)
Yahoo! Inc.	1,322	58,743	(a)
		937,999

Investment Banking & Brokerage — 0.9%

E*TRADE Financial Corp.	511	14,592	(a)
Morgan Stanley	2,269	80,981
The Charles Schwab Corp.	1,726	52,539
The Goldman Sachs Group Inc.	600	112,782
		260,894

IT Consulting & Other Services — 1.3%

Accenture PLC, Class A	937	87,788
Cognizant Technology Solutions Corp., Class A	914	57,024	(a)
International Business Machines Corp.	1,385	222,293
Teradata Corp.	266	11,741	(a)
		378,846

Leisure Products — 0.1%

Hasbro Inc.	153	9,676
Mattel Inc.	581	13,276
		22,952

Life & Health Insurance — 0.9%

Aflac Inc.	689	44,103
Lincoln National Corp.	367	21,088
MetLife Inc.	1,687	85,278
Principal Financial Group Inc.	384	19,726
Prudential Financial Inc.	687	55,173
Torchmark Corp.	255	14,005
Unum Group	432	14,571
		253,944

Life Sciences Tools & Services — 0.4%

Agilent Technologies Inc.	469	19,487
PerkinElmer Inc.	148	7,569
Thermo Fisher Scientific Inc.	598	80,335
Waters Corp.	115	14,297	(a)
		121,688

Managed Healthcare — 1.3%

Aetna Inc.	528	56,248
Anthem Inc.	405	62,536
Cigna Corp.	399	51,646
Humana Inc.	235	41,835
UnitedHealth Group Inc.	1,446	171,047
		383,312

Metal & Glass Containers — 0.1%

Ball Corp.	236	16,671
Owens-Illinois Inc.	210	4,897	(a)
		21,568

Motorcycle Manufacturers — 0.1%

Harley-Davidson Inc.	301	18,283

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value

Movies & Entertainment — 1.7%

The Walt Disney Co.	2,347	$246,177
Time Warner Inc.	1,243	104,959
Twenty-First Century Fox Inc., Class A	2,752	93,127
Viacom Inc., Class B	566	38,658
		482,921

Multi-Line Insurance — 0.6%

American International Group Inc.	2,075	113,689
Assurant Inc.	146	8,966
Genworth Financial Inc., Class A	912	6,667	(a)
Loews Corp.	528	21,558
The Hartford Financial Services Group Inc.	612	25,594
		176,474

Multi-Sector Holdings — 1.4%

Berkshire Hathaway Inc., Class B	2,740	395,437	(a)
Leucadia National Corp.	430	9,584
		405,021

Multi-Utilities — 1.1%

Ameren Corp.	336	14,179
CenterPoint Energy Inc.	737	15,042
CMS Energy Corp.	380	13,266
Consolidated Edison Inc.	416	25,376
Dominion Resources Inc.	875	62,011
DTE Energy Co.	249	20,092
Integrys Energy Group Inc.	131	9,435
NiSource Inc.	547	24,155
PG&E Corp.	728	38,635
Public Service Enterprise Group Inc.	722	30,266
SCANA Corp.	195	10,723
Sempra Energy	354	38,593
TECO Energy Inc.	302	5,859
Wisconsin Energy Corp.	388	19,206
		326,838

Office REITs — 0.2%

Boston Properties Inc.	218	30,625
SL Green Realty Corp.	100	12,838
Vornado Realty Trust	248	27,776
		71,239

Office Services & Supplies — 0.0%*

Pitney Bowes Inc.	320	7,462

Oil & Gas Drilling — 0.1%

Diamond Offshore Drilling Inc.	177	4,742
Ensco PLC, Class A	467	9,840
Helmerich & Payne Inc.	146	9,938
Noble Corporation PLC	320	4,569
Transocean Ltd.	700	10,269
		39,358

	Number of Shares	Fair Value

Oil & Gas Equipment & Services — 1.1%

Baker Hughes Inc.	663	$42,153
Cameron International Corp.	272	12,273	(a)
FMC Technologies Inc.	322	11,917	(a)
Halliburton Co.	1,273	55,859
National Oilwell Varco Inc.	616	30,794
Schlumberger Ltd.	1,940	161,874
		314,870

Oil & Gas Exploration & Production — 1.9%

Anadarko Petroleum Corp.	760	62,935
Apache Corp.	539	32,518
Cabot Oil & Gas Corp.	577	17,039
Chesapeake Energy Corp.	713	10,096
Cimarex Energy Co.	148	17,033
ConocoPhillips	1,825	113,624
Devon Energy Corp.	551	33,231
EOG Resources Inc.	820	75,186
EQT Corp.	264	21,878
Hess Corp.	362	24,569
Marathon Oil Corp.	960	25,066
Murphy Oil Corp.	282	13,141
Newfield Exploration Co.	338	11,860	(a)
Noble Energy Inc.	632	30,905
Pioneer Natural Resources Co.	213	34,828
QEP Resources Inc.	351	7,318
Range Resources Corp.	231	12,021
Southwestern Energy Co.	525	12,175	(a)
		555,423

Oil & Gas Refining & Marketing — 0.6%

Marathon Petroleum Corp.	429	43,925
Phillips 66	830	65,238
Tesoro Corp.	176	16,067
Valero Energy Corp.	796	50,642
		175,872

Oil & Gas Storage & Transportation — 0.7%

Kinder Morgan Inc.	2,521	106,033
ONEOK Inc.	358	17,270
Spectra Energy Corp.	960	34,723
The Williams Companies Inc.	1,026	51,906
		209,932

Packaged Foods & Meats — 1.4%

Campbell Soup Co.	245	11,405
ConAgra Foods Inc.	599	21,881
General Mills Inc.	921	52,129
Hormel Foods Corp.	254	14,440
Kellogg Co.	357	23,544
Keurig Green Mountain Inc.	172	19,217
Kraft Foods Group Inc.	884	77,010
McCormick & Company Inc.	178	13,726
Mead Johnson Nutrition Co.	288	28,953
Mondelez International Inc., Class A	2,495	90,044

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value
The Hershey Co.	209	$21,090
The JM Smucker Co.	175	20,253
Tyson Foods Inc., Class A	507	19,418
		413,110

Paper Packaging — 0.1%

Avery Dennison Corp.	170	8,995
MeadWestvaco Corp.	229	11,420
Sealed Air Corp.	292	13,303
		33,718

Paper Products — 0.1%

International Paper Co.	606	33,627

Personal Products — 0.1%

The Estee Lauder Companies Inc., Class A	318	26,445

Pharmaceuticals — 6.0%

AbbVie Inc.	2,403	140,672
Actavis PLC	555	165,179	(a)
Bristol-Myers Squibb Co.	2,499	161,185
Eli Lilly & Co.	1,454	105,633
Endo International PLC	234	20,990	(a)
Hospira Inc.	239	20,994	(a)
Johnson & Johnson	4,205	423,023	(h)
Mallinckrodt PLC	164	20,770	(a)
Merck & Company Inc.	4,289	246,532
Mylan N.V.	534	31,693	(a)
Perrigo Company PLC	216	35,759
Pfizer Inc.	9,172	319,094
Zoetis Inc.	769	35,597
		1,727,121

Property & Casualty Insurance — 0.8%

ACE Ltd.	498	55,522
Cincinnati Financial Corp.	200	10,656
The Allstate Corp.	641	45,620
The Chubb Corp.	338	34,172
The Progressive Corp.	753	20,481
The Travelers Companies Inc.	498	53,849
XL Group PLC	355	13,064
		233,364

Publishing — 0.1%

Gannett Company Inc.	378	14,016
News Corp., Class A	684	10,951	(a)
		24,967

Railroads — 0.9%

CSX Corp.	1,496	49,548
Kansas City Southern	155	15,822
Norfolk Southern Corp.	465	47,858
Union Pacific Corp.	1,340	145,135
		258,363

	Number of Shares	Fair Value

Real Estate Services — 0.1%

CBRE Group Inc., Class A	386	$14,942	(a)

Regional Banks — 0.9%

BB&T Corp.	1,101	42,928
Fifth Third Bancorp	1,166	21,979
Huntington Bancshares Inc.	1,382	15,271
KeyCorp	1,212	17,162
M&T Bank Corp.	187	23,749
Regions Financial Corp.	1,932	18,257
SunTrust Banks Inc.	744	30,571
The PNC Financial Services Group Inc.	783	73,007
Zions Bancorporation	266	7,182
		250,106

Research & Consulting Services — 0.1%

Equifax Inc.	168	15,624
Nielsen N.V.	457	20,368
The Dun & Bradstreet Corp.	47	6,033
		42,025

Residential REITs — 0.4%

Apartment Investment & Management Co., Class A	323	12,713
AvalonBay Communities Inc.	189	32,933
Equity Residential	547	42,590
Essex Property Trust Inc.	110	25,289
		113,525

Restaurants — 1.2%

Chipotle Mexican Grill Inc.	47	30,575	(a)
Darden Restaurants Inc.	169	11,719
McDonald’s Corp.	1,468	143,042
Starbucks Corp.	1,110	105,117
Yum! Brands Inc.	658	51,798
		342,251

Retail REITs — 0.5%

General Growth Properties Inc.	891	26,329
Kimco Realty Corp.	706	18,956
Simon Property Group Inc.	462	90,386
The Macerich Co.	196	16,529
		152,200

Security & Alarm Services — 0.1%

The ADT Corp.	235	9,757
Tyco International PLC	594	25,578
		35,335

Semiconductor Equipment — 0.3%

Applied Materials Inc.	1,861	41,984
KLA-Tencor Corp.	285	16,613
Lam Research Corp.	223	15,662
		74,259

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value

Semiconductors — 2.0%

Altera Corp.	424	$18,194
Analog Devices Inc.	442	27,846
Avago Technologies Ltd.	381	48,379
Broadcom Corp., Class A	772	33,424
First Solar Inc.	139	8,311	(a)
Intel Corp.	7,121	222,674
Linear Technology Corp.	333	15,584
Microchip Technology Inc.	341	16,675
Micron Technology Inc.	1,639	44,466	(a)
NVIDIA Corp.	720	15,066
Skyworks Solutions Inc.	300	29,487
Texas Instruments Inc.	1,577	90,181
Xilinx Inc.	368	15,566
		585,853

Soft Drinks — 1.8%

Coca-Cola Enterprises Inc.	387	17,105
Dr Pepper Snapple Group Inc.	274	21,503
Monster Beverage Corp.	205	28,371	(a)
PepsiCo Inc.	2,253	215,432
The Coca-Cola Co.	5,932	240,543
		522,954

Specialized Consumer Services — 0.1%

H&R Block Inc.	469	15,041

Specialized Finance — 0.6%

CME Group Inc.	483	45,745
Intercontinental Exchange Inc.	173	40,356
McGraw Hill Financial Inc.	415	42,911
Moody’s Corp.	261	27,092
The NASDAQ OMX Group Inc.	156	7,946
		164,050

Specialized REITs — 0.7%

American Tower Corp.	630	59,315
Crown Castle International Corp.	510	42,095
Iron Mountain Inc.	251	9,156
Plum Creek Timber Company Inc.	297	12,905
Public Storage	222	43,765
Weyerhaeuser Co.	745	24,697
		191,933

Specialty Chemicals — 0.6%

Ecolab Inc.	412	47,125
International Flavors & Fragrances Inc.	112	13,149
PPG Industries Inc.	209	47,138
Sigma-Aldrich Corp.	169	23,364
The Sherwin-Williams Co.	117	33,286
		164,062

Specialty Stores — 0.2%

Staples Inc.	888	14,461

	Number of Shares	Fair Value
Tiffany & Co.	195	$17,162
Tractor Supply Co.	236	20,074
		51,697

Steel — 0.1%

Allegheny Technologies Inc.	135	4,051
Nucor Corp.	450	21,389
		25,440

Systems Software — 2.7%

CA Inc.	549	17,903
Microsoft Corp.	12,380	503,309	(h)
Oracle Corp.	4,870	210,141
Red Hat Inc.	327	24,770	(a)
Symantec Corp.	979	22,874
		778,997

Technology Hardware, Storage & Peripherals — 4.6%

Apple Inc.	8,758	1,089,758	(h)
EMC Corp.	3,041	77,728
Hewlett-Packard Co.	2,786	86,812
NetApp Inc.	436	15,460
SanDisk Corp.	313	19,913
Seagate Technology PLC	466	24,246
Western Digital Corp.	312	28,395
		1,342,312

Thrifts & Mortgage Finance — 0.1%

Hudson City Bancorp Inc.	945	9,904
People’s United Financial Inc.	561	8,527
		18,431

Tires & Rubber — 0.0%*

The Goodyear Tire & Rubber Co.	372	10,074

Tobacco — 1.3%

Altria Group Inc.	2,980	149,060
Lorillard Inc.	516	33,721
Philip Morris International Inc.	2,340	176,272
Reynolds American Inc.	441	30,389
		389,442

Trading Companies & Distributors — 0.2%

Fastenal Co.	473	19,599
United Rentals Inc.	138	12,580	(a)
WW Grainger Inc.	86	20,280
		52,459

Trucking — 0.0%*

Ryder System Inc.	69	6,548

Total Common Stock (Cost $20,318,478)		27,501,873

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Fair Value
Short-Term Investments — 4.5%

State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $1,306,409)	$1,306,409	(d,h,m)

Total Investments (Cost $21,624,887)	28,808,282

Other Assets and Liabilities, net — 0.3%	84,847

NET ASSETS — 100.0%	$28,893,129

Other Information:

The Fund had the following long futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2015	13	$1,339,520	$(5,235)

See Notes to Schedules of Investments and Notes to Financial Statements.

U.S. Large-Cap Core Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2015.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2014 – March 31, 2015

Account value at the beginning of the period ($)		Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,034.60	2.08
Service Class	1,000.00	1,033.20	3.35
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,022.89	2.07
Service Class	1,000.00	1,021.64	3.33

*	Expenses are equal to the Fund’s annualized expense ratio of 0.41% for Investment Class shares and 0.66% for Service Class shares (for the period October 1, 2014 – March 31, 2015), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Large-Cap Core Equity Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities of large-capitalization U.S. companies, such as common and preferred stocks. The Fund invests in U.S. large-cap companies (meaning companies with market capitalizations of $8 billion or more) that the portfolio managers believe are undervalued by the market but have solid growth prospects.

Sector Allocation

as a % of Investments of $101,433 (in thousands) on March 31, 2015 (a)(b)

Top Ten Largest Holdings

as of March 31, 2015 (as a % of Investments) (a)(b)

Apple Inc.	3.10%
Pfizer Inc.	2.81%
JPMorgan Chase & Co.	2.79%
Exxon Mobil Corp.	2.45%
Cisco Systems Inc.	2.40%
Google Inc., Class A	2.38%
CVS Health Corp.	2.27%
PepsiCo Inc.	2.26%
Amgen Inc.	2.18%
Honeywell International Inc.	2.10%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

U.S. Large-Cap Core Equity Fund

Schedule of Investments	March 31, 2015 (Unaudited)

U.S. Large-Cap Core Equity Fund

	Number of Shares	Fair Value
Common Stock — 95.7%†

Aerospace & Defense — 5.9%
General Dynamics Corp.	9,571	$1,299,072
Hexcel Corp.	19,140	984,179
Honeywell International Inc.	20,418	2,129,801
The Boeing Co.	10,634	1,595,951
		6,009,003

Agricultural Products — 1.5%

Archer-Daniels-Midland Co.	32,967	1,562,636

Airlines — 1.2%

Delta Air Lines Inc.	26,586	1,195,307

Aluminum — 0.3%

Alcoa Inc.	25,523	329,757

Asset Management & Custody Banks — 4.7%

Ameriprise Financial Inc.	12,442	1,627,912
Invesco Ltd.	42,538	1,688,333
State Street Corp.	20,204	1,485,600	(e)
		4,801,845

Auto Parts & Equipment — 1.3%

Delphi Automotive PLC	15,951	1,271,933

Automobile Manufacturers — 1.7%

Ford Motor Co.	106,345	1,716,408

Automotive Retail — 1.1%

Advance Auto Parts Inc.	7,444	1,114,292

Biotechnology — 3.4%

Amgen Inc.	13,825	2,209,926
Gilead Sciences Inc.	12,760	1,252,139	(a)
		3,462,065

Broadcasting — 0.8%

CBS Corp., Class B	13,825	838,210

Cable & Satellite — 2.1%

Comcast Corp., Class A	36,689	2,071,828

Communications Equipment — 4.4%

Cisco Systems Inc.	88,266	2,429,522
QUALCOMM Inc.	29,151	2,021,330
		4,450,852

Diversified Banks — 5.0%

Citigroup Inc.	15,952	821,847

	Number of Shares	Fair Value
JPMorgan Chase & Co.	46,791	$2,834,599
Wells Fargo & Co.	26,586	1,446,278
		5,102,724

Drug Retail — 2.3%

CVS Health Corp.	22,332	2,304,886

Electric Utilities — 1.2%

NextEra Energy Inc.	12,016	1,250,265

Electrical Components & Equipment — 0.5%

Rockwell Automation Inc.	4,254	493,422

General Merchandise Stores — 3.7%

Dollar General Corp.	26,054	1,963,950	(a)
Target Corp.	21,268	1,745,465
		3,709,415

Healthcare Distributors — 1.8%

Cardinal Health Inc.	20,205	1,823,905

Healthcare Equipment — 2.8%

Boston Scientific Corp.	109,534	1,944,228	(a)
Stryker Corp.	9,146	843,719
		2,787,947

Home Improvement Retail — 1.9%

Lowe’s Companies Inc.	26,055	1,938,231

Household Products — 1.2%

Energizer Holdings Inc.	8,508	1,174,529

Independent Power Producers & Energy Traders — 1.5%

Calpine Corp.	35,912	821,307	(a)
NRG Energy Inc.	28,861	727,009
		1,548,316

Industrial Machinery — 1.6%

Ingersoll-Rand PLC	23,395	1,592,732

Integrated Oil & Gas — 3.6%

Cenovus Energy Inc.	34,029	574,410
Exxon Mobil Corp.	29,244	2,485,740
Occidental Petroleum Corp.	8,083	590,059
		3,650,209

Integrated Telecommunication Services — 1.4%

Verizon Communications Inc.	29,777	1,448,056

Internet Software & Services — 2.4%

Google Inc., Class A	4,359	2,417,937	(a)

Life & Health Insurance — 0.6%

Lincoln National Corp.	10,635	611,087

See Notes to Schedules of Investments and Notes to Financial Statements.

U.S. Large-Cap Core Equity Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value

Life Sciences Tools & Services — 0.8%

PerkinElmer Inc.	14,888	$761,372

Movies & Entertainment — 1.9%

Time Warner Inc.	22,332	1,885,714

Multi-Line Insurance — 3.3%

American International Group Inc.	36,157	1,981,042
The Hartford Financial Services Group Inc.	31,904	1,334,225
		3,315,267

Oil & Gas Equipment & Services — 2.7%

Baker Hughes Inc.	10,635	676,173
Schlumberger Ltd.	24,990	2,085,166
		2,761,339

Oil & Gas Exploration & Production — 2.1%

Hess Corp.	23,396	1,587,886
Marathon Oil Corp.	21,269	555,334
		2,143,220

Packaged Foods & Meats — 1.7%

Mondelez International Inc., Class A	46,792	1,688,723

Pharmaceuticals — 7.0%

Actavis PLC	5,849	1,740,779	(a)
Johnson & Johnson	10,635	1,069,881
Merck & Company Inc.	25,524	1,467,120
Pfizer Inc.	81,885	2,848,779
		7,126,559

Railroads — 0.8%

CSX Corp.	24,459	810,082

Regional Banks — 0.6%

Regions Financial Corp.	68,007	642,666

Research & Consulting Services — 1.7%

Nielsen N.V.	38,283	1,706,273

Semiconductor Equipment — 1.4%

Applied Materials Inc.	63,807	1,439,486

Soft Drinks — 2.3%

PepsiCo Inc.	23,929	2,288,091

Specialized REITs — 1.6%

American Tower Corp.	17,015	1,601,962

	Number of Shares	Fair Value

Systems Software — 2.2%

Microsoft Corp.	10,634	$432,325
Oracle Corp.	42,537	1,835,472
		2,267,797

Technology Hardware, Storage & Peripherals — 5.7%

Apple Inc.	25,310	3,149,323
EMC Corp.	57,425	1,467,783
Hewlett-Packard Co.	37,221	1,159,807
		5,776,913

Total Common Stock (Cost $79,905,779)		96,893,261

Exchange Traded Funds — 1.4%
Financial Select Sector SPDR Fund	11,595	279,556	(m)
Industrial Select Sector SPDR Fund	20,026	1,116,850	(m)

Total Exchange Traded Funds (Cost $886,857)		1,396,406

Total Investments in Securities (Cost $80,792,636)		98,289,667

Short-Term Investments — 3.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $3,143,086)		3,143,086	(d,h,m)

Total Investments (Cost $83,935,722)		101,432,753

Liabilities in Excess of Other Assets, net — (0.2)%		(242,658)

NET ASSETS — 100.0%		$101,190,095

Other Information:

The Fund had the following long futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2015	16	$1,648,640	$(5,660)

See Notes to Schedules of Investments and Notes to Financial Statements.

Premier Growth Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2015.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2014 – March 31, 2015

Account value at the beginning of the period ($)		Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,080.20	1.97
Service Class	1,000.00	1,077.80	3.26
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,023.04	1.92
Service Class	1,000.00	1,021.79	3.18

*	Expenses are equal to the Fund’s annualized expense ratio of 0.38% for Investment Class shares and 0.63% for Service Class shares (for the period October 1, 2014 – March 31, 2015), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Premier Growth Equity Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily in a limited number of large and medium-sized companies (meaning companies with market capitalizations of $2 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential.

Sector Allocation

as a % of Investments of $375,115 (in thousands) on March 31, 2015 (a)(b)

Top Ten Largest Holdings

as of March 31, 2015 (as a % of Investments) (a)(b)

Apple Inc.	5.00%
Actavis PLC	4.14%
Liberty Global PLC, Class C	3.89%
CME Group Inc.	3.88%
Visa Inc., Class A	3.85%
Schlumberger Ltd.	3.73%
Lowe’s Companies Inc.	3.68%
Amgen Inc.	3.55%
QUALCOMM Inc.	3.32%
Baidu Inc. ADR	3.23%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Premier Growth Equity Fund

Schedule of Investments	March 31, 2015 (Unaudited)

Premier Growth Equity Fund

	Number of Shares	Fair Value
Common Stock — 97.0%†

Air Freight & Logistics — 1.2%

United Parcel Service Inc., Class B	45,177	$4,379,458

Application Software — 2.2%

Intuit Inc.	85,334	8,273,985

Asset Management & Custody Banks — 2.9%

State Street Corp.	149,585	10,998,985	(e)

Biotechnology — 8.2%

Alexion Pharmaceuticals Inc.	49,193	8,525,147	(a)
Amgen Inc.	83,326	13,319,661
Gilead Sciences Inc.	92,361	9,063,385	(a)
		30,908,193

Broadcasting — 1.4%

Discovery Communications Inc., Class C	173,679	5,119,189	(a)

Cable & Satellite — 6.6%

Comcast Corp., Special Class A	180,706	10,131,282
Liberty Global PLC, Class C	293,146	14,601,602	(a)
		24,732,884

Casinos & Gaming — 1.2%

Las Vegas Sands Corp.	83,326	4,586,263	(h)

Communications Equipment — 3.3%

QUALCOMM Inc.	179,703	12,460,606

Data Processing & Outsourced Services — 3.8%

Visa Inc., Class A	220,863	14,446,649

Fertilizers & Agricultural Chemicals — 3.2%

Monsanto Co.	105,412	11,863,066

Healthcare Equipment — 5.4%

Abbott Laboratories	225,883	10,465,160
Medtronic PLC	125,491	9,787,043
		20,252,203

Healthcare Services — 1.3%

Express Scripts Holding Co.	56,219	4,878,123	(a)

Healthcare Supplies — 2.0%

The Cooper Companies Inc.	40,157	7,526,225

	Number of Shares	Fair Value

Home Improvement Retail — 3.7%

Lowe’s Companies Inc.	185,726	$13,816,157

Internet Retail — 2.9%

Amazon.com Inc.	29,114	10,833,319	(a)

Internet Software & Services — 12.1%

Baidu Inc. ADR	58,228	12,134,715	(a)
eBay Inc.	168,659	9,728,251	(a)
Facebook Inc., Class A	75,294	6,190,296	(a)
Google Inc., Class A	9,035	5,011,715	(a)
Google Inc., Class C	13,051	7,151,948	(a)
LinkedIn Corp., Class A	20,078	5,016,689	(a)
		45,233,614

Investment Banking & Brokerage — 2.7%

The Charles Schwab Corp.	331,295	10,084,620

Movies & Entertainment — 2.6%

The Walt Disney Co.	92,361	9,687,745

Oil & Gas Equipment & Services — 3.7%

Schlumberger Ltd.	167,655	13,989,133

Pharmaceuticals — 4.1%

Actavis PLC	52,204	15,536,954	(a)

Soft Drinks — 3.1%

PepsiCo Inc.	122,479	11,711,442

Specialized Finance — 6.9%

CME Group Inc.	153,600	14,547,456
McGraw Hill Financial Inc.	110,432	11,418,669
		25,966,125

Specialized REITs — 2.9%

American Tower Corp.	115,451	10,869,712

Specialty Stores — 2.1%

Dick’s Sporting Goods Inc.	135,529	7,723,798

Technology Hardware, Storage & Peripherals — 6.7%

Apple Inc.	150,589	18,737,789
EMC Corp.	250,980	6,415,049
		25,152,838

Trading Companies & Distributors — 0.8%

United Rentals Inc.	33,131	3,020,222	(a,h)

Total Common Stock (Cost $274,592,771)		364,051,508

See Notes to Schedules of Investments and Notes to Financial Statements.

Premier Growth Equity Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Fair Value
Short-Term Investments — 3.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $11,063,552)	$11,063,552	(d,m)

Total Investments (Cost $285,656,323)	375,115,060

Other Assets and Liabilities, net — 0.0%*	78,306

NET ASSETS — 100.0%	$375,193,366

Other Information:

The Fund had the following long futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2015	32	$3,297,280	$9,998

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2015.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2014 – March 31, 2015

Account value at the beginning of the period ($)		Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,108.70	4.68
Service Class	1,000.00	1,107.70	5.99
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,020.49	4.48
Service Class	1,000.00	1,019.25	5.74

*	Expenses are equal to the Fund’s annualized expense ratio of 0.89% for Investment Class shares and 1.14% for Service Class shares (for the period October 1, 2014 – March 31, 2015), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Small-Cap Equity Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks. The Fund uses a multi sub-adviser investment strategy that combines growth, value and core investment management styles, which allows the Fund the potential to benefit from both value and growth cycles in the marketplace.

Sector Allocation

as a % of Investments of $1,344,546 (in thousands) on March 31, 2015 (a)(b)

Top Ten Largest Holdings

as of March 31, 2015 (as a % of Investments) (a)(b)

The Fresh Market Inc.	1.54%
Blackbaud Inc.	1.49%
Woodward Inc.	0.96%
John Wiley & Sons Inc., Class A	0.86%
CLARCOR Inc.	0.86%
MEDNAX Inc.	0.86%
Endurance Specialty Holdings Ltd.	0.85%
Iconix Brand Group Inc.	0.82%
Sensient Technologies Corp.	0.81%
Jarden Corp.	0.80%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Less than 0.05%.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2015 (Unaudited)

Small-Cap Equity Fund

	Number of Shares	Fair Value
Common Stock — 94.8%†

Aerospace & Defense — 1.2%

Esterline Technologies Corp.	79,711	$9,120,532	(a)
Moog Inc., Class A	13,115	984,281	(a)
Teledyne Technologies Inc.	54,967	5,866,628	(a)
		15,971,441

Agricultural & Farm Machinery — 0.7%

AGCO Corp.	205,905	9,809,314

Agricultural Products — 0.7%

Darling Ingredients Inc.	650,780	9,117,428	(a)
Fresh Del Monte Produce Inc.	16,127	627,501
		9,744,929

Alternative Carriers — 0.0%*

Inteliquent Inc.	38,500	605,990

Apparel Retail — 1.1%

Citi Trends Inc.	27,400	739,800	(a)
Genesco Inc.	73,027	5,201,713	(a)
The Buckle Inc.	135,767	6,936,336
The Children’s Place Inc.	12,550	805,585
The Finish Line Inc., Class A	13,742	336,954
Zumiez Inc.	19,800	796,950	(a)
		14,817,338

Apparel, Accessories & Luxury Goods — 1.2%

Columbia Sportswear Co.	92,395	5,626,855
Iconix Brand Group Inc.	325,580	10,962,279	(a)
		16,589,134

Application Software — 6.5%

ACI Worldwide Inc.	221,696	4,801,935	(a)
Blackbaud Inc.	422,424	20,014,449	(h)
Bottomline Technologies Inc.	128,000	3,503,360	(a)
BroadSoft Inc.	20,400	682,584	(a)
Fair Isaac Corp.	9,940	881,877
Guidewire Software Inc.	192,500	10,127,425	(a)
Jive Software Inc.	368,980	1,892,867	(a)
Mentor Graphics Corp.	99,100	2,381,373
MicroStrategy Inc., Class A	4,900	829,031	(a)
NetScout Systems Inc.	15,200	666,520	(a)
PROS Holdings Inc.	242,500	5,992,175	(a)
PTC Inc.	183,753	6,646,346	(a)
QAD Inc., Class A	29,900	723,580
Qlik Technologies Inc.	220,000	6,848,600	(a)
RealPage Inc.	259,304	5,222,383	(a)
Solera Holdings Inc.	130,161	6,724,117
SS&C Technologies Holdings Inc.	136,152	8,482,270
Tyler Technologies Inc.	5,972	719,805	(a)
Verint Systems Inc.	14,700	910,371	(a)
		88,051,068

	Number of Shares	Fair Value

Asset Management & Custody Banks — 0.6%

Cohen & Steers Inc.	14,149	$579,401
Financial Engines Inc.	164,000	6,860,120
Westwood Holdings Group Inc.	6,532	393,880
		7,833,401

Auto Parts & Equipment — 0.7%

American Axle & Manufacturing Holdings Inc.	31,751	820,128	(a)
Cooper-Standard Holding Inc.	12,067	714,367	(a)
Dana Holding Corp.	36,479	771,896
Gentherm Inc.	11,700	590,967	(a)
Tenneco Inc.	119,510	6,862,264	(a)
		9,759,622

Automobile Manufacturers — 0.7%

Thor Industries Inc.	120,795	7,635,452
Winnebago Industries Inc.	63,471	1,349,393
		8,984,845

Automotive Retail — 1.0%

CST Brands Inc.	137,500	6,026,625
Group 1 Automotive Inc.	52,545	4,536,210
Monro Muffler Brake Inc.	40,890	2,659,894
		13,222,729

Biotechnology — 1.7%

Aegerion Pharmaceuticals Inc.	25,600	669,952	(a)
AMAG Pharmaceuticals Inc.	22,900	1,251,714	(a)
Cepheid	133,500	7,596,150	(a)
Dyax Corp.	61,300	1,027,082	(a)
Emergent Biosolutions Inc.	29,300	842,668	(a)
Genomic Health Inc.	105,700	3,229,135	(a)
Infinity Pharmaceuticals Inc.	23,400	327,132	(a)
Ironwood Pharmaceuticals Inc.	41,100	657,600	(a)
Isis Pharmaceuticals Inc.	24,000	1,528,080	(a)
MacroGenics Inc.	28,800	903,456	(a)
Merrimack Pharmaceuticals Inc.	34,900	414,612	(a)
Ophthotech Corp.	8,500	395,505	(a)
Repligen Corp.	132,003	4,007,611	(a)
Spectrum Pharmaceuticals Inc.	73,300	444,931	(a)
		23,295,628

Brewers — 0.0%*

Craft Brew Alliance Inc.	19,157	261,301	(a)

Building Products — 0.3%

AO Smith Corp.	14,800	971,768
Builders FirstSource Inc.	108,933	726,583	(a)
Patrick Industries Inc.	17,800	1,108,406	(a)
Universal Forest Products Inc.	30,465	1,690,198
		4,496,955

Cable & Satellite — 0.1%

Starz, Class A	21,900	753,579	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value

Casinos & Gaming — 0.1%

Churchill Downs Inc.	6,300	$724,311
Pinnacle Entertainment Inc.	28,588	1,031,741	(a)
		1,756,052

Commercial Printing — 0.4%

Brady Corp., Class A	185,500	5,247,795
Multi-Color Corp.	10,200	707,166
		5,954,961

Commodity Chemicals — 0.3%

Koppers Holdings Inc.	230,745	4,541,062

Communications Equipment — 0.8%

ADTRAN Inc.	107,986	2,016,099
ARRIS Group Inc.	31,500	910,193	(a)
Bel Fuse Inc., Class B	27,045	514,666
CalAmp Corp.	62,749	1,015,906	(a)
EchoStar Corp., Class A	11,300	584,436	(a)
Finisar Corp.	50,011	1,067,235	(a)
InterDigital Inc.	7,400	375,476
Plantronics Inc.	31,781	1,682,804
Polycom Inc.	45,900	615,060	(a)
Riverbed Technology Inc.	84,617	1,769,341	(a)
Ruckus Wireless Inc.	34,125	439,189	(a)
		10,990,405

Construction & Engineering — 0.9%

AECOM	21,109	650,579	(a)
Chicago Bridge & Iron Company N.V.	214,885	10,585,235
Dycom Industries Inc.	11,108	542,515	(a)
Granite Construction Inc.	20,707	727,644
		12,505,973

Construction Machinery & Heavy Trucks — 0.9%

Alamo Group Inc.	34,481	2,176,785
Astec Industries Inc.	42,481	1,821,585
Douglas Dynamics Inc.	34,130	779,529
FreightCar America Inc.	16,221	509,826
The Greenbrier Companies Inc.	13,397	777,026
Trinity Industries Inc.	130,315	4,627,486
Wabash National Corp.	111,286	1,569,133	(a)
		12,261,370

Construction Materials — 0.1%

Headwaters Inc.	38,808	711,739	(a)

Consumer Electronics — 0.1%

Skullcandy Inc.	66,343	749,676	(a)
ZAGG Inc.	62,000	537,540	(a)
		1,287,216

Data Processing & Outsourced Services — 2.5%

Broadridge Financial Solutions Inc.	178,275	9,806,908
Cardtronics Inc.	137,500	5,170,000	(a)

	Number of Shares	Fair Value
CoreLogic Inc.	131,736	$4,646,329	(a)
CSG Systems International Inc.	76,600	2,327,874
Global Cash Access Holdings Inc.	323,975	2,468,689	(a)
WEX Inc.	91,600	9,834,176	(a)
		34,253,976

Distributors — 0.6%

LKQ Corp.	292,107	7,466,255	(a)

Diversified Capital Markets — 0.1%

HFF Inc. REIT, Class A	27,824	1,044,513

Diversified Metals & Mining — 0.1%

Globe Specialty Metals Inc.	28,700	543,004
Materion Corp.	16,869	648,276
		1,191,280

Diversified Real Estate Activities — 0.0%*

The St Joe Co.	21,680	402,381	(a)

Diversified REITs — 0.1%

Cousins Properties Inc.	112,854	1,196,252

Diversified Support Services — 1.3%

Healthcare Services Group Inc.	222,186	7,138,836
Ritchie Bros Auctioneers Inc.	361,329	9,011,546
UniFirst Corp.	11,232	1,321,894
		17,472,276

Education Services — 0.5%

Bright Horizons Family Solutions Inc.	27,300	1,399,671	(a)
Capella Education Co.	8,800	570,944
DeVry Education Group Inc.	13,585	453,196
Grand Canyon Education Inc.	15,700	679,810	(a)
K12 Inc.	249,702	3,925,315	(a)
		7,028,936

Electric Utilities — 0.7%

ALLETE Inc.	11,169	589,276
IDACORP Inc.	135,126	8,495,372
		9,084,648

Electrical Components & Equipment — 0.3%

Encore Wire Corp.	42,105	1,594,937
EnerSys	19,672	1,263,729
Regal-Beloit Corp.	10,008	799,839
Thermon Group Holdings Inc.	31,549	759,385	(a)
		4,417,890

Electronic Components — 0.5%

DTS Inc.	21,100	718,877	(a)
Littelfuse Inc.	49,963	4,965,823
Rogers Corp.	11,082	911,051	(a)
		6,595,751

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value

Electronic Equipment & Instruments — 0.9%

Cognex Corp.	15,900	$788,481	(a)
Coherent Inc.	20,875	1,356,040	(a)
Control4 Corp.	142,165	1,703,137	(a)
Newport Corp.	32,200	613,732	(a)
Rofin-Sinar Technologies Inc.	34,355	832,422	(a)
Zebra Technologies Corp., Class A	73,410	6,659,388	(a)
		11,953,200

Electronic Manufacturing Services — 0.4%

Methode Electronics Inc.	45,402	2,135,710
Multi-Fineline Electronix Inc.	38,863	710,027	(a)
Plexus Corp.	45,628	1,860,254	(a)
		4,705,991

Environmental & Facilities Services — 0.8%

Clean Harbors Inc.	179,150	10,172,137	(a)

Fertilizers & Agricultural Chemicals — 0.5%

American Vanguard Corp.	166,500	1,768,230
Intrepid Potash Inc.	384,388	4,439,681	(a)
		6,207,911

Food Distributors — 0.5%

SpartanNash Co.	221,233	6,982,113

Food Retail — 2.2%

Casey’s General Stores Inc.	97,691	8,801,959
The Fresh Market Inc.	510,160	20,732,903	(a)
		29,534,862

Footwear — 1.2%

Crocs Inc.	45,954	542,717	(a)
Deckers Outdoor Corp.	55,369	4,034,739	(a)
Skechers U.S.A. Inc., Class A	12,272	882,479	(a)
Wolverine World Wide Inc.	320,500	10,720,725
		16,180,660

Forest Products — 0.1%

Boise Cascade Co.	21,952	822,322	(a)

Gas Utilities — 0.1%

South Jersey Industries Inc.	23,719	1,287,467

General Merchandise Stores — 0.1%

Burlington Stores Inc.	11,934	709,118	(a)

Health Care REITs — 0.5%

Aviv REIT Inc.	13,773	502,714
National Health Investors Inc.	5,346	379,619
Omega Healthcare Investors Inc.	95,975	3,893,706
Sabra Health Care REIT Inc.	75,417	2,500,074
		7,276,113

	Number of Shares	Fair Value

Healthcare Distributors — 0.4%

Aceto Corp.	98,500	$2,167,000
Owens & Minor Inc.	111,078	3,758,880
		5,925,880

Healthcare Equipment — 4.8%

Cantel Medical Corp.	92,500	4,393,750
Exactech Inc.	20,707	530,721	(a)
Globus Medical Inc., Class A	289,184	7,299,004	(a)
Greatbatch Inc.	9,318	539,046	(a)
Hill-Rom Holdings Inc.	201,507	9,873,843
Insulet Corp.	145,000	4,835,750	(a)
Integra LifeSciences Holdings Corp.	150,000	9,247,500	(a)
Masimo Corp.	168,300	5,550,534	(a)
Natus Medical Inc.	50,278	1,984,473	(a)
NuVasive Inc.	162,700	7,482,573	(a)
Orthofix International N.V.	39,099	1,403,263	(a)
STERIS Corp.	139,930	9,832,881
Zeltiq Aesthetics Inc.	30,900	952,647	(a)
		63,925,985

Healthcare Facilities — 0.6%

Amsurg Corp.	114,450	7,040,964	(a)
Hanger Inc.	16,379	371,639	(a)
Kindred Healthcare Inc.	38,067	905,614
		8,318,217

Healthcare Services — 2.2%

Air Methods Corp.	77,883	3,628,569	(a)
Bio-Reference Laboratories Inc.	181,222	6,386,263	(a)
IPC Healthcare Inc.	152,829	7,127,945	(a)
MEDNAX Inc.	159,433	11,560,487	(a)
Team Health Holdings Inc.	15,800	924,458	(a)
		29,627,722

Healthcare Supplies — 1.3%

Endologix Inc.	249,072	4,251,659	(a)
ICU Medical Inc.	59,500	5,541,830	(a)
Merit Medical Systems Inc.	9,943	191,403	(a)
Vascular Solutions Inc.	21,800	660,976	(a)
West Pharmaceutical Services Inc.	109,100	6,568,911
		17,214,779

Healthcare Technology — 1.2%

HMS Holdings Corp.	296,539	4,581,527	(a)
MedAssets Inc.	18,055	339,795	(a)
Medidata Solutions Inc.	80,800	3,962,432	(a)
Merge Healthcare Inc.	160,900	719,223	(a)
Omnicell Inc.	140,000	4,914,000	(a)
Quality Systems Inc.	39,709	634,550
Veeva Systems Inc., Class A	19,713	503,273	(a)
		15,654,800

Home Building — 0.1%

Meritage Homes Corp.	32,441	1,577,930	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value

Home Furnishing Retail — 0.0%*

Pier 1 Imports Inc.	28,532	$398,877

Home Furnishings — 0.1%

Ethan Allen Interiors Inc.	52,113	1,440,403

Hotel & Resort REITs — 0.5%

Ashford Hospitality Trust Inc.	87,347	840,278
Hersha Hospitality Trust	187,808	1,215,118
RLJ Lodging Trust	85,595	2,679,979
Strategic Hotels & Resorts Inc.	59,332	737,497	(a)
Summit Hotel Properties Inc.	115,772	1,628,912
		7,101,784

Hotels, Resorts & Cruise Lines — 0.3%

Interval Leisure Group Inc.	160,534	4,207,596

Household Appliances — 0.3%

Helen of Troy Ltd.	45,648	3,719,856	(a)

Household Products — 0.1%

Central Garden and Pet Co., Class A	65,400	694,548	(a)

Housewares & Specialties — 0.8%

Jarden Corp.	203,074	10,742,615	(a)

Human Resource & Employment Services — 0.1%
Insperity Inc.	15,519	811,488
TrueBlue Inc.	38,559	938,912	(a)
		1,750,400

Industrial Conglomerates — 0.3%

Raven Industries Inc.	194,000	3,969,240

Industrial Machinery — 6.9%

Actuant Corp., Class A	259,484	6,160,150
Altra Industrial Motion Corp.	36,865	1,018,949
Blount International Inc.	44,362	571,383	(a)
CLARCOR Inc.	175,123	11,568,625
EnPro Industries Inc.	45,000	2,967,750
IDEX Corp.	98,900	7,499,587
John Bean Technologies Corp.	38,600	1,378,792
LB Foster Co., Class A	20,133	955,915
Luxfer Holdings PLC ADR	178,589	2,387,735
Lydall Inc.	87,300	2,769,156	(a)
Mueller Industries Inc.	187,782	6,784,564
Nordson Corp.	78,775	6,171,233
RBC Bearings Inc.	92,500	7,079,950
Standex International Corp.	62,000	5,092,060
The Gorman-Rupp Co.	10,100	302,495
The Timken Co.	178,505	7,522,201
TriMas Corp.	336,908	10,373,397	(a)
Woodward Inc.	253,431	12,927,515
		93,531,457

	Number of Shares	Fair Value

Industrial REITs — 0.2%

Rexford Industrial Realty Inc.	61,243	$968,252
STAG Industrial Inc.	57,510	1,352,635
		2,320,887

Internet Retail — 0.1%

Liberty TripAdvisor Holdings Inc., Class A	23,900	759,781	(a)

Internet Software & Services — 1.3%

Cimpress N.V.	11,400	961,932	(a)
Constant Contact Inc.	29,700	1,134,837	(a)
Cornerstone OnDemand Inc.	110,635	3,196,245	(a)
Envestnet Inc.	14,088	790,055	(a)
GrubHub Inc.	20,534	932,038	(a)
LogMeIn Inc.	128,000	7,166,720	(a)
Marchex Inc., Class B	68,900	281,112
NIC Inc.	195,139	3,448,106
Perficient Inc.	4,628	95,754	(a)
		18,006,799

Investment Banking & Brokerage — 1.0%

Greenhill & Company Inc.	32,012	1,269,276
Piper Jaffray Cos.	25,727	1,349,638	(a)
Raymond James Financial Inc.	182,603	10,368,198
Stifel Financial Corp.	18,705	1,042,804	(a)
		14,029,916

IT Consulting & Other Services — 0.1%

Luxoft Holding Inc.	16,773	867,835	(a)

Leisure Facilities — 0.1%

Vail Resorts Inc.	6,463	668,403

Life & Health Insurance — 0.2%

American Equity Investment Life Holding Co.	63,377	1,846,172
StanCorp Financial Group Inc.	15,970	1,095,542
		2,941,714

Life Sciences Tools & Services — 1.4%

Bruker Corp.	196,779	3,634,508	(a)
Cambrex Corp.	62,144	2,462,767	(a)
Charles River Laboratories International Inc.	12,983	1,029,422	(a)
ICON PLC	148,052	10,442,108	(a)
Luminex Corp.	33,700	539,200	(a)
VWR Corp.	14,600	379,454	(a)
		18,487,459
Managed Healthcare — 1.2%

Centene Corp.	148,610	10,505,241	(a)
Molina Healthcare Inc.	73,427	4,940,903	(a)
		15,446,144

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value

Marine — 0.1%

Baltic Trading Ltd.	90,233	$134,447
Matson Inc.	21,909	923,684
		1,058,131
Multi-Line Insurance — 0.7%

HCC Insurance Holdings Inc.	170,527	9,663,765
Horace Mann Educators Corp.	11,075	378,765
		10,042,530
Multi-Utilities — 0.2%

Avista Corp.	32,786	1,120,625
Black Hills Corp.	21,272	1,072,960
		2,193,585
Office REITs — 1.1%

BioMed Realty Trust Inc.	371,527	8,418,802
Coresite Realty Corp.	91,632	4,460,645
Franklin Street Properties Corp.	57,729	740,086
Gramercy Property Trust Inc.	34,716	974,478
		14,594,011
Office Services & Supplies — 1.2%

ARC Document Solutions Inc.	74,692	689,407	(a)
Herman Miller Inc.	167,825	4,658,822
HNI Corp.	15,279	842,942
Knoll Inc.	29,635	694,348
Steelcase Inc., Class A	44,332	839,648
West Corp.	247,928	8,362,612
		16,087,779

Oil & Gas Drilling — 0.1%

Nabors Industries Ltd.	60,616	827,408

Oil & Gas Equipment & Services — 1.3%
CARBO Ceramics Inc.	150,475	4,590,992
Dril-Quip Inc.	32,258	2,206,125	(a)
Forum Energy Technologies Inc.	301,500	5,909,400	(a)
Geospace Technologies Corp.	17,005	280,753	(a)
Hornbeck Offshore Services Inc.	42,481	799,068	(a)
Natural Gas Services Group Inc.	30,965	595,147	(a)
Oil States International Inc.	61,372	2,440,764	(a)
Seventy Seven Energy Inc.	72,516	300,941	(a)
Willbros Group Inc.	48,766	161,416	(a)
		17,284,606
Oil & Gas Exploration & Production — 1.8%

Bill Barrett Corp.	73,197	607,535	(a)
Carrizo Oil & Gas Inc.	18,511	919,071	(a)
Denbury Resources Inc.	498,500	3,634,065
Newfield Exploration Co.	243,800	8,554,942	(a)
Sanchez Energy Corp.	159,743	2,078,256	(a)
SM Energy Co.	141,201	7,297,268
Synergy Resources Corp.	115,396	1,367,443	(a)
		24,458,580
Oil & Gas Refining & Marketing — 0.3%

Delek US Holdings Inc.	22,538	895,885
PBF Energy Inc., Class A	26,739	906,987
REX American Resources Corp.	8,071	490,798	(a)
Western Refining Inc.	41,591	2,054,179
		4,347,849

	Number of Shares	Fair Value

Packaged Foods & Meats — 2.7%

B&G Foods Inc.	208,500	$6,136,155
Boulder Brands Inc.	37,076	353,334	(a)
J&J Snack Foods Corp.	3,390	361,713
Lancaster Colony Corp.	68,000	6,471,560
Post Holdings Inc.	70,000	3,278,800	(a)
Sanderson Farms Inc.	74,800	5,957,820
Snyder’s-Lance Inc.	258,000	8,245,680
TreeHouse Foods Inc.	70,000	5,951,400	(a)
		36,756,462

Paper Packaging — 0.4%

Packaging Corporation of America	76,394	5,973,247

Paper Products — 0.1%

Neenah Paper Inc.	28,080	1,756,123

Personal Products — 0.1%

Elizabeth Arden Inc.	120,500	1,879,800	(a)

Pharmaceuticals — 0.6%

Horizon Pharma PLC	59,100	1,534,827	(a)
Impax Laboratories Inc.	23,300	1,092,071	(a)
Lannett Company Inc.	29,200	1,977,132	(a)
Phibro Animal Health Corp., Class A	72,400	2,563,684
Prestige Brands Holdings Inc.	16,604	712,146	(a)
SciClone Pharmaceuticals Inc.	77,000	682,220	(a)
		8,562,080

Property & Casualty Insurance — 1.7%

Allied World Assurance Company Holdings AG	200,500	8,100,200
Argo Group International Holdings Ltd.	143,781	7,210,592
Federated National Holding Co.	17,500	535,500
James River Group Holdings Ltd.	16,200	381,186
RLI Corp.	53,278	2,792,300
The Navigators Group Inc.	47,500	3,697,400	(a)
		22,717,178

Publishing — 0.9%

John Wiley & Sons Inc., Class A	189,738	11,600,581

Railroads — 0.7%

Genesee & Wyoming Inc., Class A	92,479	8,918,675	(a)

Real Estate Services — 0.1%

Kennedy-Wilson Holdings Inc.	25,695	671,667

Regional Banks — 7.7%

Bank of the Ozarks Inc.	40,756	1,505,119
BankUnited Inc.	34,543	1,130,938
Banner Corp.	23,280	1,068,552
Bryn Mawr Bank Corp.	122,000	3,710,020

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value
Camden National Corp.	11,138	$443,738
Cardinal Financial Corp.	21,586	431,288
Cascade Bancorp	52,470	251,856	(a)
CoBiz Financial Inc.	27,233	335,511
Columbia Banking System Inc.	25,570	740,763
Community Bank System Inc.	122,000	4,317,580
Cullen/Frost Bankers Inc.	62,712	4,332,145
CVB Financial Corp.	377,000	6,009,380
Enterprise Financial Services Corp.	21,272	439,480
FCB Financial Holdings Inc., Class A	40,510	1,108,759	(a)
Fidelity Southern Corp.	30,339	512,122
First Financial Bankshares Inc.	145,000	4,007,800
Fulton Financial Corp.	417,864	5,156,442
Glacier Bancorp Inc.	12,675	318,776
Great Southern Bancorp Inc.	15,436	608,024
Home BancShares Inc.	31,531	1,068,586
Iberiabank Corp.	79,399	5,004,519
Independent Bank Corp.	68,000	2,983,160
Lakeland Financial Corp.	9,946	403,609
LegacyTexas Financial Group Inc.	50,662	1,151,547
NBT Bancorp Inc.	92,500	2,318,050
Old National Bancorp	93,151	1,321,813
PacWest Bancorp	43,266	2,028,743
PrivateBancorp Inc.	144,995	5,099,474
Prosperity Bancshares Inc.	171,824	9,017,323
Renasant Corp.	235,667	7,081,793
South State Corp.	12,581	860,415
Southwest Bancorp. Inc.	37,242	662,535
Susquehanna Bancshares Inc.	65,447	897,278
SVB Financial Group	45,502	5,780,574	(a)
UMB Financial Corp.	191,000	10,101,990
Umpqua Holdings Corp.	96,979	1,666,099
Union Bankshares Corp.	38,340	851,531
United Community Banks Inc.	19,766	373,182
Veritex Holdings Inc.	16,001	223,534	(a)
Washington Trust Bancorp Inc.	92,500	3,532,575
Westamerica Bancorporation	80,307	3,470,065
Wintrust Financial Corp.	28,269	1,347,866
		103,674,554

Reinsurance — 1.0%

Endurance Specialty Holdings Ltd.	185,500	11,341,470
Maiden Holdings Ltd.	89,700	1,330,251
RenaissanceRe Holdings Ltd.	3,935	392,438
		13,064,159

Research & Consulting Services — 0.3%

Resources Connection Inc.	195,081	3,413,918

Residential REITs — 0.5%

Associated Estates Realty Corp.	80,633	1,990,023
Education Realty Trust Inc.	130,195	4,606,299
		6,596,322

Restaurants — 0.8%

BJ’s Restaurants Inc.	3,722	187,775	(a)
Cracker Barrel Old Country Store Inc.	31,700	4,822,838
DineEquity Inc.	7,076	757,203
Texas Roadhouse Inc.	147,014	5,355,720
		11,123,536

	Number of Shares	Fair Value

Retail REITs — 0.1%

Inland Real Estate Corp.	128,071	$1,369,079

Security & Alarm Services — 0.7%

The Brink’s Co.	357,720	9,883,804

Semiconductor Equipment — 0.5%

Advanced Energy Industries Inc.	24,500	628,670	(a)
Brooks Automation Inc.	27,986	325,477
Cabot Microelectronics Corp.	16,300	814,511	(a)
Rudolph Technologies Inc.	449,972	4,958,692	(a)
Tessera Technologies Inc.	11,400	459,192
		7,186,542

Semiconductors — 1.8%

Ambarella Inc.	9,000	681,390	(a)
Atmel Corp.	79,100	650,993
Cirrus Logic Inc.	20,100	668,526	(a)
Diodes Inc.	44,081	1,258,953	(a)
Exar Corp.	71,942	723,017	(a)
Inphi Corp.	39,386	702,252	(a)
Integrated Device Technology Inc.	59,000	1,181,180	(a)
Lattice Semiconductor Corp.	44,020	279,087	(a)
Microsemi Corp.	288,176	10,201,431	(a)
PMC-Sierra Inc.	76,700	711,776	(a)
Qorvo Inc.	23,050	1,837,085	(a)
Semtech Corp.	200,988	5,355,325	(a)
		24,251,015

Specialized Finance — 0.1%

MarketAxess Holdings Inc.	8,800	729,520
NewStar Financial Inc.	40,316	472,907	(a)
		1,202,427

Specialty Chemicals — 2.6%

A Schulman Inc.	14,500	698,900
Balchem Corp.	42,144	2,333,935
HB Fuller Co.	120,893	5,182,683
Innophos Holdings Inc.	10,000	563,600
Innospec Inc.	61,000	2,829,790
Minerals Technologies Inc.	10,311	753,734
OM Group Inc.	27,641	830,059
PolyOne Corp.	155,969	5,825,442
Quaker Chemical Corp.	56,297	4,821,275
Sensient Technologies Corp.	158,641	10,927,192
Stepan Co.	4,832	201,301
		34,967,911

Specialty Stores — 0.0%*

Build-A-Bear Workshop Inc.	28,875	567,394	(a)

Steel — 0.7%

Commercial Metals Co.	203,390	3,292,884
Schnitzer Steel Industries Inc., Class A	31,124	493,627
TimkenSteel Corp.	188,652	4,993,618
		8,780,129

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value

Systems Software — 1.4%

FleetMatics Group PLC	174,600	$7,830,810	(a)
Qualys Inc.	201,400	9,361,072	(a)
The Rubicon Project Inc.	51,331	919,852	(a)
VASCO Data Security International Inc.	35,700	768,978	(a)
		18,880,712

Technology Distributors — 0.2%

Insight Enterprises Inc.	23,876	680,944	(a)
ScanSource Inc.	29,116	1,183,565	(a)
Tech Data Corp.	18,104	1,045,868	(a)
		2,910,377

Technology Hardware, Storage & Peripherals — 0.7%

Diebold Inc.	261,470	9,271,726

Thrifts & Mortgage Finance — 0.1%

Essent Group Ltd.	31,739	758,879	(a)
Washington Federal Inc.	53,211	1,160,266
		1,919,145

Trading Companies & Distributors — 0.8%

Applied Industrial Technologies Inc.	228,132	10,343,505
Beacon Roofing Supply Inc.	20,990	656,987	(a)
		11,000,492

Trucking — 1.0%

ArcBest Corp.	14,100	534,249
Con-way Inc.	12,094	533,708
Marten Transport Ltd.	55,094	1,278,181
Old Dominion Freight Line Inc.	122,374	9,459,510	(a)
Saia Inc.	31,739	1,406,038	(a)
		13,211,686

Total Common Stock (Cost $977,083,899)		1,276,528,351

Short-Term Investments — 5.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $68,017,879)		68,017,879	(d,h,m)

Total Investments (Cost $1,045,101,778)		1,344,546,230

Other Assets and Liabilities, net — 0.1%		1,918,728

NET ASSETS — 100.0%		$1,346,464,958

Other Information:

The Fund had the following long futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	June 2015	168	$20,981,520	$257,880

See Notes to Schedules of Investments and Notes to Financial Statements.

International Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2015.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2014 – March 31, 2015

Account value at the beginning of the period ($)		Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,040.00	2.85
Service Class	1,000.00	1,039.10	4.12
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,022.14	2.82
Service Class	1,000.00	1,020.89	4.08

*	Expenses are equal to the Fund’s annualized expense ratio of 0.56% for Investment Class shares and 0.81% for Service Class shares (for the period October 1, 2014 – March 31, 2015), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

International Equity Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily (meaning at least 65%) in companies located in both developed and emerging market countries outside the United States.

Regional Allocation

as a % of Investments of $1,549,619 (in thousands) as of March 31, 2015 (a)(b)

Top Ten Largest Holdings

as of March 31, 2015 (as a % of Investments) (a)(b)

Roche Holding AG	2.85%
Toyota Motor Corp.	2.48%
AIA Group Ltd.	2.42%
Nidec Corp.	2.24%
Mitsui Fudosan Company Ltd.	2.21%
Rakuten Inc.	2.20%
Sanofi	2.07%
Continental AG	2.05%
Intesa Sanpaolo S.p.A.	1.97%
Tokio Marine Holdings Inc.	1.96%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

International Equity Fund

Schedule of Investments	March 31, 2015 (Unaudited)

International Equity Fund

	Number of Shares	Fair Value
Common Stock — 93.2%†

Australia — 2.2%

CSL Ltd.	173,562	$12,179,470
Insurance Australia Group Ltd.	4,873,156	22,625,892
		34,805,362

Belgium — 1.8%

Anheuser-Busch InBev N.V.	228,443	27,875,365

Canada — 1.9%

Brookfield Asset Management Inc., Class A	137,004	7,327,794
Cenovus Energy Inc.	540,385	9,109,530
Peyto Exploration & Development Corp.	214,451	5,750,301
Valeant Pharmaceuticals International Inc.	36,033	7,118,687	(a)
		29,306,312

China — 1.7%

Baidu Inc. ADR	130,652	27,227,877	(a)

France — 13.2%

Airbus Group N.V.	243,209	15,792,839
AXA S.A.	872,511	21,934,841
BNP Paribas S.A.	383,411	23,301,894
Credit Agricole S.A.	1,406,141	20,639,152
Safran S.A.	280,755	19,593,973
Sanofi	325,538	32,112,411
Schneider Electric SE	228,337	17,748,241
Technip S.A.	341,125	20,609,896
Total S.A.	539,368	26,779,183
Zodiac Aerospace	211,049	6,974,762
		205,487,192

Germany — 8.6%

Bayer AG	182,122	27,216,647
Continental AG	134,846	31,718,813
Fresenius SE & Company KGaA	395,251	23,536,073
HeidelbergCement AG	195,600	15,450,510
Linde AG	105,956	21,521,009
SAP SE	214,082	15,455,282
		134,898,334

Hong Kong — 2.4%

AIA Group Ltd.	5,983,202	37,525,003

India — 2.2%

ICICI Bank Ltd.	3,427,492	17,314,557
Larsen & Toubro Ltd.	422,792	11,604,935
Power Grid Corporation of India Ltd.	2,679,950	6,239,748
		35,159,240

	Number of Shares	Fair Value

Italy — 2.5%

Intesa Sanpaolo S.p.A.	8,991,886	$30,482,980
Luxottica Group S.p.A.	123,631	7,821,146
		38,304,126

Japan — 28.9%

Astellas Pharma Inc.	680,500	11,150,845
East Japan Railway Co.	202,600	16,236,496
FANUC Corp.	129,949	28,372,016
Fast Retailing Company Ltd.	31,859	12,319,566
Hitachi Ltd.	2,985,200	20,390,175
Keyence Corp.	29,400	16,044,821
Mazda Motor Corp.	908,700	18,413,460
Mitsubishi Estate Company Ltd.	1,097,724	25,460,481
Mitsubishi Heavy Industries Ltd.	3,895,400	21,435,340
Mitsubishi UFJ Financial Group Inc.	3,850,600	23,850,339
Mitsui Fudosan Company Ltd.	1,164,825	34,211,427
Murata Manufacturing Company Ltd.	204,679	28,112,783
Nidec Corp.	523,774	34,771,909
Rakuten Inc.	1,940,178	34,165,753
Secom Company Ltd.	150,000	10,005,875
SoftBank Corp.	443,801	25,848,857
Sumitomo Mitsui Financial Group Inc.	567,700	21,747,321
Tokio Marine Holdings Inc.	803,446	30,330,047
Toyota Motor Corp.	549,581	38,365,998	(h)
		451,233,509

Mexico — 0.4%

Grupo Financiero Banorte SAB de C.V., Class O	1,061,346	6,161,474

Netherlands — 3.0%

ASML Holding N.V.	219,892	22,266,617
ING Groep N.V.	1,682,861	24,621,839	(a)
		46,888,456

South Korea — 1.0%

Samsung Electronics Company Ltd.	11,936	15,478,047

Spain — 0.3%

Banco Bilbao Vizcaya Argentaria S.A.	448,676	4,526,140

Sweden — 4.0%

Assa Abloy AB, Class B	312,644	18,597,058
Hexagon AB, Class B	284,422	10,084,487
Svenska Cellulosa AB SCA, Class B	197,127	4,523,500
Telefonaktiebolaget LM Ericsson, Class B	2,358,144	29,565,493
		62,770,538

Switzerland — 6.4%

ABB Ltd.	588,189	12,484,264
Givaudan S.A.	9,285	16,783,348
Nestle S.A.	206,372	15,548,301

See Notes to Schedules of Investments and Notes to Financial Statements.

International Equity Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value
Roche Holding AG	160,809	$44,211,777	(h)
The Swatch Group AG	25,945	10,977,952
		100,005,642

Taiwan — 1.4%

Taiwan Semiconductor Manufacturing Company Ltd.	4,748,548	22,069,162

United Kingdom — 11.3%

Barclays PLC	7,795,203	28,157,862
BHP Billiton PLC	823,240	18,079,666
Capita PLC	710,532	11,754,373
Experian PLC	592,420	9,813,612
HSBC Holdings PLC	1,132,446	9,657,207
International Consolidated Airlines Group S.A.	1,513,262	13,498,032	(a)
Johnson Matthey PLC	329,038	16,498,112
Prudential PLC	829,774	20,606,494
Shire PLC	213,743	17,052,891
Vodafone Group PLC	4,251,009	13,920,998
WPP PLC	750,528	17,057,595
		176,096,842

Total Common Stock (Cost $1,296,888,112)		1,455,818,621

Preferred Stock — 1.7%

Germany — 1.7%

Volkswagen AG (Cost $21,878,618)	99,241	26,288,338

Rights — 0.0%*

Spain — 0.0%*

Banco Bilbao Vizcaya Argentaria S.A. (Cost $63,522)	448,676	64,572	(a)

Total Investments in Securities (Cost $1,318,830,252)		1,482,171,531

Short-Term Investments — 4.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $67,447,269)		67,447,269	(d,h,m)

Total Investments (Cost $1,386,277,521)		1,549,618,800

Other Assets and Liabilities, net — 0.8%		12,221,040

NET ASSETS — 100.0%		$1,561,839,840

Other Information:

The Fund had the following long futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	June 2015	639	$24,919,037	$166,167
FTSE 100 Index Futures	June 2015	66	6,590,917	(185,047)
Topix Index Futures	June 2015	132	16,989,118	(219,297)

				$(238,177)

The Fund was invested in the following sectors at March 31, 2015 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Banks	12.00%
Pharmaceuticals	8.96%
Automobile Manufacturers	5.36%
Diversified Real Estate Activities	4.32%
Life & Health Insurance	3.75%
Property & Casualty Insurance	3.42%
Electrical Components & Equipment	3.39%
Industrial Machinery	3.21%
Electronic Equipment & Instruments	3.00%
Aerospace & Defense	2.73%
Wireless Telecommunication Services	2.57%
Semiconductors	2.42%
Integrated Oil & Gas	2.32%
Internet Retail	2.20%
Specialty Chemicals	2.15%
Auto Parts & Equipment	2.05%
Communications Equipment	1.91%
Electronic Components	1.81%
Brewers	1.80%
Internet Software & Services	1.76%
Other Diversified Financial Services	1.59%
Healthcare Services	1.52%
Semiconductor Equipment	1.44%
Multi-Line Insurance	1.41%
Industrial Gases	1.39%
Oil & Gas Equipment & Services	1.33%
Apparel, Accessories & Luxury Goods	1.21%
Building Products	1.20%
Diversified Metals & Mining	1.17%
Advertising	1.10%
Railroads	1.05%
Packaged Foods & Meats	1.00%
Application Software	1.00%
Construction Materials	1.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

International Equity Fund

Schedule of Investments	March 31, 2015 (Unaudited)

Sector	Percentage (based on Fair Value)
Airlines	0.87%
Heavy Electrical Equipment	0.81%
Apparel Retail	0.79%
Biotechnology	0.79%
Human Resource & Employment Services	0.76%
Construction & Engineering	0.75%
Security & Alarm Services	0.65%
Research & Consulting Services	0.63%
Electric Utilities	0.40%
Oil & Gas Exploration & Production	0.37%
Household Products	0.29%

95.65%

Short-Term Investments
Short-Term Investments	4.35%

4.35%

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2015.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2014 – March 31, 2015

Account value at the beginning of the period ($)		Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,038.50	1.83
Service Class	1,000.00	1,037.00	3.10
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,023.14	1.82
Service Class	1,000.00	1,021.89	3.07

*	Expenses are equal to the Fund’s annualized expense ratio of 0.36% for Investment Class shares and 0.61% for Service Class shares (for the period October 1, 2014 – March 31, 2015), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Strategic Investment Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek to maximize total return. The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign equity and debt securities and cash. The Fund’s asset allocation process utilizes information from GE Asset Management’s Asset Allocation Committee to diversify holdings across these asset classes. The Fund adjusts its weightings based on market and economic conditions to meet its objective.

Sector Allocation

as a % of Investments of $842,501 (in thousands) on March 31, 2015 (a)(b)

Top Ten Largest Equity Holdings

as of March 31, 2015 (as a % of Investments) (a)(b)

Actavis PLC	1.02%
Amgen Inc.	0.96%
Apple Inc.	0.94%
JPMorgan Chase & Co.	0.91%
QUALCOMM Inc.	0.86%
CVS Health Corp.	0.72%
Cisco Systems Inc.	0.72%
Baidu Inc. ADR	0.71%
Exxon Mobil Corp.	0.70%
Schlumberger Ltd.	0.67%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Strategic Investment Fund

Schedule of Investments	March 31, 2015 (Unaudited)

Strategic Investment Fund

	Number of Shares	Fair Value
Domestic Equity – 32.8%†

Common Stock — 32.8%

Aerospace & Defense — 1.7%

General Dynamics Corp.	30,993	$4,206,680
Hexcel Corp.	51,623	2,654,455
Honeywell International Inc.	49,267	5,139,041
The Boeing Co.	12,231	1,835,628
		13,835,804

Agricultural Products — 0.4%

Archer-Daniels-Midland Co.	71,594	3,393,556

Air Freight & Logistics — 0.1%

United Parcel Service Inc., Class B	10,391	1,007,304

Airlines — 0.2%

Delta Air Lines Inc.	44,147	1,984,849

Aluminum — 0.1%

Alcoa Inc.	29,205	377,329

Application Software — 0.2%

Intuit Inc.	19,716	1,911,663

Asset Management & Custody Banks — 1.6%

Ameriprise Financial Inc.	34,049	4,454,971
Invesco Ltd.	119,735	4,752,282
State Street Corp.	57,683	4,241,431	(e)
		13,448,684

Auto Parts & Equipment — 0.2%

Delphi Automotive PLC	18,346	1,462,910

Automobile Manufacturers — 0.2%

Ford Motor Co.	122,306	1,974,019

Automotive Retail — 0.2%

Advance Auto Parts Inc.	8,553	1,280,299

Biotechnology — 1.8%

Alexion Pharmaceuticals Inc.	11,394	1,974,580	(a)
Amgen Inc.	50,696	8,103,756
Gilead Sciences Inc.	43,739	4,292,108	(a)
		14,370,444

Broadcasting — 0.3%

CBS Corp., Class B	15,900	964,017
Discovery Communications Inc., Class C	40,127	1,182,743	(a)
		2,146,760

	Number of Shares	Fair Value

Cable & Satellite — 1.3%

Comcast Corp., Class A	86,608	$4,890,754
Comcast Corp., Special Class A	41,751	2,340,770
Liberty Global PLC, Class C	67,730	3,373,631	(a)
		10,605,155

Casinos & Gaming — 0.1%

Las Vegas Sands Corp.	19,252	1,059,630

Communications Equipment — 1.6%

Cisco Systems Inc.	221,180	6,087,979
QUALCOMM Inc.	104,037	7,213,926
		13,301,905

Consumer Finance — 0.2%

American Express Co.	24,855	1,941,673

Data Processing & Outsourced Services — 0.4%

Visa Inc., Class A	51,028	3,337,741

Diversified Banks — 1.9%

Bank of America Corp.	83,998	1,292,729
Citigroup Inc.	59,004	3,039,886
JPMorgan Chase & Co.	125,971	7,631,323
Wells Fargo & Co.	59,032	3,211,341
		15,175,279

Drug Retail — 0.7%

CVS Health Corp.	58,993	6,088,667

Electric Utilities — 0.2%

NextEra Energy Inc.	13,800	1,435,890

Electrical Components & Equipment — 0.1%

Rockwell Automation Inc.	4,826	559,768

Fertilizers & Agricultural Chemicals — 0.3%

Monsanto Co.	24,355	2,740,912

General Merchandise Stores — 1.2%

Dollar General Corp.	60,176	4,536,067	(a)
Target Corp.	62,088	5,095,562
		9,631,629

Healthcare Distributors — 0.3%

Cardinal Health Inc.	23,238	2,097,694

Healthcare Equipment — 0.9%

Abbott Laboratories	52,189	2,417,916
Boston Scientific Corp.	230,838	4,097,374	(a)
Stryker Corp.	10,518	970,286
		7,485,576

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value

Healthcare Services — 0.1%

Express Scripts Holding Co.	12,522	$1,086,534	(a)

Healthcare Supplies — 0.2%

The Cooper Companies Inc.	9,278	1,738,883

Home Improvement Retail — 0.7%

Lowe’s Companies Inc.	72,876	5,421,246

Household Products — 0.2%

Energizer Holdings Inc.	9,785	1,350,819

Independent Power Producers & Energy Traders — 0.2%

Calpine Corp.	41,302	944,577	(a)
NRG Energy Inc.	33,193	836,131
		1,780,708

Industrial Machinery — 0.3%

Ingersoll-Rand PLC	36,461	2,482,265

Integrated Oil & Gas — 1.2%

Chevron Corp.	17,271	1,813,110
Exxon Mobil Corp.	69,411	5,899,935
Occidental Petroleum Corp.	24,099	1,759,227
		9,472,272

Integrated Telecommunication Services — 0.2%

Verizon Communications Inc.	34,246	1,665,383

Internet Retail — 0.3%

Amazon.com Inc.	6,727	2,503,117	(a)

Internet Software & Services — 1.3%

eBay Inc.	38,968	2,247,674	(a)
Facebook Inc., Class A	17,396	1,430,212	(a)
Google Inc., Class A	7,102	3,939,480	(a)
Google Inc., Class C	3,015	1,652,220	(a)
LinkedIn Corp., Class A	4,828	1,206,324	(a)
		10,475,910

Investment Banking & Brokerage — 0.3%

The Charles Schwab Corp.	76,544	2,329,999

Life & Health Insurance — 0.1%

Lincoln National Corp.	12,231	702,793

Life Sciences Tools & Services — 0.1%

PerkinElmer Inc.	17,123	875,670

Movies & Entertainment — 0.8%

The Walt Disney Co.	21,339	2,238,248
Time Warner Inc.	50,975	4,304,329
		6,542,577

	Number of Shares	Fair Value

Multi-Line Insurance — 1.1%

American International Group Inc.	87,203	$4,777,852
The Hartford Financial Services Group Inc.	94,674	3,959,267
		8,737,119

Oil & Gas Equipment & Services — 0.9%

Baker Hughes Inc.	12,327	783,751
FMC Technologies Inc.	18,099	669,844	(a)
Schlumberger Ltd.	67,430	5,626,359
		7,079,954

Oil & Gas Exploration & Production — 0.4%

Hess Corp.	36,407	2,470,943
Marathon Oil Corp.	24,461	638,677
		3,109,620

Packaged Foods & Meats — 0.4%

Mondelez International Inc., Class A	89,565	3,232,401

Pharmaceuticals — 2.4%

Actavis PLC	28,904	8,602,408	(a)
Johnson & Johnson	12,231	1,230,439
Merck & Company Inc.	78,427	4,507,984
Pfizer Inc.	160,794	5,594,023
		19,934,854

Railroads — 0.1%

CSX Corp.	28,130	931,666

Regional Banks — 0.1%

Regions Financial Corp.	80,070	756,661

Research & Consulting Services — 0.5%

Nielsen N.V.	88,426	3,941,147

Semiconductor Equipment — 0.2%

Applied Materials Inc.	73,169	1,650,693

Soft Drinks — 0.7%

PepsiCo Inc.	55,817	5,337,221

Specialized Finance — 0.7%

CME Group Inc.	35,488	3,361,068
McGraw Hill Financial Inc.	25,515	2,638,251
		5,999,319

Specialized REITs — 0.5%

American Tower Corp.	46,243	4,353,778

Specialty Stores — 0.2%

Dick’s Sporting Goods Inc.	31,126	1,773,871

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value

Systems Software — 0.3%

Microsoft Corp.	12,231	$497,251
Oracle Corp.	48,923	2,111,028
		2,608,279

Technology Hardware, Storage & Peripherals — 2.0%

Apple Inc.	63,901	7,951,201
EMC Corp.	184,985	4,728,217
Hewlett-Packard Co.	127,931	3,986,330
		16,665,748

Trading Companies & Distributors — 0.1%

United Rentals Inc.	7,964	725,998	(a)

Total Common Stock (Cost $219,422,356)		267,921,645

Preferred Stock — 0.0%*

Diversified Banks — 0.0%*

Wells Fargo & Co.	9,802	259,949

Total Preferred Stock (Cost $245,050)		259,949

Total Domestic Equity (Cost $219,667,406)		268,181,594

Foreign Equity — 22.2%

Common Stock — 21.8%

Advertising — 0.2%

WPP PLC	82,429	1,873,402

Aerospace & Defense — 0.6%

Airbus Group N.V.	26,712	1,734,551
Embraer S.A. ADR	4,287	131,825
Safran S.A.	30,835	2,151,984
Zodiac Aerospace	23,179	766,021
		4,784,381

Airlines — 0.2%

International Consolidated Airlines Group S.A.	166,199	1,482,466	(a)

Aluminum — 0.0%*

Hindalco Industries Ltd.	33,255	68,346

Apparel Retail — 0.2%

Fast Retailing Company Ltd.	3,488	1,348,776

	Number of Shares	Fair Value

Apparel, Accessories & Luxury Goods — 0.3%

Luxottica Group S.p.A.	13,578	$858,972
Makalot Industrial Company Ltd.	13,000	93,316
The Swatch Group AG	2,849	1,205,480
		2,157,768

Application Software — 0.2%

SAP SE	23,512	1,697,408

Auto Parts & Equipment — 0.4%

Continental AG	14,810	3,483,645

Automobile Manufacturers — 0.8%

Chongqing Changan Automobile Company Ltd., Class B	9,200	25,121	(o)
Great Wall Motor Company Ltd., Class H	22,634	159,553
Hyundai Motor Co.	1,288	195,057
Mahindra & Mahindra Ltd.	5,118	96,909
Mazda Motor Corp.	99,800	2,022,299
Toyota Motor Corp.	60,380	4,215,100
		6,714,039

Biotechnology — 0.2%

CSL Ltd.	19,062	1,337,649

Brewers — 0.4%

AMBEV S.A. ADR	4,196	24,169
Anheuser-Busch InBev N.V.	25,089	3,061,442
SABMiller PLC	1,965	103,007
		3,188,618

Building Products — 0.3%

Assa Abloy AB, Class B	34,337	2,042,474

Coal & Consumable Fuels — 0.0% *

Coal India Ltd.	25,902	149,623

Communications Equipment — 0.4%

Telefonaktiebolaget LM Ericsson, Class B	258,990	3,247,116

Construction & Engineering — 0.2%

Larsen & Toubro Ltd.	49,608	1,361,657

Construction Materials — 0.3%

Cemex SAB de C.V. ADR	12,505	118,422	(a)
HeidelbergCement AG	21,482	1,696,871
Indocement Tunggal Prakarsa Tbk PT	100,400	168,155
		1,983,448

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value

Department Stores — 0.0%*

Matahari Department Store Tbk PT	77,476	$116,509
SACI Falabella	6,332	48,541
Woolworths Holdings Ltd.	24,487	173,789
		338,839

Diversified Banks — 2.7%

Banco Bilbao Vizcaya Argentaria S.A.	49,276	497,085
Bank of China Ltd., Class H	422,978	243,955
Barclays PLC	856,132	3,092,523
BNP Paribas S.A.	42,109	2,559,184
China Construction Bank Corp., Class H	144,000	119,326
Credicorp Ltd.	554	77,909
Credit Agricole S.A.	154,434	2,266,762
CTBC Financial Holding Company Ltd.	207,211	137,540
Grupo Financiero Banorte SAB de C.V., Class O	141,308	820,341
HSBC Holdings PLC	124,374	1,060,629
ICICI Bank Ltd.	412,277	2,082,687
Industrial & Commercial Bank of China Ltd., Class H	454,203	335,361
Intesa Sanpaolo S.p.A.	987,561	3,347,885
Kasikornbank PCL NVDR	11,900	83,674
Malayan Banking Bhd	27,473	69,214
Metropolitan Bank & Trust Co.	82,384	179,476
Mitsubishi UFJ Financial Group Inc.	423,000	2,620,032
Qatar National Bank SAQ	1,721	91,447
Sberbank of Russia ADR	7,134	31,268
Shinhan Financial Group Company Ltd.	4,454	167,336
Sumitomo Mitsui Financial Group Inc.	62,400	2,390,405
		22,274,039

Diversified Metals & Mining — 0.3%

BHP Billiton PLC	90,415	1,985,658
MMC Norilsk Nickel OJSC ADR	4,235	75,491
		2,061,149

Diversified Real Estate Activities — 0.9%

Brookfield Asset Management Inc., Class A	15,048	804,857
Mitsubishi Estate Company Ltd.	120,588	2,796,904
Mitsui Fudosan Company Ltd.	128,399	3,771,136
		7,372,897

Drug Retail — 0.0%*

Raia Drogasil S.A.	2,947	26,408	(a)

Education Services — 0.0%*

Kroton Educacional S.A.	40,423	130,144

Electric Utilities — 0.1%

Power Grid Corporation of India Ltd.	330,534	769,585

	Number of Shares	Fair Value

Electrical Components & Equipment — 0.7%

Nidec Corp.	57,500	$3,817,266
Schneider Electric SE	25,077	1,949,192
		5,766,458

Electronic Components — 0.4%

Largan Precision Company Ltd.	2,000	171,936
Murata Manufacturing Company Ltd.	22,499	3,090,251
		3,262,187

Electronic Equipment & Instruments — 0.6%

Hexagon AB, Class B	31,237	1,107,541
Hitachi Ltd.	328,000	2,240,379
Keyence Corp.	3,200	1,746,375
		5,094,295

Food Retail — 0.0%*

Magnit PJSC GDR	1,680	85,497

Gas Utilities — 0.0%*

China Resources Gas Group Ltd.	31,329	97,870

Healthcare Equipment — 0.5%

Medtronic PLC	56,429	4,400,898

Healthcare Services — 0.3%

Fresenius SE & Company KGaA	43,410	2,584,942

Heavy Electrical Equipment — 0.2%

ABB Ltd.	64,600	1,371,130

Household Appliances — 0.0%*

Techtronic Industries Company Ltd.	35,380	119,729

Household Products — 0.1%

LG Household & Health Care Ltd.	261	197,847
Svenska Cellulosa AB SCA, Class B	21,810	500,477
		698,324

Human Resource & Employment Services — 0.2%

Capita PLC	78,036	1,290,954

Hypermarkets & Super Centers — 0.0%*

Wal-Mart de Mexico SAB de C.V.	13,490	33,658

Independent Power Producers & Energy Traders — 0.0%*

China Resources Power Holdings Company Ltd.	24,000	60,124

Industrial Conglomerates — 0.0%*

Alfa SAB de C.V., Class A	27,211	55,103	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value

Industrial Gases — 0.3%

Linde AG	11,637	$2,363,622

Industrial Machinery — 0.7%

FANUC Corp.	14,300	3,122,147
Mitsubishi Heavy Industries Ltd.	428,000	2,355,169
		5,477,316

Integrated Oil & Gas — 0.8%

Cenovus Energy Inc.	109,349	1,845,811
Cenovus Energy Inc.	59,349	1,000,475
China Petroleum & Chemical Corp., Class H	249,725	198,999
Lukoil OAO ADR	2,724	125,113
Total S.A.	59,238	2,941,118
		6,111,516

Integrated Telecommunication Services — 0.0%*

China Unicom Hong Kong Ltd.	22,000	33,489

Internet Retail — 0.5%

Rakuten Inc.	213,098	3,752,570

Internet Software & Services — 0.8%

Baidu Inc. ADR	28,694	5,979,830	(a)
NAVER Corp.	186	112,214
Tencent Holdings Ltd.	26,955	512,194
Yandex N.V., Class A	1,866	28,298	(a)
		6,632,536

IT Consulting & Other Services — 0.0%*

HCL Technologies Ltd.	13,104	205,208

Life & Health Insurance — 0.8%

AIA Group Ltd.	691,420	4,336,397
Ping An Insurance Group Company of China Ltd., Class H	15,500	186,437
Prudential PLC	91,132	2,263,159
		6,785,993

Multi-Line Insurance — 0.3%

AXA S.A.	95,826	2,409,056
BB Seguridade Participacoes S.A.	12,059	123,756
		2,532,812

Oil & Gas Equipment & Services — 0.3%

Technip S.A.	37,465	2,263,539

Oil & Gas Exploration & Production — 0.1%

Dragon Oil PLC	10,654	94,056
Parex Resources Inc.	6,774	43,163	(a)
Peyto Exploration & Development Corp.	23,553	631,551
		768,770

	Number of Shares	Fair Value

Other Diversified Financial Services — 0.3%

ING Groep N.V.	184,825	$2,704,164	(a)

Packaged Foods & Meats — 0.2%

China Mengniu Dairy Company Ltd.	21,802	115,294
Nestle S.A.	22,665	1,707,607
		1,822,901

Pharmaceuticals — 1.9%

Aspen Pharmacare Holdings Ltd.	5,868	185,603
Astellas Pharma Inc.	74,700	1,224,053
Bayer AG	20,002	2,989,136
CSPC Pharmaceutical Group Ltd.	150,095	126,804
Roche Holding AG	17,662	4,855,875
Sanofi	35,753	3,526,823
Shire PLC	23,475	1,872,888
Valeant Pharmaceuticals International Inc.	3,957	781,746	(a)
		15,562,928

Property & Casualty Insurance — 0.7%

Insurance Australia Group Ltd.	535,209	2,484,956
PICC Property & Casualty Company Ltd., Class H	38,000	74,923
Tokio Marine Holdings Inc.	88,200	3,329,546
		5,889,425

Railroads — 0.2%

East Japan Railway Co.	22,200	1,779,123

Real Estate Development — 0.0%*

China Resources Land Ltd.	10,000	28,325

Research & Consulting Services — 0.1%

Experian PLC	65,064	1,077,804

Residential REITs — 0.0%*

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	66,244	75,051

Restaurants — 0.0%*

Alsea SAB de C.V.	21,756	63,779	(a)

Security & Alarm Services — 0.1%

Secom Company Ltd.	16,500	1,100,646

Semiconductor Equipment — 0.3%

ASML Holding N.V.	24,150	2,445,468

Semiconductors — 0.6%

MediaTek Inc.	2,000	27,011
Samsung Electronics Company Ltd.	1,693	2,195,403
Taiwan Semiconductor Manufacturing Company Ltd.	620,876	2,885,559
		5,107,973

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2015 (Unaudited)

	Number of Shares	Fair Value

Soft Drinks — 0.0%*

Coca-Cola Icecek AS	3,839	$64,887

Specialty Chemicals — 0.5%

Givaudan S.A.	1,020	1,843,728
Johnson Matthey PLC	36,138	1,811,976
		3,655,704

Thrifts & Mortgage Finance — 0.0%*

Housing Development Finance Corporation Ltd.	12,530	263,505

Tires & Rubber — 0.0%*

Hankook Tire Company Ltd.	1,205	49,167

Tobacco — 0.0%*

ITC Ltd.	12,952	67,260

Wireless Telecommunication Services — 0.6%

China Mobile Ltd.	13,790	179,352
MTN Group Ltd.	12,582	212,320
SK Telecom Company Ltd.	545	134,106
SoftBank Corp.	48,700	2,836,495
Vodafone Group PLC	466,880	1,528,916
		4,891,189

Total Common Stock (Cost $160,128,989)		178,391,716

Preferred Stock — 0.4%

Automobile Manufacturers — 0.4%

Volkswagen AG	10,899	2,887,079

Diversified Banks — 0.0%*

Itau Unibanco Holding S.A.	15,438	170,556

Integrated Oil & Gas — 0.0%*

Petroleo Brasileiro S.A.	18,240	55,529

Total Preferred Stock (Cost $2,645,273)		3,113,164

Rights — 0.0%*

Diversified Banks — 0.0%*

Banco Bilbao Vizcaya Argentaria S.A.	49,276	7,092	(a)

Total Rights (Cost $6,976)		7,092

Total Foreign Equity (Cost $162,781,238)		181,511,972

		Principal Amount	Fair Value
Bonds and Notes — 30.8%

U.S. Treasuries — 7.3%

U.S. Treasury Bonds
2.50%	02/15/45	$16,712,800	$16,558,725
4.75%	02/15/41	2,266,000	3,248,701

U.S. Treasury Notes
0.50%	06/30/16	3,163,600	3,168,792	(h)
0.50%	02/28/17	9,234,600	9,228,828
0.88%	06/15/17	10,196,600	10,249,969
1.38%	02/29/20	12,445,500	12,448,412
1.63%	12/31/19	330,000	334,202
2.00%	02/15/25	4,105,300	4,131,278
			59,368,907

Agency Mortgage Backed — 9.5%

Federal Home Loan Mortgage Corp.
3.50%	04/01/44	2,514,811	2,658,941
4.00%	05/01/44	3,232,828	3,494,352
4.50%	06/01/33 - 02/01/35	6,568	7,188
5.00%	07/01/35 - 06/01/41	792,530	897,108
5.50%	05/01/20 - 04/01/39	177,389	202,319
6.00%	04/01/17 - 11/01/37	239,638	274,008
6.50%	06/01/29	943	1,081
7.00%	10/01/16 - 08/01/36	153,505	166,071
7.50%	09/01/33	452	483
8.00%	04/01/30 - 11/01/30	1,105	1,281
9.00%	04/01/16 - 06/01/21	176	182
5.50%	TBA	305,000	342,220	(c)
Federal National Mortgage Assoc.
2.10%	04/01/37	736	760	(i)
3.00%	02/01/43 - 06/01/43	12,616,432	12,928,870
3.50%	11/01/42 - 02/01/43	3,327,827	3,515,533
4.00%	05/01/19 - 03/01/44	5,953,049	6,415,849
4.50%	05/01/18 - 01/01/41	6,821,118	7,465,095
5.00%	07/01/20 - 06/01/41	1,243,688	1,410,406
5.50%	06/01/20 - 01/01/39	1,328,500	1,498,059
6.00%	02/01/20 - 08/01/35	725,359	837,827
6.50%	02/01/16 - 08/01/34	149,734	170,404
7.00%	10/01/16 - 12/01/33	14,047	14,140
7.50%	05/01/15 - 12/01/33	5,298	5,943
8.00%	12/01/15 - 01/01/33	933	1,062
9.00%	12/01/17 - 12/01/22	914	997
2.50%	TBA	9,685,223	9,947,026	(c)
3.00%	TBA	2,241,000	2,291,072	(c)
3.50%	TBA	4,833,173	5,076,342	(c)
4.50%	TBA	2,900,000	3,039,978	(c)
5.00%	TBA	2,098,000	2,322,293	(c)
6.00%	TBA	1,105,000	1,260,563	(c)
6.50%	TBA	568,000	652,956	(c)
Government National Mortgage Assoc.
3.00%	04/20/43 - 06/20/43	3,002,698	3,098,305
3.50%	05/20/43	2,032,127	2,144,317

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2015 (Unaudited)

		Principal Amount	Fair Value
4.00%	01/20/41 - 04/20/43	$2,463,605	$2,643,993
4.50%	08/15/33 - 03/20/41	1,285,710	1,405,061
5.00%	08/15/33	15,227	17,111
6.00%	06/15/33 - 09/15/36	64,639	76,089
6.50%	02/15/24 - 06/15/34	15,763	18,111
7.00%	04/15/28 - 10/15/36	10,254	11,436
8.00%	06/15/30	34	34
8.50%	10/15/17	2,335	2,462
9.00%	11/15/16 - 12/15/21	3,382	3,549
3.00%	TBA	1,400,000	1,441,535	(c)
5.00%	TBA	75,000	83,581	(c)
			77,845,993

Agency Collateralized Mortgage Obligations — 0.1%

Collateralized Mortgage Obligation Trust
0.01%	11/01/18	91	91	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	94,131	279	(g,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	801,369	79,343	(g)
4.50%	03/15/18	1,354	16	(g)
5.00%	10/15/18 - 02/15/38	13,647	400	(g)
5.50%	06/15/33	5,182	1,019	(g)
6.43%	08/15/25	319,380	33,402	(g,i)
7.50%	07/15/27	1,852	291	(g)
8.00%	04/15/20	33	35
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	164	153	(d,f)
5.78%	08/15/43	727,247	156,638	(g,i)
8.00%	02/01/23 - 07/01/24	664	151	(g)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	219	218	(d,f)
1.23%	12/25/42	37,437	1,777	(g,i)
5.00%	02/25/40 - 09/25/40	448,403	45,881	(g)
5.83%	07/25/38	81,383	10,197	(g,i)
Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	83,266	13,579	(g)
5.00%	03/25/38 - 05/25/38	48,561	8,764	(g)
5.50%	12/25/33	9,041	1,657	(g)
6.00%	01/25/35	42,317	8,398	(g)
7.50%	11/25/23	4,246	690	(g)
8.00%	08/25/23 - 07/25/24	1,354	293	(g)
8.50%	03/25/17 - 07/25/22	300	38	(g)
9.00%	05/25/22	195	37	(g)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	762,029	60,686	(g)
5.00%	12/20/35 - 09/20/38	348,384	23,839	(g)

		Principal Amount	Fair Value
6.07%	02/20/40	$339,276	$56,510	(g,i)
6.63%	01/16/40	593,010	106,997	(g,i)
			611,379

Asset Backed — 0.0%*

Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	100,000	100,204

Corporate Notes — 11.6%

21st Century Fox America Inc.
6.65%	11/15/37	160,000	215,760
ABB Finance USA Inc.
1.63%	05/08/17	166,000	167,729
Abbott Laboratories
2.95%	03/15/25	135,000	136,603
AbbVie Inc.
1.75%	11/06/17	234,000	234,830
2.00%	11/06/18	211,000	210,869
ACCO Brands Corp.
6.75%	04/30/20	339,000	355,102
ACE INA Holdings Inc.
3.15%	03/15/25	338,000	345,566
Actavis Funding SCS
1.30%	06/15/17	399,000	395,587
3.00%	03/12/20	169,000	172,901
3.45%	03/15/22	236,000	241,729
3.80%	03/15/25	338,000	348,826
4.55%	03/15/35	169,000	176,152
Activision Blizzard Inc.
5.63%	09/15/21	367,000	390,855	(b)
Aetna Inc.
3.50%	11/15/24	168,000	175,240
Agrium Inc.
3.38%	03/15/25	84,000	84,003
4.90%	06/01/43	147,000	157,252
Alibaba Group Holding Ltd.
3.60%	11/28/24	245,000	245,791	(b)
4.50%	11/28/34	205,000	206,609	(b)
Altria Group Inc.
2.95%	05/02/23	141,000	140,404
4.50%	05/02/43	141,000	145,841
American Axle & Manufacturing Inc.
6.25%	03/15/21	187,000	196,818
6.63%	10/15/22	53,000	56,843
American Campus Communities Operating Partnership LP
4.13%	07/01/24	249,000	258,198
American Electric Power Company Inc.
2.95%	12/15/22	270,000	272,233
American Express Co.
3.63%	12/05/24	337,000	346,087
American International Group Inc.
3.88%	01/15/35	170,000	170,851

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2015 (Unaudited)

		Principal Amount	Fair Value
4.13%	02/15/24	$236,000	$255,476
4.50%	07/16/44	168,000	180,334
American Seafoods Group LLC/American Seafoods Finance Inc.
10.75%	05/15/16	650,000	609,375	(b)
American Tower Corp. (REIT)
3.40%	02/15/19	515,000	531,833
Amgen Inc.
2.20%	05/22/19	449,000	454,802
Amkor Technology Inc.
6.63%	06/01/21	220,000	228,800
Anadarko Petroleum Corp.
6.20%	03/15/40	271,000	329,951
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	453,000	446,918
Anthem Inc.
3.30%	01/15/23	185,000	187,928
Apple Inc.
2.50%	02/09/25	480,000	469,738	(h)
2.85%	05/06/21	499,000	519,922	(h)
3.45%	02/09/45	170,000	161,371	(h)
Aramark Services Inc.
5.75%	03/15/20	370,000	386,650
Archer-Daniels-Midland Co.
4.02%	04/16/43	151,000	156,904
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
3.27%	12/15/19	400,000	390,000	(b,i)
Ares Capital Corp.
3.88%	01/15/20	235,000	239,113
Ascension Health
4.85%	11/15/53	235,000	273,603
AT&T Inc.
2.38%	11/27/18	438,000	443,638
4.80%	06/15/44	200,000	204,806
Bank of America Corp.
1.70%	08/25/17	147,000	147,568	(h)
2.00%	01/11/18	624,000	628,711	(h)
2.60%	01/15/19	293,000	298,213	(h)
4.00%	01/22/25	335,000	337,711	(h)
4.10%	07/24/23	163,000	173,929	(h)
4.25%	10/22/26	305,000	314,864	(h)
Bank of China Ltd.
5.00%	11/13/24	200,000	211,284	(b)
Barclays Bank PLC
2.25%	05/10/17	815,000	834,687	(b,h)
Barrick Gold Corp.
4.10%	05/01/23	170,000	167,707
Baytex Energy Corp.
5.13%	06/01/21	220,000	201,850	(b)
Bed Bath & Beyond Inc.
3.75%	08/01/24	169,000	175,655
4.92%	08/01/34	51,000	54,685
Berkshire Hathaway Energy Co.
6.13%	04/01/36	789,000	1,028,474	(h)

		Principal Amount	Fair Value
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	$236,000	$245,447
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	174,000	199,265
Bombardier Inc.
4.75%	04/15/19	208,000	203,840	(b)
6.00%	10/15/22	343,000	321,991	(b)
7.75%	03/15/20	212,000	221,858	(b)
BP Capital Markets PLC
1.38%	05/10/18	291,000	289,695	(h)
3.81%	02/10/24	430,000	446,344	(h)
Branch Banking & Trust Co.
3.80%	10/30/26	255,000	268,494
Brocade Communications Systems Inc.
4.63%	01/15/23	687,000	685,282
Building Materials Corporation of America
5.38%	11/15/24	220,000	223,300	(b)
Calpine Corp.
5.75%	01/15/25	205,000	206,537
5.88%	01/15/24	67,000	72,394	(b)
Canadian Pacific Railway Co.
2.90%	02/01/25	400,000	399,000
Caterpillar Inc.
4.30%	05/15/44	175,000	189,428
Catholic Health Initiatives
2.60%	08/01/18	105,000	107,869
4.35%	11/01/42	82,000	82,148
CBS Corp.
3.70%	08/15/24	266,000	273,905
CCOH Safari LLC
5.75%	12/01/24	220,000	226,600
Cequel Capital Corp.
5.13%	12/15/21	347,000	346,566	(b)
Chesapeake Energy Corp.
3.25%	03/15/16	166,000	165,793
5.38%	06/15/21	330,000	320,100
Cigna Corp.
3.25%	04/15/25	338,000	344,846
Citigroup Inc.
1.75%	05/01/18	582,000	580,980
5.50%	09/13/25	338,000	383,086
CMS Energy Corp.
4.88%	03/01/44	171,000	199,143
CNA Financial Corp.
5.88%	08/15/20	206,000	238,255
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	349,000	371,013
Cogeco Cable Inc.
4.88%	05/01/20	270,000	273,375	(b)
Comcast Corp.
4.20%	08/15/34	171,000	185,250
Commonwealth Bank of Australia
0.75%	01/15/16	354,000	354,361	(b,h)

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2015 (Unaudited)

		Principal Amount	Fair Value
ConocoPhillips Co.
3.35%	11/15/24	$337,000	$347,279
Continental Resources Inc.
4.90%	06/01/44	166,000	146,397
Corp Andina de Fomento
4.38%	06/15/22	425,000	464,100
Corporate Office Properties LP (REIT)
3.70%	06/15/21	169,000	170,848
Cott Beverages Inc.
5.38%	07/01/22	220,000	212,025	(b)
COX Communications Inc.
4.70%	12/15/42	59,000	60,117	(b)
Credit Suisse AG
2.60%	05/27/16	253,000	258,633	(b,h)
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	502,000	507,870	(b)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	138,000	139,208
CSX Corp.
4.50%	08/01/54	172,000	185,711
CVS Health Corp.
2.25%	08/12/19	364,000	369,619
Daimler Finance North America LLC
2.38%	08/01/18	778,000	797,821	(b)
DaVita HealthCare Partners Inc.
5.13%	07/15/24	147,000	149,940
Denbury Resources Inc.
6.38%	08/15/21	320,000	301,600
Deutsche Bank AG
4.50%	04/01/25	342,000	342,513	(c)
Dexia Credit Local S.A.
2.25%	01/30/19	715,000	731,225	(b)
Diageo Capital PLC
1.13%	04/29/18	342,000	340,067
Diageo Investment Corp.
2.88%	05/11/22	346,000	352,594
DigitalGlobe Inc.
5.25%	02/01/21	280,000	280,000	(b)
DIRECTV Holdings LLC
4.45%	04/01/24	262,000	279,814
5.15%	03/15/42	335,000	350,099
Dollar General Corp.
1.88%	04/15/18	335,000	331,405
4.13%	07/15/17	341,000	358,699
Dominion Resources Inc.
1.95%	08/15/16	368,000	372,370
Duke Energy Corp.
3.75%	04/15/24	326,000	348,954
Duke Energy Progress Inc.
4.15%	12/01/44	100,000	109,231

		Principal Amount	Fair Value
Eastman Chemical Co.
3.60%	08/15/22	$336,000	$349,273
Eaton Corp.
2.75%	11/02/22	440,000	440,916
Ecopetrol S.A.
5.88%	05/28/45	85,000	79,088
Electricite de France S.A.
2.15%	01/22/19	704,000	713,204	(b)
Eli Lilly & Co.
2.75%	06/01/25	169,000	169,746
3.70%	03/01/45	33,000	33,009
EMD Finance LLC
3.25%	03/19/25	506,000	512,358	(b)
Energy Transfer Equity LP
5.88%	01/15/24	714,000	753,270
Energy Transfer Partners LP
4.05%	03/15/25	135,000	136,142
5.15%	03/15/45	118,000	118,739
6.50%	02/01/42	217,000	251,717
Ensco PLC
4.50%	10/01/24	168,000	162,835
5.20%	03/15/25	271,000	271,421
5.75%	10/01/44	69,000	66,828
Enterprise Products Operating LLC
3.75%	02/15/25	270,000	278,715
ERP Operating LP
4.50%	07/01/44	68,000	73,185
European Investment Bank
4.88%	01/17/17	535,000	574,751
FedEx Corp.
3.20%	02/01/25	340,000	344,595
4.10%	02/01/45	2,000	1,997
Five Corners Funding Trust
4.42%	11/15/23	373,000	400,163	(b)
Florida Power & Light Co.
4.13%	02/01/42	131,000	145,203
Ford Motor Credit Company LLC
2.46%	03/27/20	506,000	506,051
3.22%	01/09/22	360,000	367,583
5.88%	08/02/21	261,000	307,250
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	247,000	270,465	(b)
Frontier Communications Corp.
7.13%	03/15/19	219,000	238,162
General Motors Co.
4.88%	10/02/23	131,000	141,836
5.00%	04/01/35	367,000	391,604
6.25%	10/02/43	243,000	297,690
General Motors Financial Company Inc.
2.63%	07/10/17	137,000	138,372
3.00%	09/25/17	220,000	224,125

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2015 (Unaudited)

		Principal Amount	Fair Value
3.50%	07/10/19	$137,000	$140,653
4.38%	09/25/21	366,000	388,725
Georgia-Pacific LLC
3.60%	03/01/25	480,000	492,054	(b)
Gilead Sciences Inc.
4.80%	04/01/44	265,000	305,384
Glencore Funding LLC
4.13%	05/30/23	421,000	428,743	(b)
Grupo Televisa SAB
5.00%	05/13/45	200,000	208,170
HCA Inc.
4.75%	05/01/23	576,000	597,600	(h)
6.50%	02/15/20	444,000	499,944	(h)
Humana Inc.
3.85%	10/01/24	146,000	152,598
Huntsman International LLC
4.88%	11/15/20	275,000	275,000
Hyundai Capital America
2.13%	10/02/17	118,000	119,165	(b)
Illinois Tool Works Inc.
3.50%	03/01/24	343,000	363,799
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	236,000	239,958
Ingles Markets Inc.
5.75%	06/15/23	227,000	234,945
Intelsat Jackson Holdings S.A.
5.50%	08/01/23	347,000	327,481
International Business Machines Corp.
3.63%	02/12/24	361,000	383,343
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	66,000	67,550	(b)
Invesco Finance PLC
3.13%	11/30/22	366,000	369,753
JB Poindexter & Company Inc.
9.00%	04/01/22	83,000	90,055	(b)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	190,000	192,375	(b)
Jefferies Group LLC
5.13%	01/20/23	283,000	293,755
6.50%	01/20/43	90,000	89,549
John Deere Capital Corp.
3.35%	06/12/24	308,000	324,841
Johnson Controls Inc.
4.63%	07/02/44	166,000	178,038
JPMorgan Chase & Co.
3.88%	09/10/24	481,000	493,453	(h)
5.00%	12/29/49	244,000	239,718	(h,i)
6.10%	10/29/49	405,000	417,150	(h,i)
KB Home
7.00%	12/15/21	346,000	352,055
Kerr-McGee Corp.
6.95%	07/01/24	107,000	133,901

		Principal Amount	Fair Value
Keysight Technologies Inc.
4.55%	10/30/24	$335,000	$337,555	(b)
KFW
4.50%	07/16/18	446,000	494,078
Kilroy Realty LP
4.25%	08/15/29	172,000	179,258
Kinder Morgan Energy Partners LP
3.50%	09/01/23	244,000	239,214
4.30%	05/01/24	349,000	355,312
Kinder Morgan Inc.
3.05%	12/01/19	167,000	168,657
5.55%	06/01/45	101,000	106,491
5.63%	11/15/23	401,000	440,954	(b)
Kinross Gold Corp.
5.95%	03/15/24	171,000	158,358
6.88%	09/01/41	20,000	18,016
Korea National Oil Corp.
2.88%	11/09/15	289,000	292,242	(b)
L Brands Inc.
5.63%	02/15/22	221,000	243,100
L-3 Communications Corp.
1.50%	05/28/17	211,000	209,678
Lamar Media Corp.
5.00%	05/01/23	201,000	205,523
Lear Corp.
5.25%	01/15/25	221,000	225,420
Lennar Corp.
4.50%	11/15/19	220,000	226,050
Liberty Mutual Group Inc.
4.25%	06/15/23	314,000	334,452	(b)
Lockheed Martin Corp.
3.80%	03/01/45	169,000	167,995
LyondellBasell Industries N.V.
4.63%	02/26/55	67,000	66,716
Macy’s Retail Holdings Inc.
4.50%	12/15/34	338,000	357,744
Manufacturers & Traders Trust Co.
2.90%	02/06/25	275,000	272,685
Marathon Petroleum Corp.
3.63%	09/15/24	340,000	343,875
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.88%	12/01/24	147,000	150,293
5.50%	02/15/23	292,000	300,030
Marsh & McLennan Companies Inc.
3.50%	03/10/25	335,000	343,895
Mattel Inc.
2.35%	05/06/19	499,000	497,707
Medtronic Inc.
2.50%	03/15/20	101,000	103,236	(b)
3.50%	03/15/25	312,000	326,162	(b)
4.63%	03/15/45	170,000	192,690	(b)

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2015 (Unaudited)

		Principal Amount	Fair Value
MEG Energy Corp.
6.50%	03/15/21	$208,000	$192,400	(b)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	105,000	105,728
Merck & Company Inc.
2.75%	02/10/25	335,000	334,729
MetLife Inc.
4.05%	03/01/45	169,000	175,019
4.72%	12/15/44	135,000	153,190
MGM Resorts International
5.25%	03/31/20	367,000	372,468
Microsoft Corp.
4.00%	02/12/55	160,000	159,729
Mizuho Bank Ltd.
2.45%	04/16/19	420,000	425,472	(b)
Monsanto Co.
3.38%	07/15/24	165,000	171,527	(h)
4.70%	07/15/64	98,000	106,642
Morgan Stanley
2.65%	01/27/20	145,000	147,019	(h)
3.70%	10/23/24	166,000	173,069	(h)
4.10%	05/22/23	662,000	688,951	(h)
4.88%	11/01/22	256,000	279,593	(h)
5.00%	11/24/25	131,000	144,710	(h)
Motorola Solutions Inc.
4.00%	09/01/24	174,000	179,797
Mylan Inc.
7.88%	07/15/20	71,000	75,012	(b)
National Agricultural Cooperative Federation
4.25%	01/28/16	135,000	138,324	(b)
National Retail Properties Inc.
3.90%	06/15/24	164,000	170,157
NCL Corporation Ltd.
5.00%	02/15/18	150,000	153,000
Newfield Exploration Co.
5.63%	07/01/24	301,000	313,040
5.75%	01/30/22	425,000	443,062
Newmont Mining Corp.
4.88%	03/15/42	131,000	116,563
Nexen Energy ULC
6.40%	05/15/37	144,000	182,335
Noble Energy Inc.
3.90%	11/15/24	202,000	205,504
Northrop Grumman Corp.
3.85%	04/15/45	101,000	99,423
NRG Energy Inc.
6.25%	07/15/22	184,000	189,060
Omnicom Group Inc.
3.63%	05/01/22	105,000	110,112

		Principal Amount	Fair Value
ONEOK Partners LP
4.90%	03/15/25	$101,000	$102,194
Oracle Corp.
2.25%	10/08/19	649,000	661,818
Owens & Minor Inc.
3.88%	09/15/21	310,000	324,284
Owens-Brockway Glass Container Inc.
5.38%	01/15/25	73,000	75,099	(b)
Pacific Gas & Electric Co.
3.40%	08/15/24	506,000	527,471
PacifiCorp
6.25%	10/15/37	3,000	4,124
People’s United Bank NA
4.00%	07/15/24	391,000	401,161
PepsiCo Inc.
4.25%	10/22/44	100,000	106,622
Perrigo Company PLC
2.30%	11/08/18	346,000	349,200
Petrobras Global Finance BV
3.50%	02/06/17	257,000	240,513
3.88%	01/27/16	103,000	101,031
6.25%	03/17/24	85,000	80,138
Petroleos Mexicanos
3.50%	01/30/23	147,000	143,546
Philip Morris International Inc.
4.13%	03/04/43	140,000	143,438
Phillips 66 Partners LP
2.65%	02/15/20	101,000	101,425
3.61%	02/15/25	144,000	144,242
Pitney Bowes Inc.
4.63%	03/15/24	329,000	345,105
PNC Bank NA
2.40%	10/18/19	346,000	352,620
Prudential Financial Inc.
5.63%	06/15/43	166,000	175,960	(i)
Quest Diagnostics Inc.
4.70%	03/30/45	101,000	103,136
Range Resources Corp.
5.75%	06/01/21	153,000	159,838
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%	10/01/22	378,000	393,120
Revlon Consumer Products Corp.
5.75%	02/15/21	463,000	478,047
Roche Holdings Inc.
3.35%	09/30/24	365,000	382,782	(b)
Rowan Companies Inc.
5.85%	01/15/44	70,000	60,322
Royal Bank of Canada
1.20%	09/19/17	773,000	773,389	(h)
Ryder System Inc.
2.45%	09/03/19	394,000	394,692

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2015 (Unaudited)

		Principal Amount	Fair Value
Sabine Pass Liquefaction LLC
5.63%	02/01/21	$885,000	$890,806
Santander Bank NA
2.00%	01/12/18	411,000	412,773
Schaeffler Holding Finance BV (6.88% Cash/7.63% PIK)
6.88%	08/15/18	260,000	271,375	(b,n)
Scripps Networks Interactive Inc.
2.75%	11/15/19	170,000	171,438
Seagate HDD Cayman
4.75%	01/01/25	256,000	265,086	(b)
Sealed Air Corp.
4.88%	12/01/22	73,000	74,460	(b)
5.13%	12/01/24	73,000	75,555	(b)
Sinclair Television Group Inc.
5.38%	04/01/21	165,000	169,331
Southern California Edison Co.
2.40%	02/01/22	135,000	135,244
Spectra Energy Partners LP
4.75%	03/15/24	343,000	376,672
Sprint Corp.
7.25%	09/15/21	191,000	191,955
7.63%	02/15/25	100,000	99,500
Sysco Corp.
2.35%	10/02/19	335,000	342,747
3.50%	10/02/24	235,000	243,863
T-Mobile USA Inc.
6.25%	04/01/21	300,000	312,000
Talisman Energy Inc.
6.25%	02/01/38	119,000	128,669
Tampa Electric Co.
4.35%	05/15/44	169,000	188,848
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%	11/15/19	365,000	363,175	(b)
Target Corp.
3.50%	07/01/24	382,000	405,563
TD Ameritrade Holding Corp.
2.95%	04/01/22	166,000	168,778
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	335,000	378,188	(b)
Teck Resources Ltd.
3.75%	02/01/23	186,000	174,200
5.40%	02/01/43	84,000	75,768
Telecom Italia S.p.A.
5.30%	05/30/24	400,000	419,000	(b)
Tenet Healthcare Corp.
4.75%	06/01/20	921,000	933,378
6.00%	10/01/20	347,000	367,820
The Allstate Corp.
5.75%	08/15/53	186,000	202,508	(i)

		Principal Amount	Fair Value
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	$400,000	$403,061	(b)
The Boeing Co.
2.85%	10/30/24	211,000	216,588
The Dow Chemical Co.
3.50%	10/01/24	289,000	293,479
4.25%	10/01/34	340,000	345,855
The Goldman Sachs Group Inc.
2.38%	01/22/18	299,000	305,109	(h)
2.60%	04/23/20	335,000	338,564	(h)
2.63%	01/31/19	191,000	195,138	(h)
2.90%	07/19/18	223,000	230,473	(h)
3.50%	01/23/25	170,000	172,984
4.00%	03/03/24	411,000	434,366
4.80%	07/08/44	199,000	221,007
The Korea Development Bank
3.25%	03/09/16	348,000	354,960
The Kroger Co.
2.95%	11/01/21	236,000	240,593
The Progressive Corp.
3.70%	01/26/45	260,000	258,671
The Williams Companies Inc.
4.55%	06/24/24	108,000	104,599
5.75%	06/24/44	334,000	312,163
8.75%	03/15/32	134,000	160,368
TIAA Asset Management Finance Company LLC
4.13%	11/01/24	335,000	353,591	(b)
Time Inc.
5.75%	04/15/22	371,000	362,652	(b)
Time Warner Cable Inc.
6.55%	05/01/37	101,000	126,841
Time Warner Inc.
5.35%	12/15/43	306,000	357,067
Tops Holding Corp./Tops Markets LLC
8.88%	12/15/17	150,000	157,875
Tyco Electronics Group S.A.
2.35%	08/01/19	344,000	347,664
Tyson Foods Inc.
2.65%	08/15/19	171,000	175,095
3.95%	08/15/24	114,000	120,439
5.15%	08/15/44	114,000	132,678
U.S. Bancorp
3.44%	02/01/16	411,000	419,245
Ultra Petroleum Corp.
6.13%	10/01/24	366,000	313,845	(b)
United Rentals North America Inc.
5.75%	07/15/18	268,000	279,390
6.13%	06/15/23	287,000	303,861
US Bank NA
2.80%	01/27/25	250,000	249,798
Vail Resorts Inc.
6.50%	05/01/19	141,000	145,935

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2015 (Unaudited)

		Principal Amount	Fair Value
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	$207,000	$215,021	(b)
Verizon Communications Inc.
1.35%	06/09/17	682,000	682,447	(h)
3.50%	11/01/24	337,000	344,874	(h)
4.15%	03/15/24	337,000	362,012	(h)
4.40%	11/01/34	168,000	171,134	(h)
4.67%	03/15/55	118,000	115,562	(b)
5.05%	03/15/34	105,000	114,013	(h)
5.15%	09/15/23	378,000	433,371	(h)
6.55%	09/15/43	13,000	16,928	(h)
Viasystems Inc.
7.88%	05/01/19	110,000	115,775	(b)
Volkswagen Group of America Finance LLC
2.13%	05/23/19	595,000	598,732	(b)
2.45%	11/20/19	205,000	209,601	(b)
W.R. Grace & Co.
5.63%	10/01/24	367,000	391,772	(b)
Wal-Mart Stores Inc.
3.30%	04/22/24	109,000	115,236
4.30%	04/22/44	349,000	389,454
Weatherford International Ltd.
6.75%	09/15/40	68,000	63,786
Wells Fargo & Co.
3.00%	02/19/25	506,000	508,176	(h)
4.10%	06/03/26	386,000	407,256	(h)
5.88%	12/29/49	234,000	247,502	(h,i)
5.90%	12/29/49	226,000	235,322	(i)
Williams Partners LP
5.40%	03/04/44	34,000	34,106
Windstream Corp.
6.38%	08/01/23	259,000	232,452
WPP Finance 2010
3.75%	09/19/24	335,000	349,667
WPX Energy Inc.
5.25%	01/15/17	266,000	267,330
XLIT Ltd.
5.25%	12/15/43	231,000	268,298
Yamana Gold Inc.
4.95%	07/15/24	142,000	139,616
Zimmer Holdings Inc.
3.55%	04/01/25	169,000	172,505
			94,752,471

Non-Agency Collateralized Mortgage Obligations — 1.9%

American Tower Trust I (REIT)
1.55%	03/15/43	420,000	419,164	(b)
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	45,992	47,691

		Principal Amount	Fair Value
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	$600,000	$625,262	(i)
Banc of America Commercial Mortgage Trust 2007-4
5.75%	02/10/51	105,564	114,682	(i)
Banc of America Commercial Mortgage Trust 2008-1
6.21%	02/10/51	530,642	583,832	(i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.43%	11/10/42	232,839	232,609	(i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.18%	09/10/47	196,563	198,806	(i)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.18%	08/15/46	137,514	152,985	(b,i)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.58%	04/12/38	140,000	145,445	(i)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	290,000	318,997	(i)
Citigroup Commercial Mortgage Trust 2014-GC23
4.51%	07/10/47	692,000	660,708	(b,i)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	140,000	157,133	(b,i)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	200,000	224,335	(i)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	332,639	316,904	(b,i)
4.72%	08/10/47	170,000	181,113	(i)
COMM 2014-CR20 Mortgage Trust
4.51%	11/10/47	169,443	178,074	(i)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	332,372	353,537
Core Industrial Trust 2015-CALW
3.25%	02/10/34	322,321	331,976	(c)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.47%	02/15/39	580,000	599,479	(i)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.18%	10/25/35	9,097	—	(**,i,p)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	150,000	160,273	(b)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	240,000	245,659
5.31%	08/10/44	120,000	135,123	(b,i)

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2015 (Unaudited)

		Principal Amount	Fair Value
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	$175,000	$191,857
GS Mortgage Securities Trust 2014-GC24
4.53%	09/10/47	623,000	579,698	(b,i)
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	345,000	351,060	(b)
GS Mortgage Securities Trust 2015-GC28
1.18%	02/10/48	2,288,120	178,830	(g,i)
4.33%	02/10/48	227,696	230,687
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.89%	12/15/47	1,070,318	97,694	(g,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	70,000	73,521
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	277,630	293,180
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	90,000	97,937	(i)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.08%	11/15/45	140,000	155,273	(i)
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	260,000	283,609	(i)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	180,000	194,312	(i)
LB-UBS Commercial Mortgage Trust 2004-C8
0.58%	12/15/39	23,872	98	(b,g,i)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	35,544	35,564
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	202,425	205,365
LB-UBS Commercial Mortgage Trust 2006-C4
5.82%	06/15/38	114,558	119,352	(i)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	430,000	463,909	(b)
6.11%	07/15/40	360,000	389,712	(i)

		Principal Amount	Fair Value
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	$350,000	$369,531	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	326,000	335,031	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	171,583	147,572	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	199,711	169,069	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.43%	02/15/48	2,566,505	252,203	(g,i)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.00%	03/15/48	3,132,644	227,389	(g,i)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	71,484	71,442	(i)
Morgan Stanley Capital I Trust 2006-IQ11
5.65%	10/15/42	110,000	107,860	(i)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	80,000	81,096	(i)
5.27%	10/12/52	210,000	215,358	(i)
Morgan Stanley Capital I Trust 2006-T23
5.88%	08/12/41	373,463	390,677	(i)
Morgan Stanley Capital I Trust 2007-IQ16
6.08%	12/12/49	290,000	315,463	(i)
Morgan Stanley Capital I Trust 2008-T29
6.27%	01/11/43	110,000	123,118	(i)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	120,000	135,843	(b,i)
Wells Fargo Commercial Mortgage Trust 2014-LC18
3.96%	12/15/47	331,952	294,136	(b,i)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.43%	02/15/48	2,667,546	259,624	(g,i)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	37,196	1,859
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	190,000	209,156
5.13%	12/15/46	140,000	142,702	(b,i)

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2015 (Unaudited)

		Principal Amount	Fair Value
WFRBS Commercial Mortgage Trust 2014-C19
4.72%	03/15/47	$240,000	$266,562	(i)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	205,657	185,561	(b,i)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	447,000	494,219	(i)
4.59%	03/15/47	322,762	308,306	(b,i)
			15,429,222

Sovereign Bonds — 0.3%

Government of Chile
3.63%	10/30/42	250,000	245,625
Government of Colombia
2.63%	03/15/23	236,000	221,840
5.63%	02/26/44	282,000	315,135
Government of Mexico
3.60%	01/30/25	510,000	523,387	(h)
4.00%	10/02/23	168,000	177,744
4.60%	01/23/46	245,000	250,513	(h)
4.75%	03/08/44	322,000	338,100	(h)
Government of Panama
4.00%	09/22/24	200,000	209,500
Government of Peru
5.63%	11/18/50	55,000	67,238
Government of Philippines
4.20%	01/21/24	200,000	224,000
Government of Turkey
3.25%	03/23/23	73,000	69,050
4.88%	04/16/43	200,000	197,500
6.63%	02/17/45	76,000	94,027
			2,933,659

Municipal Bonds and Notes — 0.1%

American Municipal Power Inc.
6.27%	02/15/50	95,000	123,908
Municipal Electric Authority of Georgia
6.64%	04/01/57	169,000	225,595
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	65,000	71,498
Port Authority of New York & New Jersey
4.46%	10/01/62	350,000	382,462
South Carolina State Public Service Authority
6.45%	01/01/50	120,000	163,517
State of California
5.70%	11/01/21	175,000	206,855

		Principal Amount	Fair Value
State of Illinois
5.10%	06/01/33	$100,000	$101,150
			1,274,985

FNMA (TBA) — 0.0%*
Lehman TBA
5.50%	TBA	72,009	10,441	(l,o)

Total Bonds and Notes (Cost $247,176,469)			252,327,261

		Number of Shares	Fair Value
Exchange Traded Funds — 3.2%

Financial Select Sector SPDR Fund		31,044	$748,471	(m)
Industrial Select Sector SPDR Fund		52,548	2,930,602	(m)
United States Oil Fund LP		482,800	8,130,352	(a)
Vanguard FTSE Emerging Markets ETF		352,354	14,400,708

Total Exchange Traded Funds (Cost $25,287,565)			26,210,133

Total Investments in Securities (Cost $654,912,678)			728,230,960

Short-Term Investments — 14.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $114,270,330)			114,270,330	(d,h,m)

Total Investments (Cost $769,183,008)			842,501,290

Liabilities in Excess of Other Assets, net — (3.0)%			(24,783,901)

NET ASSETS — 100.0%			$817,717,389

Other Information:

The Fund had the following long futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	June 2015	35	$7,670,469	$18,131
EURO Stoxx 50 Index Futures	June 2015	54	2,105,834	24,345
FTSE 100 Index Futures	June 2015	6	599,175	(13,407)
S&P 500 Emini Index Futures	June 2015	48	4,945,920	(22,821)

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2015 (Unaudited)

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
S&P Mid 400 Emini Index Futures	June 2015	164	$24,924,720	$266,944
Topix Index Futures	June 2015	12	1,544,465	31,735

				$304,927

The Fund had the following short futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
5 Yr. U.S. Treasury Notes Futures	June 2015	285	$(34,260,117)	$(75,196)
10 Yr. U.S. Treasury Notes Futures	June 2015	126	(16,242,188)	(23,932)
Ultra Long-Term U.S. Treasury Bond Futures	June 2015	9	(1,528,875)	(28,286)

				$(127,414)

				$177,513

The Fund was invested in the following countries at March 31, 2015 (unaudited):

Country	Percentage (based on Fair Value)
United States	75.54%
Japan	5.98%
France	2.85%
United Kingdom	2.72%
Germany	2.36%
Switzerland	1.35%
Canada	1.13%
China	1.04%
Sweden	0.82%
Netherlands	0.62%
Ireland	0.61%
India	0.60%
Italy	0.56%
Hong Kong	0.54%
Australia	0.52%
South Korea	0.47%
Taiwan	0.39%
Belgium	0.36%
Mexico	0.32%
Luxembourg	0.27%
Supranational	0.12%
Brazil	0.12%
Cayman Islands	0.12%
Colombia	0.07%

Country	Percentage (based on Fair Value)
South Africa	0.07%
Guernsey	0.06%
Spain	0.06%
Turkey	0.06%
Philippines	0.05%
Russian Federation	0.04%
Chile	0.04%
Indonesia	0.03%
Panama	0.03%
Bermuda	0.02%
Peru	0.02%
United Arab Emirates	0.01%
Qatar	0.01%
Thailand	0.01%
Malaysia	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2015 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	1.83%	2.67%	4.50%
Pharmaceuticals	2.37%	1.84%	4.21%
Exchange Traded Funds	3.11%	0.00%	3.11%
Aerospace & Defense	1.65%	0.56%	2.21%
Internet Software & Services	1.25%	0.78%	2.03%
Technology Hardware, Storage & Peripherals	1.98%	0.00%	1.98%
Communications Equipment	1.58%	0.38%	1.96%
Biotechnology	1.70%	0.16%	1.86%
Integrated Oil & Gas	1.13%	0.73%	1.86%
Asset Management & Custody Banks	1.60%	0.00%	1.60%
Healthcare Equipment	0.90%	0.51%	1.41%
Automobile Manufacturers	0.23%	1.14%	1.37%
Multi-Line Insurance	1.04%	0.30%	1.34%
Cable & Satellite	1.26%	0.00%	1.26%
General Merchandise Stores	1.14%	0.00%	1.14%
Oil & Gas Equipment & Services	0.84%	0.27%	1.11%
Industrial Machinery	0.29%	0.65%	0.94%
Life & Health Insurance	0.08%	0.81%	0.89%
Diversified Real Estate Activities	0.00%	0.88%	0.88%
Movies & Entertainment	0.78%	0.00%	0.78%
Electrical Components & Equipment	0.07%	0.68%	0.75%
Internet Retail	0.30%	0.44%	0.74%
Drug Retail	0.72%	0.01%	0.73%
Specialized Finance	0.71%	0.00%	0.71%
Property & Casualty Insurance	0.00%	0.70%	0.70%
Home Improvement Retail	0.64%	0.00%	0.64%
Soft Drinks	0.63%	0.01%	0.64%
Semiconductors	0.00%	0.61%	0.61%

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2015 (Unaudited)

Industry	Domestic	Foreign	Total
Electronic Equipment & Instruments	0.00%	0.60%	0.60%
Packaged Foods & Meats	0.38%	0.22%	0.60%
Research & Consulting Services	0.47%	0.13%	0.60%
Auto Parts & Equipment	0.17%	0.42%	0.59%
Wireless Telecommunication Services	0.00%	0.58%	0.58%
Specialized REITs	0.52%	0.00%	0.52%
Semiconductor Equipment	0.20%	0.29%	0.49%
Oil & Gas Exploration & Production	0.37%	0.09%	0.46%
Healthcare Services	0.13%	0.31%	0.44%
Specialty Chemicals	0.00%	0.43%	0.43%
Application Software	0.23%	0.20%	0.43%
Airlines	0.24%	0.17%	0.41%
Agricultural Products	0.40%	0.00%	0.40%
Data Processing & Outsourced Services	0.40%	0.00%	0.40%
Electronic Components	0.00%	0.39%	0.39%
Brewers	0.00%	0.38%	0.38%
Fertilizers & Agricultural Chemicals	0.33%	0.00%	0.33%
Railroads	0.11%	0.21%	0.32%
Other Diversified Financial Services	0.00%	0.32%	0.32%
Systems Software	0.31%	0.00%	0.31%
Industrial Gases	0.00%	0.28%	0.28%
Investment Banking & Brokerage	0.28%	0.00%	0.28%
Electric Utilities	0.17%	0.09%	0.26%
Apparel, Accessories & Luxury Goods	0.00%	0.26%	0.26%
Broadcasting	0.25%	0.00%	0.25%
Healthcare Distributors	0.25%	0.00%	0.25%
Diversified Metals & Mining	0.00%	0.24%	0.24%
Household Products	0.16%	0.08%	0.24%
Building Products	0.00%	0.24%	0.24%
Construction Materials	0.00%	0.24%	0.24%
Consumer Finance	0.23%	0.00%	0.23%
Advertising	0.00%	0.22%	0.22%
Independent Power Producers & Energy Traders	0.21%	0.01%	0.22%
Specialty Stores	0.21%	0.00%	0.21%
Healthcare Supplies	0.21%	0.00%	0.21%
Integrated Telecommunication Services	0.20%	0.00%	0.20%
Heavy Electrical Equipment	0.00%	0.16%	0.16%
Construction & Engineering	0.00%	0.16%	0.16%
Apparel Retail	0.00%	0.16%	0.16%
Human Resource & Employment Services	0.00%	0.15%	0.15%
Automotive Retail	0.15%	0.00%	0.15%

Industry	Domestic	Foreign	Total
Security & Alarm Services	0.00%	0.13%	0.13%
Casinos & Gaming	0.13%	0.00%	0.13%
Air Freight & Logistics	0.12%	0.00%	0.12%
Life Sciences Tools & Services	0.10%	0.00%	0.10%
Regional Banks	0.09%	0.00%	0.09%
Trading Companies & Distributors	0.09%	0.00%	0.09%
Aluminum	0.04%	0.01%	0.05%
Department Stores	0.00%	0.04%	0.04%
Thrifts & Mortgage Finance	0.00%	0.03%	0.03%
IT Consulting & Other Services	0.00%	0.02%	0.02%
Coal & Consumable Fuels	0.00%	0.02%	0.02%
Education Services	0.00%	0.02%	0.02%
Household Appliances	0.00%	0.01%	0.01%
Gas Utilities	0.00%	0.01%	0.01%
Food Retail	0.00%	0.01%	0.01%
Residential REITs	0.00%	0.01%	0.01%
Tobacco	0.00%	0.01%	0.01%
Restaurants	0.00%	0.01%	0.01%
Industrial Conglomerates	0.00%	0.01%	0.01%
Tires & Rubber	0.00%	0.01%	0.01%
Hypermarkets & Super Centers	0.00%	0.00%	0.00%	***
Real Estate Development	0.00%	0.00%	0.00%	***

			56.49%

Sector	Percentage (based on Fair Value)
Corporate Notes	11.25%
Agency Mortgage Backed	9.24%
U.S. Treasuries	7.05%
Non-Agency Collateralized Mortgage Obligations	1.83%
Sovereign Bonds	0.35%
Municipal Bonds and Notes	0.15%
Agency Collateralized Mortgage Obligations	0.07%
Asset Backed	0.01%
FNMA (TBA)	0.00%	***

	29.95%

Short-Term Investments
Short-Term Investments	13.56%

	13.56%

	100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2015.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2014 – March 31, 2015

Account value at the beginning of the period ($)		Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,034.00	1.17
Service Class	1,000.00	1,033.30	2.43
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,023.79	1.16
Service Class	1,000.00	1,022.54	2.42

*	Expenses are equal to the Fund’s annualized expense ratio of 0.23% for Investment Class shares and 0.48% for Service Class shares (for the period October 1, 2014 – March 31, 2015), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Income Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities and investing primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments.

Sector Allocation

as a % of Investments of $313,957 (in thousands) on March 31, 2015 (a)(b)

Quality Ratings

as of March 31, 2015 as a % of Investments (a)(b)

Moody’s / S&P Rating *	Percentage of Fair Value

Aaa / AAA	7.21%

Aa / AA	55.85%

A / A	7.52%

Baa / BBB	18.37%

Ba / BB and lower	9.33%

NR / Other	1.72%

100.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Moody’s Investors Services, Inc. (“Moody’s”) and Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc. (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, GE Asset Management Incorporated (“GEAM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

Income Fund

Schedule of Investments	March 31, 2015 (Unaudited)

Income Fund

		Principal Amount	Fair Value
Bonds and Notes — 99.5%†

U.S. Treasuries — 25.3%

U.S. Treasury Bonds
2.50%	02/15/45	$19,694,400	$19,512,837
4.75%	02/15/41	354,000	507,520
U.S. Treasury Notes
0.50%	06/30/16	7,386,300	7,398,421	(h)
0.50%	02/28/17	13,927,300	13,918,596
0.88%	06/15/17	12,093,500	12,156,797
1.38%	02/29/20	15,561,400	15,565,041
1.63%	12/31/19	392,000	396,992
2.00%	02/15/25	6,769,100	6,811,935
			76,268,139

Agency Mortgage Backed — 28.8%

Federal Home Loan Mortgage Corp.
4.00%	05/01/44	4,002,777	4,326,587
4.50%	06/01/33 - 02/01/35	18,688	20,457
5.00%	07/01/35 - 06/01/41	1,487,785	1,682,983
5.50%	05/01/20 - 04/01/39	496,989	565,630
6.00%	04/01/17 - 11/01/37	812,764	929,238
6.50%	07/01/29 - 10/01/33	3,517	4,080
7.00%	10/01/16 - 08/01/36	89,802	103,299
7.50%	01/01/30 - 09/01/33	2,307	2,463
8.00%	11/01/30	27,708	31,954
8.50%	04/01/30	21,939	27,713
9.00%	12/01/16	304	316
9.50%	04/01/21	37	41
Federal National Mortgage Assoc.
2.10%	04/01/37	2,617	2,703	(i)
3.00%	02/01/43 - 06/01/43	18,851,622	19,319,817
3.50%	11/01/42 - 02/01/43	6,085,588	6,424,211
4.00%	05/01/19 - 03/01/44	9,082,770	9,778,879
4.50%	05/01/18 - 01/01/41	8,015,105	8,766,504
5.00%	07/01/20 - 06/01/41	2,530,390	2,864,875
5.50%	06/01/20 - 04/01/38	2,380,137	2,679,822
5.50%	10/01/24	7,743	7,814	(i)
6.00%	05/01/19 - 08/01/35	1,508,985	1,740,272
6.50%	07/01/17 - 08/01/36	144,770	163,498
7.00%	10/01/16 - 02/01/34	22,127	23,781
7.50%	05/01/15 - 12/01/33	71,571	82,019
8.00%	12/01/15 - 01/01/33	17,438	19,722
9.00%	12/01/17 - 12/01/22	4,163	4,541
2.50%	TBA	11,496,045	11,806,797	(c)
3.00%	TBA	175,000	178,910	(c)
5.00%	TBA	1,083,000	1,137,982	(c)

		Principal Amount	Fair Value
Government National Mortgage Assoc.
3.00%	04/20/43 - 06/20/43	$3,399,533	$3,507,773
3.50%	05/20/43	3,877,344	4,091,405
4.00%	01/20/41 - 04/20/43	4,344,787	4,662,899
4.50%	08/15/33 - 05/20/40	916,449	1,005,119
5.00%	08/15/33	54,342	61,065
6.00%	04/15/27 - 09/15/36	320,676	373,642
6.50%	04/15/19 - 09/15/36	136,000	156,496
7.00%	10/15/27 - 10/15/36	63,933	72,573
7.50%	01/15/23 - 11/15/31	11,098	11,683
8.00%	02/15/30 - 09/15/30	904	994
8.50%	10/15/17	1,725	1,819
9.00%	11/15/16 - 12/15/21	12,108	12,739
5.50%	TBA	255,000	287,632	(c)
			86,942,747

Agency Collateralized Mortgage Obligations — 0.3%

Collateralized Mortgage Obligation Trust
0.01%	11/01/18	195	195	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,099,795	3,259	(g,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	1,387,242	137,764	(g)
4.50%	03/15/18	16,547	198	(g)
5.00%	10/15/18 - 02/15/38	39,644	1,102	(g)
5.50%	06/15/33	62,927	12,376	(g)
6.43%	08/15/25	502,208	52,523	(g,i)
7.50%	07/15/27	5,663	888	(g)
8.00%	04/15/20	60	63
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	1,293	1,210	(d,f)
5.78%	08/15/43	905,181	194,962	(g,i)
8.00%	02/01/23 - 07/01/24	4,993	1,130	(g)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	311	308	(d,f)
1.23%	12/25/42	213,986	10,159	(g,i)
5.00%	02/25/40 - 09/25/40	739,065	77,018	(g)
5.83%	07/25/38	156,095	19,559	(g,i)
7.33%	05/25/18	60,932	4,672	(g,i)
8.00%	05/25/22	7	126	(g)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	30,122	28,558	(d,f)
4.50%	08/25/35 - 01/25/36	225,377	36,725	(g)
5.00%	03/25/38 - 05/25/38	130,564	23,573	(g)
5.50%	12/25/33	26,850	4,919	(g)
6.00%	01/25/35	114,475	22,717	(g)
7.50%	11/25/23	26,369	4,286	(g)
8.00%	08/25/23 - 07/25/24	9,873	2,135	(g)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2015 (Unaudited)

		Principal Amount	Fair Value
8.50%	03/25/17 - 07/25/22	$600	$76	(g)
9.00%	05/25/22	277	53	(g)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	1,458,118	117,092	(g)
5.00%	12/20/35 - 09/20/38	845,092	61,380	(g)
6.07%	02/20/40	417,475	69,536	(g,i)
6.63%	01/16/40	738,672	133,279	(g,i)
			1,021,841

Asset Backed — 0.2%

Chase Funding Trust 2004-1
3.99%	11/25/33	306,693	314,474	(j)

Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	160,000	160,327
			474,801

Corporate Notes — 36.1%

21st Century Fox America Inc.
6.65%	11/15/37	213,000	287,230	(h)
ABB Finance USA Inc.
1.63%	05/08/17	158,000	159,645	(h)
Abbott Laboratories
2.95%	03/15/25	171,000	173,031
AbbVie Inc.
1.75%	11/06/17	370,000	371,312	(h)
2.00%	11/06/18	304,000	303,811	(h)
ACCO Brands Corp.
6.75%	04/30/20	400,000	419,000	(h)
ACE INA Holdings Inc.
3.15%	03/15/25	428,000	437,581
Actavis Funding SCS
1.30%	06/15/17	400,000	396,578	(h)
3.00%	03/12/20	214,000	218,940
3.45%	03/15/22	299,000	306,259
3.80%	03/15/25	426,000	439,645
4.55%	03/15/35	214,000	223,056
Activision Blizzard Inc.
5.63%	09/15/21	438,000	466,470	(b,h)
Aetna Inc.
3.50%	11/15/24	213,000	222,179	(h)
Agrium Inc.
3.38%	03/15/25	107,000	107,004
4.90%	06/01/43	187,000	200,042	(h)
Alibaba Group Holding Ltd.
3.60%	11/28/24	310,000	311,001	(b,h)
4.50%	11/28/34	205,000	206,609	(b,h)
Altria Group Inc.
2.95%	05/02/23	209,000	208,116	(h)
4.50%	05/02/43	209,000	216,175	(h)
American Axle & Manufacturing Inc.
6.25%	03/15/21	283,000	297,857	(h)
6.63%	10/15/22	56,000	60,060	(h)

		Principal Amount	Fair Value
American Campus Communities Operating Partnership LP
4.13%	07/01/24	$312,000	$323,525	(h)
American Electric Power Company Inc.
2.95%	12/15/22	341,000	343,821	(h)
American Express Co.
3.63%	12/05/24	476,000	488,835	(h)
American International Group Inc.
3.88%	01/15/35	215,000	216,076	(h)
4.13%	02/15/24	299,000	323,675	(h)
4.50%	07/16/44	213,000	228,638	(h)
American Seafoods Group LLC/American Seafoods Finance Inc.
10.75%	05/15/16	350,000	328,125	(b,h)
American Tower Corp. (REIT)
3.40%	02/15/19	550,000	567,977	(h)
Amgen Inc.
2.20%	05/22/19	476,000	482,150	(h)
Amkor Technology Inc.
6.63%	06/01/21	263,000	273,520	(h)
Anadarko Petroleum Corp.
6.20%	03/15/40	233,000	283,685	(h)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	395,000	389,697	(h)
Anthem Inc.
3.30%	01/15/23	218,000	221,450	(h)
ANZ New Zealand International Ltd.
2.60%	09/23/19	200,000	204,233	(b,h)
Apple Inc.
2.50%	02/09/25	465,000	455,058	(h)
2.85%	05/06/21	375,000	390,723	(h)
3.45%	02/09/45	215,000	204,086	(h)
Archer-Daniels-Midland Co.
4.02%	04/16/43	237,000	246,266	(h)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
3.27%	12/15/19	450,000	438,750	(b,h,i)
Ares Capital Corp.
3.88%	01/15/20	300,000	305,251	(h)
Ascension Health
4.85%	11/15/53	327,000	380,715	(h)
AT&T Inc.
2.38%	11/27/18	250,000	253,218	(h)
4.80%	06/15/44	250,000	256,008	(h)
Bank of America Corp.
1.70%	08/25/17	134,000	134,518	(h)
2.00%	01/11/18	689,000	694,201	(h)
2.60%	01/15/19	17,000	17,302	(h)
4.00%	01/22/25	425,000	428,440	(h)
4.10%	07/24/23	190,000	202,739	(h)
4.25%	10/22/26	385,000	397,452	(h)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2015 (Unaudited)

		Principal Amount	Fair Value
Bank of China Ltd.
5.00%	11/13/24	$455,000	$480,672	(b,h)
Barclays Bank PLC
2.25%	05/10/17	1,281,000	1,311,944	(b,h)
Barrick Gold Corp.
4.10%	05/01/23	215,000	212,100
Baytex Energy Corp.
5.13%	06/01/21	262,000	240,385	(b,h)
Bed Bath & Beyond Inc.
3.75%	08/01/24	207,000	215,152	(h)
4.92%	08/01/34	62,000	66,480	(h)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	495,000	645,240	(h)
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	134,000	139,364	(h)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	119,000	136,279	(h)
Bombardier Inc.
4.75%	04/15/19	255,000	249,900	(b,h)
6.00%	10/15/22	420,000	394,275	(b,h)
7.75%	03/15/20	288,000	301,392	(b,h)
BP Capital Markets PLC
1.38%	05/10/18	210,000	209,058	(h)
3.81%	02/10/24	526,000	545,993	(h)
Branch Banking & Trust Co.
3.80%	10/30/26	255,000	268,494	(h)
Brocade Communications Systems Inc.
4.63%	01/15/23	113,000	112,718	(h)
Building Materials Corporation of America
5.38%	11/15/24	262,000	265,930	(b,h)
Calpine Corp.
5.75%	01/15/25	255,000	256,913	(h)
Canadian Pacific Railway Co.
2.90%	02/01/25	500,000	498,749	(h)
Caterpillar Inc.
4.30%	05/15/44	217,000	234,891	(h)
Catholic Health Initiatives
2.60%	08/01/18	130,000	133,552
4.35%	11/01/42	129,000	129,232
CBS Corp.
3.70%	08/15/24	325,000	334,658	(h)
CCOH Safari LLC
5.75%	12/01/24	262,000	269,860	(h)
Cequel Capital Corp.
5.13%	12/15/21	485,000	484,394	(b,h)
Chesapeake Energy Corp.
3.25%	03/15/16	242,000	241,698	(h)
5.38%	06/15/21	400,000	388,000	(h)
Cigna Corp.
3.25%	04/15/25	427,000	435,648

		Principal Amount	Fair Value
Citigroup Inc.
1.75%	05/01/18	$419,000	$418,266	(h)
5.50%	09/13/25	411,000	465,824	(h)
CMS Energy Corp.
4.88%	03/01/44	215,000	250,384	(h)
CNA Financial Corp.
5.88%	08/15/20	366,000	423,308	(h)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	433,000	460,311	(h)
Cogeco Cable Inc.
4.88%	05/01/20	400,000	405,000	(b,h)
Comcast Corp.
4.20%	08/15/34	210,000	227,500	(h)
Commonwealth Bank of Australia
0.75%	01/15/16	559,000	559,570	(b,h)
ConocoPhillips Co.
3.35%	11/15/24	797,000	821,310	(h)
Continental Resources Inc.
4.90%	06/01/44	207,000	182,555	(h)
Corp Andina de Fomento
4.38%	06/15/22	646,000	705,431	(h)
Corporate Office Properties LP (REIT)
3.70%	06/15/21	209,000	211,285	(h)
Cott Beverages Inc.
5.38%	07/01/22	262,000	252,503	(b,h)
COX Communications Inc.
4.70%	12/15/42	93,000	94,760	(b,h)
Credit Suisse AG
2.60%	05/27/16	416,000	425,263	(b,h)
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	502,000	507,870	(b)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	170,000	171,488	(h)
CSX Corp.
4.50%	08/01/54	211,000	227,820	(h)
CVS Health Corp.
2.25%	08/12/19	430,000	436,638	(h)
Daimler Finance North America LLC
2.38%	08/01/18	633,000	649,127	(b,h)
DaVita HealthCare Partners Inc.
5.13%	07/15/24	175,000	178,500	(h)
Denbury Resources Inc.
6.38%	08/15/21	464,000	437,320	(h)
Deutsche Bank AG
4.50%	04/01/25	433,000	433,649	(c)
Dexia Credit Local S.A.
2.25%	01/30/19	869,000	888,720	(b,h)
Diageo Capital PLC
1.13%	04/29/18	169,000	168,045	(h)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2015 (Unaudited)

		Principal Amount	Fair Value
Diageo Investment Corp.
2.88%	05/11/22	$509,000	$518,700	(h)
DigitalGlobe Inc.
5.25%	02/01/21	438,000	438,000	(b,h)
DIRECTV Holdings LLC
4.45%	04/01/24	328,000	350,301	(h)
5.15%	03/15/42	439,000	458,787	(h)
Dollar General Corp.
1.88%	04/15/18	425,000	420,440	(h)
4.13%	07/15/17	427,000	449,162	(h)
Dominion Resources Inc.
1.95%	08/15/16	243,000	245,886	(h)
Duke Energy Corp.
3.75%	04/15/24	408,000	436,728	(h)
Duke Energy Progress Inc.
4.15%	12/01/44	130,000	142,000	(h)
Eastman Chemical Co.
3.60%	08/15/22	426,000	442,829	(h)
Eaton Corp.
2.75%	11/02/22	320,000	320,666	(h)
Ecopetrol S.A.
5.88%	05/28/45	106,000	98,628	(h)
Electricite de France S.A.
2.15%	01/22/19	857,000	868,204	(b,h)
Eli Lilly & Co.
2.75%	06/01/25	214,000	214,945
3.70%	03/01/45	42,000	42,012
EMD Finance LLC
3.25%	03/19/25	641,000	649,054	(b)
Energy Transfer Equity LP
5.88%	01/15/24	862,000	909,410	(h)
Energy Transfer Partners LP
4.05%	03/15/25	171,000	172,447
5.15%	03/15/45	149,000	149,934
6.50%	02/01/42	352,000	408,315	(h)
Ensco PLC
4.50%	10/01/24	213,000	206,451	(h)
5.20%	03/15/25	342,000	342,532
5.75%	10/01/44	87,000	84,261	(h)
Enterprise Products Operating LLC
3.75%	02/15/25	341,000	352,006	(h)
ERP Operating LP
4.50%	07/01/44	85,000	91,481	(h)
European Investment Bank
4.88%	01/17/17	490,000	526,407	(h)
FedEx Corp.
3.20%	02/01/25	435,000	440,879	(h)
4.10%	02/01/45	2,000	1,997	(h)
Five Corners Funding Trust
4.42%	11/15/23	465,000	498,863	(b,h)
Florida Power & Light Co.
4.13%	02/01/42	234,000	259,371	(h)

		Principal Amount	Fair Value
Ford Motor Credit Company LLC
2.46%	03/27/20	$640,000	$640,065
3.22%	01/09/22	455,000	464,584	(h)
5.88%	08/02/21	329,000	387,299	(h)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	349,000	382,155	(b,h)
Frontier Communications Corp.
7.13%	03/15/19	363,000	394,762	(h)
General Motors Co.
4.88%	10/02/23	159,000	172,152	(h)
General Motors Financial Company Inc.
2.63%	07/10/17	171,000	172,713	(h)
3.00%	09/25/17	263,000	267,931	(h)
3.50%	07/10/19	171,000	175,559	(h)
4.38%	09/25/21	438,000	465,195	(h)
Georgia-Pacific LLC
3.60%	03/01/25	425,000	435,673	(b,h)
Gilead Sciences Inc.
4.80%	04/01/44	393,000	452,890	(h)
Glencore Funding LLC
4.13%	05/30/23	388,000	395,136	(b,h)
Grupo Televisa SAB
5.00%	05/13/45	209,000	217,538	(h)
HCA Inc.
4.75%	05/01/23	205,000	212,688	(h)
6.50%	02/15/20	85,000	95,710	(h)
Humana Inc.
3.85%	10/01/24	167,000	174,547	(h)
Huntsman International LLC
4.88%	11/15/20	405,000	405,000	(h)
Hyundai Capital America
2.13%	10/02/17	207,000	209,044	(b,h)
Illinois Tool Works Inc.
3.50%	03/01/24	431,000	457,135	(h)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	299,000	304,015	(h)
Ingles Markets Inc.
5.75%	06/15/23	379,000	392,265	(h)
Intelsat Jackson Holdings S.A.
5.50%	08/01/23	424,000	400,150	(h)
International Business Machines Corp.
3.63%	02/12/24	439,000	466,170	(h)
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	133,000	136,124	(b,h)
Invesco Finance PLC
3.13%	11/30/22	460,000	464,716	(h)
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	130,200	(b,h)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2015 (Unaudited)

		Principal Amount	Fair Value
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	$237,000	$239,963	(b,h)
Jefferies Group LLC
5.13%	01/20/23	131,000	135,979	(h)
6.50%	01/20/43	142,000	141,289	(h)
John Deere Capital Corp.
3.35%	06/12/24	292,000	307,966	(h)
JPMorgan Chase & Co.
3.88%	09/10/24	715,000	733,511	(h)
6.10%	10/29/49	510,000	525,300	(h,i)
KB Home
7.00%	12/15/21	424,000	431,420	(h)
Kerr-McGee Corp.
6.95%	07/01/24	135,000	168,940	(h)
Keysight Technologies Inc.
4.55%	10/30/24	425,000	428,241	(b,h)
KFW
4.50%	07/16/18	169,000	187,218	(h)
Kilroy Realty LP
4.25%	08/15/29	211,000	219,904	(h)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	353,000	346,076	(h)
4.30%	05/01/24	333,000	339,022	(h)
Kinder Morgan Inc.
3.05%	12/01/19	211,000	213,094	(h)
5.55%	06/01/45	128,000	134,958	(h)
Kinross Gold Corp.
5.95%	03/15/24	215,000	199,105	(h)
6.88%	09/01/41	30,000	27,024	(h)
Korea National Oil Corp.
2.88%	11/09/15	358,000	362,016	(b,h)
L-3 Communications Corp.
1.50%	05/28/17	167,000	165,954	(h)
Lamar Media Corp.
5.00%	05/01/23	252,000	257,670	(h)
Lear Corp.
5.25%	01/15/25	265,000	270,300	(h)
Lennar Corp.
4.50%	11/15/19	262,000	269,205	(h)
Liberty Mutual Group Inc.
4.25%	06/15/23	437,000	465,463	(b,h)
Lockheed Martin Corp.
3.80%	03/01/45	213,000	211,733
LyondellBasell Industries N.V.
4.63%	02/26/55	85,000	84,639
Macy’s Retail Holdings Inc.
4.50%	12/15/34	428,000	453,001	(h)
Manufacturers & Traders Trust Co.
2.90%	02/06/25	345,000	342,095	(h)
Marathon Petroleum Corp.
3.63%	09/15/24	425,000	429,844	(h)

		Principal Amount	Fair Value
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.88%	12/01/24	$175,000	$178,920	(h)
5.50%	02/15/23	349,000	358,597	(h)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	425,000	436,285	(h)
Mattel Inc.
2.35%	05/06/19	475,000	473,769	(h)
Medtronic Inc.
2.50%	03/15/20	128,000	130,834	(b)
3.50%	03/15/25	377,000	394,112	(b)
4.63%	03/15/45	215,000	243,696	(b)
MEG Energy Corp.
6.50%	03/15/21	254,000	234,950	(b,h)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	166,143	(h)
Merck & Company Inc.
2.75%	02/10/25	425,000	424,656
MetLife Inc.
4.05%	03/01/45	214,000	221,622
4.72%	12/15/44	170,000	192,906	(h)
MGM Resorts International
5.25%	03/31/20	438,000	444,526	(h)
Microsoft Corp.
4.00%	02/12/55	225,000	224,619
Mizuho Bank Ltd.
2.45%	04/16/19	523,000	529,814	(b,h)
Monsanto Co.
3.38%	07/15/24	208,000	216,227	(h)
4.70%	07/15/64	123,000	133,846	(h)
Morgan Stanley
2.65%	01/27/20	90,000	91,253
3.70%	10/23/24	212,000	221,027
4.10%	05/22/23	826,000	859,627	(h)
4.88%	11/01/22	406,000	443,418	(h)
5.00%	11/24/25	171,000	188,896	(h)
Motorola Solutions Inc.
4.00%	09/01/24	206,000	212,864	(h)
National Agricultural Cooperative Federation
4.25%	01/28/16	256,000	262,304	(b,h)
National Retail Properties Inc.
3.90%	06/15/24	108,000	112,055	(h)
NCL Corporation Ltd.
5.00%	02/15/18	227,000	231,540	(h)
Newfield Exploration Co.
5.63%	07/01/24	779,000	810,160	(h)
5.75%	01/30/22	630,000	656,775	(h)
Newmont Mining Corp.
4.88%	03/15/42	163,000	145,036	(h)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2015 (Unaudited)

		Principal Amount	Fair Value
Nexen Energy ULC
6.40%	05/15/37	$232,000	$293,763	(h)
Noble Energy Inc.
3.90%	11/15/24	256,000	260,440
Northrop Grumman Corp.
3.85%	04/15/45	128,000	126,001
NRG Energy Inc.
6.25%	07/15/22	227,000	233,243
Omnicom Group Inc.
3.63%	05/01/22	187,000	196,104	(h)
ONEOK Partners LP
4.90%	03/15/25	128,000	129,513
Oracle Corp.
2.25%	10/08/19	610,000	622,047	(h)
Owens & Minor Inc.
3.88%	09/15/21	350,000	366,127	(h)
Owens-Brockway Glass Container Inc.
5.38%	01/15/25	87,000	89,501	(b)
Pacific Gas & Electric Co.
3.40%	08/15/24	640,000	667,156	(h)
PacifiCorp
6.25%	10/15/37	258,000	354,621	(h)
People’s United Bank NA
4.00%	07/15/24	488,000	500,682	(h)
PepsiCo Inc.
4.25%	10/22/44	127,000	135,410
Perrigo Company PLC
2.30%	11/08/18	443,000	447,097	(h)
Perrigo Finance PLC
4.90%	12/15/44	200,000	214,328
Petrobras Global Finance BV
3.50%	02/06/17	314,000	293,857	(h)
3.88%	01/27/16	187,000	183,425	(h)
6.25%	03/17/24	105,000	98,994
Petroleos Mexicanos
3.50%	01/30/23	278,000	271,467	(h)
Philip Morris International Inc.
4.13%	03/04/43	214,000	219,256	(h)
Phillips 66 Partners LP
2.65%	02/15/20	128,000	128,539
3.61%	02/15/25	139,000	139,234
Pitney Bowes Inc.
4.63%	03/15/24	411,000	431,119	(h)
PNC Bank NA
2.40%	10/18/19	441,000	449,438	(h)
Prudential Financial Inc.
5.63%	06/15/43	260,000	275,600	(h,i)
Quest Diagnostics Inc.
4.70%	03/30/45	128,000	130,707
Range Resources Corp.
5.75%	06/01/21	268,000	279,977	(h)

		Principal Amount	Fair Value
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%	10/01/22	$455,000	$473,200	(h)
Revlon Consumer Products Corp.
5.75%	02/15/21	1,055,000	1,089,287	(h)
Roche Holdings Inc.
2.25%	09/30/19	91,000	92,332	(b,h)
3.35%	09/30/24	455,000	477,166	(b,h)
Rowan Companies Inc.
5.85%	01/15/44	86,000	74,110	(h)
Royal Bank of Canada
1.20%	09/19/17	717,000	717,361	(h)
Ryder System Inc.
2.45%	09/03/19	345,000	345,606	(h)
Sabine Pass Liquefaction LLC
5.63%	02/01/21	263,000	264,725	(h)
Santander Bank NA
2.00%	01/12/18	520,000	522,244
Schaeffler Holding Finance BV (6.25% Cash/7.00% PIK)
6.25%	11/15/19	230,000	243,225	(b,n)
Schaeffler Holding Finance BV (6.75% Cash/7.50% PIK)
6.75%	11/15/22	260,000	280,800	(b,n)
Scripps Networks Interactive Inc.
2.75%	11/15/19	215,000	216,818
Seagate HDD Cayman
4.75%	01/01/25	321,000	332,393	(b,h)
Sealed Air Corp.
4.88%	12/01/22	87,000	88,740	(b)
5.13%	12/01/24	87,000	90,045	(b)
Sinclair Television Group Inc.
5.38%	04/01/21	196,000	201,145
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	335,000	330,527	(b,h)
Southern California Edison Co.
2.40%	02/01/22	170,000	170,307
Spectra Energy Partners LP
4.75%	03/15/24	419,000	460,133	(h)
Sprint Corp.
7.25%	09/15/21	242,000	243,210
7.63%	02/15/25	100,000	99,500
Sysco Corp.
2.35%	10/02/19	425,000	434,828	(h)
3.50%	10/02/24	300,000	311,314	(h)
T-Mobile USA Inc.
6.25%	04/01/21	100,000	104,000	(h)
Talisman Energy Inc.
6.25%	02/01/38	175,000	189,219	(h)
Tampa Electric Co.
4.35%	05/15/44	209,000	233,546	(h)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2015 (Unaudited)

		Principal Amount	Fair Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%	11/15/19	$435,000	$432,825	(b)
Target Corp.
3.50%	07/01/24	479,000	508,546	(h)
TD Ameritrade Holding Corp.
2.95%	04/01/22	211,000	214,532
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	425,000	479,791	(b,h)
Teck Resources Ltd.
3.75%	02/01/23	161,000	150,786	(h)
5.40%	02/01/43	128,000	115,456	(h)
Telecom Italia S.p.A.
5.30%	05/30/24	450,000	471,375	(b,h)
Tenet Healthcare Corp.
4.75%	06/01/20	160,000	162,150	(h)
6.00%	10/01/20	424,000	449,440	(h)
The Allstate Corp.
5.75%	08/15/53	240,000	261,300	(h,i)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	400,000	403,061	(b,h)
The Boeing Co.
2.85%	10/30/24	224,000	229,933	(h)
The Dow Chemical Co.
3.50%	10/01/24	279,000	283,324	(h)
4.25%	10/01/34	430,000	437,405	(h)
The Goldman Sachs Group Inc.
2.38%	01/22/18	335,000	341,844	(h)
2.60%	04/23/20	425,000	429,522	(h)
2.63%	01/31/19	140,000	143,033	(h)
2.90%	07/19/18	296,000	305,920	(h)
3.50%	01/23/25	215,000	218,774
4.00%	03/03/24	442,000	467,129	(h)
4.80%	07/08/44	250,000	277,647	(h)
The Korea Development Bank
3.25%	03/09/16	223,000	227,460	(h)
4.00%	09/09/16	245,000	255,008	(h)
The Kroger Co.
2.95%	11/01/21	299,000	304,819	(h)
The Progressive Corp.
3.70%	01/26/45	215,000	213,901
The Williams Companies Inc.
4.55%	06/24/24	135,000	130,749	(h)
5.75%	06/24/44	421,000	393,475	(h)
8.75%	03/15/32	168,000	201,059	(h)
TIAA Asset Management Finance Company LLC
4.13%	11/01/24	425,000	448,586	(b)
Time Inc.
5.75%	04/15/22	443,000	433,032	(b,h)
Time Warner Cable Inc.
6.55%	05/01/37	127,000	159,493	(h)

		Principal Amount	Fair Value
Time Warner Inc.
5.35%	12/15/43	$361,000	$421,245	(h)
Tops Holding Corp./Tops Markets LLC
8.88%	12/15/17	850,000	894,625	(h)
Tyco Electronics Group S.A.
2.35%	08/01/19	421,000	425,484	(h)
Tyson Foods Inc.
2.65%	08/15/19	210,000	215,029	(h)
3.95%	08/15/24	140,000	147,908	(h)
5.15%	08/15/44	140,000	162,938	(h)
U.S. Bancorp
3.44%	02/01/16	648,000	660,999	(h)
Ultra Petroleum Corp.
6.13%	10/01/24	437,000	374,727	(b,h)
United Rentals North America Inc.
5.75%	07/15/18	408,000	425,340	(h)
6.13%	06/15/23	345,000	365,269	(h)
US Bank NA
2.80%	01/27/25	315,000	314,745
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	137,000	142,309	(b,h)
Verizon Communications Inc.
1.35%	06/09/17	593,000	593,389	(h)
3.50%	11/01/24	427,000	436,977
4.15%	03/15/24	426,000	457,617
4.40%	11/01/34	213,000	216,973
4.67%	03/15/55	150,000	146,901	(b)
5.05%	03/15/34	131,000	142,245	(h)
5.15%	09/15/23	463,000	530,822	(h)
6.55%	09/15/43	16,000	20,835	(h)
Viasystems Inc.
7.88%	05/01/19	190,000	199,975	(b,h)
Volkswagen Group of America Finance LLC
2.13%	05/23/19	493,000	496,093	(b,h)
2.45%	11/20/19	205,000	209,601	(b)
W.R. Grace & Co.
5.63%	10/01/24	438,000	467,565	(b,h)
Wal-Mart Stores Inc.
3.30%	04/22/24	132,000	139,552	(h)
Weatherford International Ltd.
6.75%	09/15/40	107,000	100,369	(h)
Wells Fargo & Co.
3.00%	02/19/25	641,000	643,756
4.10%	06/03/26	235,000	247,941	(h)
5.88%	12/29/49	297,000	314,137	(i)
5.90%	12/29/49	281,000	292,591	(h,i)
Williams Partners LP
5.40%	03/04/44	43,000	43,134
Windstream Corp.
6.38%	08/01/23	409,000	367,077	(h)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2015 (Unaudited)

		Principal Amount	Fair Value
WPP Finance 2010
3.75%	09/19/24	$425,000	$443,607	(h)
WPX Energy Inc.
5.25%	01/15/17	408,000	410,040	(h)
XLIT Ltd.
5.25%	12/15/43	296,000	343,793	(h)
Yamana Gold Inc.
4.95%	07/15/24	176,000	173,045
Zimmer Holdings Inc.
3.55%	04/01/25	213,000	217,418
			108,841,545

Non-Agency Collateralized Mortgage Obligations — 7.0%

American Tower Trust I (REIT)
1.55%	03/15/43	644,000	642,718	(b)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	1,050,000	1,110,668
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	905,000	943,103	(i)
Banc of America Commercial Mortgage Trust 2007-4
5.75%	02/10/51	67,863	73,724	(i)
Banc of America Commercial Mortgage Trust 2008-1
6.21%	02/10/51	149,243	164,203	(i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.43%	11/10/42	152,241	152,090	(i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.18%	09/10/47	356,270	360,336	(i)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.18%	08/15/46	168,401	187,347	(b,i)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.58%	04/12/38	220,000	228,557	(i)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	190,000	208,998	(i)
Citigroup Commercial Mortgage Trust 2014-GC23
4.51%	07/10/47	848,000	809,653	(b,i)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	175,000	196,416	(b,i)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	245,000	274,811	(i)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	413,823	394,247	(b,i)
4.72%	08/10/47	210,000	223,728	(i)

		Principal Amount	Fair Value
COMM 2014-CR20 Mortgage Trust
4.51%	11/10/47	$208,404	$219,020	(i)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	418,316	444,954
Core Industrial Trust 2015-CALW
3.25%	02/10/34	381,065	392,480	(c)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.47%	02/15/39	740,000	764,853	(i)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.18%	10/25/35	59,136	—	(**,i,p)
GS Mortgage Securities Corp. II 2012-GCJ9
2.35%	11/10/45	968,521	111,286	(g,i)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	280,000	299,176	(b)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	420,000	429,903
5.31%	08/10/44	100,000	112,602	(b,i)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	220,000	241,192
GS Mortgage Securities Trust 2014-GC24
4.53%	09/10/47	763,000	709,968	(b,i)
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	430,000	437,553	(b)
GS Mortgage Securities Trust 2015-GC28
1.18%	02/10/48	2,868,323	224,177	(g,i)
4.33%	02/10/48	285,349	289,097
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.89%	12/15/47	1,253,526	114,417	(g,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	380,000	399,116
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	287,203	303,289
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	125,000	136,024	(i)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.08%	11/15/45	170,000	188,546	(i)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2015 (Unaudited)

		Principal Amount	Fair Value
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	$317,000	$345,785	(i)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	210,000	226,698	(i)
LB-UBS Commercial Mortgage Trust 2004-C8
0.58%	12/15/39	207,746	855	(b,g,i)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	84,758	84,806
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	433,767	440,068
LB-UBS Commercial Mortgage Trust 2006-C4
5.82%	06/15/38	200,478	208,867	(i)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	465,000	503,378	(i)
6.11%	07/15/40	530,000	571,794	(b)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	32,042	2,143	(g)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	1,029,000	1,086,420	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	396,000	406,970	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	210,349	180,914	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	251,885	213,237	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.43%	02/15/48	3,255,887	319,946	(g,i)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.00%	03/15/48	3,916,759	284,306	(g,i)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	109,842	109,777	(i)
Morgan Stanley Capital I Trust 2006-IQ11
5.65%	10/15/42	270,000	264,747	(i)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	350,000	354,793	(i)
5.27%	10/12/52	150,000	153,827	(i)

		Principal Amount	Fair Value
Morgan Stanley Capital I Trust 2006-T23
5.88%	08/12/41	$161,984	$169,450		(i)
Morgan Stanley Capital I Trust 2007-IQ16
6.08%	12/12/49	190,000	206,682		(i)
Morgan Stanley Capital I Trust 2008-T29
6.27%	01/11/43	250,000	279,814		(i)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	190,000	215,085		(b,i)
Wells Fargo Commercial Mortgage Trust 2014-LC18
3.96%	12/15/47	428,653	379,821		(b,i)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.43%	02/15/48	3,319,736	323,100		(g,i)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	113,914	5,692
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	240,000	264,198
5.13%	12/15/46	175,000	178,377		(b,i)
WFRBS Commercial Mortgage Trust 2014-C19
4.72%	03/15/47	300,000	333,203	(i)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	254,088	229,259		(b,i)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	544,000	601,466		(i)
4.59%	03/15/47	382,422	365,294		(b,i)
			21,099,024

Sovereign Bonds — 1.1%
Government of Colombia
2.63%	03/15/23	327,000	307,380
5.63%	02/26/44	143,000	159,803		(h)
Government of Mexico
3.60%	01/30/25	336,000	344,820
4.00%	10/02/23	214,000	226,412		(h)
4.60%	01/23/46	310,000	316,975
4.75%	03/08/44	466,000	489,300		(h)
Government of Panama
4.00%	09/22/24	203,000	212,642		(h)
Government of Peru
5.63%	11/18/50	69,000	84,353
Government of Philippines
3.95%	01/20/40	200,000	212,250
4.20%	01/21/24	200,000	224,000		(h)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2015 (Unaudited)

		Principal Amount	Fair Value
Government of Turkey
3.25%	03/23/23	$296,000	$279,983	(h)
4.88%	04/16/43	211,000	208,363
6.63%	02/17/45	147,000	181,868	(h)
			3,248,149

Municipal Bonds and Notes — 0.7%
American Municipal Power Inc.
6.27%	02/15/50	295,000	384,765
Municipal Electric Authority of Georgia
6.64%	04/01/57	336,000	448,520
Port Authority of New York & New Jersey
4.46%	10/01/62	525,000	573,694
South Carolina State Public Service Authority
6.45%	01/01/50	235,000	320,220
State of California
5.70%	11/01/21	290,000	342,789
State of Illinois
5.10%	06/01/33	130,000	131,495
			2,201,483

FNMA (TBA) — 0.0%*
Lehman TBA
5.50%	TBA	243,286	35,276	(l,o)

Total Bonds and Notes (Cost $293,499,892)			300,133,005

		Number of Shares	Fair Value
Domestic Equity — 0.1%

Preferred Stock — 0.1%

Wells Fargo & Co.
(Cost $326,100)		13,044	345,927

Total Investments in Securities (Cost $293,825,992)			300,478,932

Short-Term Investments — 4.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class 0.00% (Cost $13,477,715)			13,477,715	(d,m)

Total Investments (Cost $307,303,707)			313,956,647

Liabilities in Excess of Other Assets, net — (4.1)%			(12,278,695)

NET ASSETS — 100.0%			$301,677,952

Other Information:

The Fund had the following long futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2015	22	$3,737,250	$(5,801)
2 Yr. U.S. Treasury Notes Futures	June 2015	47	10,300,344	25,391

				$19,590

The Fund had the following short futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
5 Yr. U.S. Treasury Notes Futures	June 2015	256	$(30,774,000)	$(39,247)
10 Yr. U.S. Treasury Notes Futures	June 2015	284	(36,609,375)	(189,757)

				$(229,004)

				$(209,414)

See Notes to Schedules of Investments and Notes to Financial Statements.

Notes to Schedules of Investments	March 31, 2015 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to $24,265,034 and $29,755,625 or 2.97% and 9.86% of the net assets of the GE Institutional Strategic Investment Fund and GE Institutional Income Fund, respectively. These securities have been determined to be liquid using procedures established by the Funds’ Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At March 31, 2015, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.
(i)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015.

(j)	Step coupon bond.

(k)	General Electric Co. is the parent company of GEAM, the Fund’s investment adviser.

(l)	Security is in default.

(m)	Sponsored by SSGA Funds Management, Inc., the S&P 500 Index Fund’s sub-advisor and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(n)	Represents a payment-in-kind (“PIK”) security which may pay all or a portion of interest in additional par.

(o)	Security is fair valued by GEAM’s Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

†	Percentages are based on net assets as of March 31, 2015.

*	Less than 0.05%.

**	Amount is less than $0.50.

***	Less than 0.005%.

Abbreviations:

ADR	— American Depositary Receipt

GDR	— Global Depositary Receipt

NVDR	— Non-Voting Depositary Receipt

REIT	— Real Estate Investment Trust

REMIC	— Real Estate Mortgage Investment Conduit

SPDR	— Standard and Poor’s Depositary Receipt

STRIPS	— Separate Trading of Registered Interest and Principal of Security

TBA	— To Be Announced

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	U.S. Equity Fund
	Investment Class												Service Class
	3/31/15†		9/30/14		9/30/13		9/30/12		9/30/11		9/30/10		3/31/15†		9/30/14		9/30/13		9/30/12		9/30/11		9/30/10
Inception date	—		—		—		—		—		11/25/97		—		—		—		—		—		1/3/01
Net asset value, beginning of period	$17.32		$15.59		$12.90		$10.07		$10.50		$10.18		$17.95		$15.96		$13.12		$10.24		$10.67		$10.24
Income/(loss) from investment operations:
Net investment income	0.11	*	0.22	*	0.22	*	0.16	*	0.13		0.13		0.09	*	0.19	*	0.18	*	0.14	*	0.10	*	0.11	*
Net realized and unrealized gains/(losses) on investments	0.68	*	2.60	*	2.67	*	2.80	*	(0.42)		0.32		0.70	*	2.67	*	2.83	*	2.84	*	(0.41)	*	0.32	*
Total income/(loss) from investment operations	0.79		2.82		2.89		2.96		(0.29)		0.45		0.79		2.86		3.01		2.98		(0.31)		0.43
Less distributions from:
Net investment income	0.25		0.22		0.20		0.13		0.14		0.13		0.21		—		0.17		0.10		0.12		—
Net realized gains	2.17		0.87		—		—		—		—		2.17		0.87		—		—		—		—
Total distributions	2.42		1.09		0.20		0.13		0.14		0.13		2.38		0.87		0.17		0.10		0.12		—
Net asset value, end of period	$15.69		$17.32		$15.59		$12.90		$10.07		$10.50		$16.36		$17.95		$15.96		$13.12		$10.24		$10.67
TOTAL RETURN (a)	4.64%		18.88%		22.76%		29.68%		(2.92)%		4.40%		4.47%		18.55%		23.23%		29.33%		(3.08)%		4.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$703,195		$836,752		$767,603		$658,065		$522,532		$421,381		$127		$117		$84		$3,133		$2,402		$2,682
Ratios to average net assets:
Net expenses	0.37%	**	0.36%	(b)	0.36%	(b)	0.36%	(b)	0.36%	(b)	0.36%	(b)	0.62%	**	0.61%	(b)	0.61%	(b)	0.61%	(b)	0.61%	(b)	0.61%	(b)
Gross expenses	0.37%	**	0.36%		0.36%		0.37%		0.37%		0.37%		0.62%	**	0.61%		0.61%		0.62%		0.62%		0.62%
Net investment income	1.32%	**	1.36%		1.60%		1.39%		1.13%		1.24%		1.09%	**	1.11%		1.33%		1.14%		0.87%		1.11%
Portfolio turnover rate	26%		38%		37%		71%		44%		41%		26%		38%		37%		71%		44%		41%

See Notes to Financial Highlights and Notes to Financial Statements.

S&P 500 Index Fund
Investment Class												Service Class
3/31/15†		9/30/14		9/30/13		9/30/12		9/30/11		9/30/10		3/31/15†		9/30/14		9/30/13		9/30/12		9/30/11		9/30/10
—		—		—		—		—		11/25/97		—		—		—		—		—		9/30/05
$18.84		$16.01		$13.71		$10.91		$10.98		$10.18		$19.20		$16.31		$13.97		$10.86		$10.93		$10.14

0.19	*	0.32	*	0.30	*	0.26	*	0.23	*	0.21	*	0.17	*	0.28	*	0.27	*	0.22	*	0.20	*	0.17	*
0.88	*	2.76	*	2.27	*	2.95	*	(0.09)	*	0.80	*	0.91	*	2.83	*	2.31	*	2.98	*	(0.09)	*	0.80	*
1.07		3.08		2.57		3.21		0.14		1.01		1.08		3.11		2.58		3.20		0.11		0.97

0.39		0.25		0.27		0.41		0.21		0.21		0.35		0.22		0.24		0.09		0.18		0.18
—		—		—		—		—		—		—		—		—		—		—		—
0.39		0.25		0.27		0.41		0.21		0.21		0.35		0.22		0.24		0.09		0.18		0.18
$19.52		$18.84		$16.01		$13.71		$10.91		$10.98		$19.93		$19.20		$16.31		$13.97		$10.86		$10.93
5.71%		19.54%		19.11%		30.07%		1.07%		9.96%		5.62%		19.28%		18.81%		29.65%		0.88%		9.60%

$21,335		$32,326		$42,753		$31,997		$25,664		$36,361		$7,558		$7,150		$5,922		$4,496		$1,742		$30,146

0.16%	**	0.19%	(b)	0.15%	(b)	0.15%	(b)	0.15%	(b)	0.15%	(b)	0.41%	**	0.44%	(b)	0.40%	(b)	0.40%	(b)	0.36%	(b)	0.40%	(b)
0.16%	**	0.19%		0.15%		0.16%		0.16%		0.15%		0.41%	**	0.44%		0.40%		0.41%		0.40%		0.40%
2.01%	**	1.79%		2.05%		2.03%		1.86%		1.97%		1.73%	**	1.52%		1.80%		1.76%		1.60%		1.67%
5%		16%		2%		11%		4%		13%		5%		16%		2%		11%		4%		13%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	U.S. Large-Cap Core Equity Fund
	Investment Class												Service Class
	3/31/15†		9/30/14		9/30/13		9/30/12		9/30/11		9/30/10		3/31/15†		9/30/14		9/30/13		9/30/12		9/30/11		9/30/10
Inception date	—		—		—		—		—		2/2/00		—		—		—		—		—		9/30/05
Net asset value, beginning of period	$11.15		$11.64		$10.94		$8.76		$9.11		$8.68		$11.06		$11.56		$10.87		$8.71		$9.06		$8.65
Income/(loss) from investment operations:
Net investment income	0.07		0.17		0.21		0.18		0.16	*	0.17		0.05		0.13		0.17		0.17		0.14	*	0.15	*
Net realized and unrealized gains/(losses) on investments	0.31		1.73		1.94		2.25		(0.35)	*	0.40		0.31		1.73		1.94		2.22		(0.35)	*	0.40	*
Total income/(loss) from investment operations	0.38		1.90		2.15		2.43		(0.19)		0.57		0.36		1.86		2.11		2.39		(0.21)		0.55
Less distributions from:
Net investment income	0.16		0.15		0.25		0.14		0.16		0.14		0.13		0.12		0.22		0.12		0.14		0.14
Net realized gains	1.70		2.24		1.20		0.11		—		—		1.70		2.24		1.20		0.11		—		—
Total distributions	1.86		2.39		1.45		0.25		0.16		0.14		1.83		2.36		1.42		0.23		0.14		0.14
Net asset value, end of period	$9.67		$11.15		$11.64		$10.94		$8.76		$9.11		$9.59		$11.06		$11.56		$10.87		$8.71		$9.06
TOTAL RETURN (a)	3.46%		18.60%		22.84%		28.27%		(2.32)%		6.64%		3.32%		18.32%		22.56%		27.88%		(2.54)%		6.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$96,682		$95,740		$90,668		$185,990		$159,556		$121,524		$4,508		$4,391		$3,583		$3,191		$2,769		$2,549
Ratios to average net assets:
Net expenses	0.41%	**	0.43%	(b)	0.43%	(b)	0.39%	(b)	0.39%	(b)	0.41%	(b)	0.66%	**	0.68%	(b)	0.68%	(b)	0.64%	(b)	0.64%	(b)	0.66%	(b)
Gross expenses	0.41%	**	0.43%		0.43%		0.39%		0.40%		0.41%		0.66%	**	0.68%		0.68%		0.64%		0.65%		0.66%
Net investment income	1.40%	**	1.46%		1.78%		1.80%		1.63%		1.91%		1.15%	**	1.21%		1.44%		1.55%		1.37%		1.72%
Portfolio turnover rate	31%		45%		44%		83%		44%		56%		31%		45%		44%		83%		44%		56%

See Notes to Financial Highlights and Notes to Financial Statements.

Premier Growth Equity Fund
Investment Class												Service Class
3/31/15†		9/30/14		9/30/13		9/30/12		9/30/11		9/30/10		3/31/15†		9/30/14		9/30/13		9/30/12		9/30/11		9/30/10
—		—		—		—		—		10/29/99		—		—		—		—		—		1/3/01
$14.96		$12.92		$10.83		$8.05		$8.03		$7.60		$14.82		$12.80		$10.74		$7.98		$7.95		$7.53

0.08	*	0.13	*	0.14	*	0.10	*	0.06		0.04	*	0.05	*	0.10	*	0.11	*	0.07	*	0.04	*	0.02	*
1.10	*	2.38	*	2.09	*	2.77	*	(0.01)		0.44	*	1.09	*	2.36	*	2.07	*	2.76	*	(0.01)	*	0.45	*
1.18		2.51		2.23		2.87		0.05		0.48		1.14		2.46		2.18		2.83		0.03		0.47

0.13		0.11		0.14		0.09		0.03		0.05		0.09		0.08		0.12		0.07		—		0.05
1.24		0.36		—		—		—		—		1.24		0.36		—		—		—		—
1.37		0.47		0.14		0.09		0.03		0.05		1.33		0.44		0.12		0.07		—		0.05
$14.77		$14.96		$12.92		$10.83		$8.05		$8.03		$14.63		$14.82		$12.80		$10.74		$7.98		$7.95
8.02%		19.80%		20.85%		35.95%		0.64%		6.39%		7.78%		19.56%		20.49%		35.65%		0.38%		6.20%

$370,941		$428,536		$369,286		$257,923		$221,273		$246,218		$4,253		$3,836		$3,216		$2,148		$1,692		$3,157

0.38%	**	0.37%	(b)	0.38%	(b)	0.38%	(b)	0.38%	(b)	0.38%	(b)	0.63%	**	0.62%	(b)	0.63%	(b)	0.63%	(b)	0.63%	(b)	0.63%	(b)
0.38%	**	0.37%		0.38%		0.38%		0.38%		0.38%		0.63%	**	0.62%		0.63%		0.63%		0.63%		0.63%
1.04%	**	0.94%		1.20%		0.98%		0.66%		0.55%		0.74%	**	0.69%		0.93%		0.73%		0.41%		0.30%
12%		21%		25%		15%		26%		21%		12%		21%		25%		15%		26%		21%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Small-Cap Equity Fund
	Investment Class												Service Class
	3/31/15†		9/30/14		9/30/13		9/30/12		9/30/11		9/30/10		3/31/15†		9/30/14		9/30/13		9/30/12		9/30/11		9/30/10
Inception date	—		—		—		—		—		8/3/98		—		—		—		—		—		9/30/05
Net asset value, beginning of period	$19.32		$20.19		$16.80		$13.05		$12.61		$11.11		$19.37		$20.27		$16.87		$13.11		$12.69		$11.17
Income/(loss) from investment operations:
Net investment income (loss)	0.03	*	0.01	*	0.07	*	0.04		0.05		0.03		0.01	*	(0.04)	*	0.02	*	0.00	(c)	0.01	*	—
Net realized and unrealized gains/(losses) on investments	1.96	*	1.12	*	4.69	*	3.86		0.40		1.51		1.97	*	1.12	*	4.72	*	3.87		0.41	*	1.52	*
Total income from investment operations	1.99		1.13		4.76		3.90		0.45		1.54		1.98		1.08		4.74		3.87		0.42		1.52
Less distributions from:
Net investment income	0.02		0.02		0.07		0.06		0.01		0.04		—		—		0.04		0.02		—		0.00	(c)
Net realized gains	2.07		1.98		1.30		0.09		—		—		2.07		1.98		1.30		0.09		—		—
Total distributions	2.09		2.00		1.37		0.15		0.01		0.04		2.07		1.98		1.34		0.11		0.00	(c)	0.00	(c)
Net asset value, end of period	$19.22		$19.32		$20.19		$16.80		$13.05		$12.61		$19.28		$19.37		$20.27		$16.87		$13.11		$12.69
TOTAL RETURN (a)	10.87%		5.61%		30.57%		30.03%		3.53%		13.91%		10.77%		5.32%		30.26%		29.63%		3.31%		13.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,346,164		$1,264,304		$1,249,146		$966,702		$759,833		$722,935		$301		$71		$87		$44		$32		$28
Ratios to average net assets:
Net expenses	0.89%	**	0.88%	(b)	0.88%	(b)	0.89%	(b)	0.89%	(b)	0.89%	(b)	1.14%	**	1.13%	(b)	1.13%	(b)	1.14%	(b)	1.13%	(b)	1.14%	(b)
Gross expenses	0.89%	**	0.88%		0.89%		0.90%		0.89%		0.91%		1.14%	**	1.13%		1.14%		1.15%		1.14%		1.16%
Net investment income	0.28%	**	0.07%		0.37%		0.27%		0.31%		0.24%		0.08%	**	(0.19)%		0.09%		0.04%		0.07%		(0.01)%
Portfolio turnover rate	20%		37%		37%		36%		46%		46%		20%		37%		37%		36%		46%		46%

See Notes to Financial Highlights and Notes to Financial Statements.

International Equity Fund
Investment Class												Service Class
3/31/15†		9/30/14		9/30/13		9/30/12		9/30/11		9/30/10		3/31/15†		9/30/14		9/30/13		9/30/12		9/30/11		9/30/10
—		—		—		—		—		11/25/97		—		—		—		—		—		1/3/01
$12.72		$12.71		$10.68		$9.25		$10.90		$10.90		$12.62		$12.61		$10.59		$9.17		$10.80		$10.83

0.04	*	0.30	*	0.18	*	0.20	*	0.23		0.20	*	0.02	*	0.26	*	0.15	*	0.14	*	0.19		0.17	*
0.45	*	(0.08)	*	2.09	*	1.47	*	(1.70)		0.01	*	0.46	*	(0.08)	*	2.07	*	1.49	*	(1.68)		0.00	*
0.49		0.22		2.27		1.67		(1.47)		0.21		0.48		0.18		2.22		1.63		(1.49)		0.17

0.34		0.21		0.24		0.24		0.18		0.21		0.31		0.17		0.20		0.21		0.14		0.20
—		—		—		—		—		—		—		—		—		—		—		—
0.34		0.21		0.24		0.24		0.18		0.21		0.31		0.17		0.20		0.21		0.14		0.20
$12.87		$12.72		$12.71		$10.68		$9.25		$10.90		$12.79		$12.62		$12.61		$10.59		$9.17		$10.80
4.00%		1.69%		21.57%		18.43%		(13.83)%		1.93%		3.91%		1.42%		21.19%		18.11%		(14.01)%		1.57%

$1,520,617		$1,724,647		$1,836,243		$1,984,087		$1,876,948		$2,289,643		$41,223		$92,749		$101,204		$119,576		$344,024		$486,064

0.56%	**	0.56%	(b)	0.56%	(b)	0.56%	(b)	0.55%	(b)	0.56%	(b)	0.81%	**	0.81%	(b)	0.81%	(b)	0.81%	(b)	0.80%	(b)	0.81%	(b)
0.56%	**	0.56%		0.56%		0.56%		0.56%		0.56%		0.81%	**	0.81%		0.81%		0.81%		0.81%		0.81%
0.69%	**	2.29%		1.57%		2.03%		1.95%		1.85%		0.33%	**	2.03%		1.31%		1.39%		1.68%		1.64%
14%		39%		47%		50%		41%		49%		14%		39%		47%		50%		41%		49%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Strategic Investment Fund
	Investment Class												Service Class
	3/31/15†		9/30/14		9/30/13		9/30/12		9/30/11		9/30/10		3/31/15†		9/30/14		9/30/13		9/30/12		9/30/11		9/30/10
Inception date	—		—		—		—		—		10/29/99		—		—		—		—		—		9/30/05
Net asset value, beginning of period	$13.54		$13.09		$11.88		$10.23		$10.71		$10.18		$13.44		$12.99		$11.80		$10.17		$10.58		$10.12
Income/(loss) from investment operations:
Net investment income	0.09	*	0.25	*	0.22	*	0.22	*	0.22		0.18		0.07	*	0.21	*	0.18	*	0.18	*	0.19	*	0.11	*
Net realized and unrealized gains/(losses) on investments	0.40	*	0.90	*	1.22	*	1.66	*	(0.51)		0.52		0.40	*	0.90	*	1.21	*	1.66	*	(0.50)	*	0.50	*
Total income/(loss) from investment operations	0.49		1.15		1.44		1.88		(0.29)		0.70		0.47		1.11		1.39		1.84		(0.31)		0.61
Less distributions from:
Net investment income	0.25		0.22		0.23		0.23		0.19		0.17		0.22		0.18		0.20		0.21		0.10		0.15
Net realized gains	1.10		0.48		—		—		—		—		1.10		0.48		—		—		—		—
Total distributions	1.35		0.70		0.23		0.23		0.19		0.17		1.32		0.66		0.20		0.21		0.10		0.15
Net asset value, end of period	$12.68		$13.54		$13.09		$11.88		$10.23		$10.71		$12.59		$13.44		$12.99		$11.80		$10.17		$10.58
TOTAL RETURN (a)	3.85%		8.98%		12.34%		18.67%		(2.85)%		6.89%		3.70%		8.79%		11.98%		18.39%		(3.04)%		6.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$817,653		$835,338		$827,998		$742,918		$629,230		$659,553		$64		$62		$57		$61		$34		$37
Ratios to average net assets:
Net expenses	0.36%	**	0.35%	(b)	0.34%	(b)	0.34%	(b)	0.34%	(b)	0.32%	(b)	0.61%	**	0.60%	(b)	0.59%	(b)	0.59%	(b)	0.59%	(b)	0.57%	(b)
Gross expenses	0.36%	**	0.35%		0.36%		0.36%		0.36%		0.36%		0.61%	**	0.60%		0.61%		0.61%		0.61%		0.61%
Net investment income	1.41%	**	1.84%		1.74%		1.93%		1.95%		1.83%		1.16%	**	1.60%		1.48%		1.69%		1.70%		1.17%
Portfolio turnover rate	75%		185%		153%		188%		187%		152%		75%		185%		153%		188%		187%		152%

See Notes to Financial Highlights and Notes to Financial Statements.

Income Fund
Investment Class												Service Class
3/31/15†		9/30/14		9/30/13		9/30/12		9/30/11		9/30/10		3/31/15†		9/30/14		9/30/13		9/30/12		9/30/11		9/30/10
—		—		—		—		—		11/21/97		—		—		—		—		—		9/30/05
$9.51		$9.34		$10.01		$9.73		$9.51		$9.06		$9.72		$9.55		$10.23		$9.94		$9.70		$9.25

0.11		0.26		0.21		0.25		0.34		0.35		0.11		0.24		0.19		0.24		0.32		0.32	*
0.21		0.17		(0.32)		0.44		0.22		0.47		0.21		0.17		(0.33)		0.44		0.24		0.49	*
0.32		0.43		(0.11)		0.69		0.56		0.82		0.32		0.41		(0.14)		0.68		0.56		0.81

0.12		0.26		0.21		0.26		0.34		0.37		0.11		0.24		0.19		0.24		0.32		0.36
—		—		0.35		0.15		—		—		—		—		0.35		0.15		—		—
0.12		0.26		0.56		0.41		0.34		0.37		0.11		0.24		0.54		0.39		0.32		0.36
$9.71		$9.51		$9.34		$10.01		$9.73		$9.51		$9.93		$9.72		$9.55		$10.23		$9.94		$9.70
3.40%		4.61%		(1.13)%		7.28%		6.01%		9.24%		3.33%		4.32%		(1.40)%		7.02%		5.91%		8.87%

$301,347		$322,946		$341,603		$372,643		$375,669		$397,055		$331		$327		$316		$320		$306		$268

0.23%	**	0.23%	(b)	0.21%	(b)	0.21%	(b)	0.20%	(b)	0.18%	(b)	0.48%	**	0.48%	(b)	0.46%	(b)	0.46%	(b)	0.45%	(b)	0.44%	(b)
0.23%	**	0.23%		0.23%		0.23%		0.23%		0.23%		0.48%	**	0.48%		0.48%		0.48%		0.48%		0.48%
2.56%	**	2.73%		2.21%		2.58%		3.59%		3.72%		2.31%	**	2.47%		2.00%		2.33%		3.33%		3.47%
160%		308%		348%		403%		393%		383%		160%		308%		348%		403%		393%		383%

See Notes to Financial Highlights and Notes to Financial Statements.

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.

(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.

(c)	Less than $0.005.

†	Unaudited.

*	Per share values have been calculated using the average share method.

**	Annualized for periods less than one year.

[This page intentionally left blank.]

Statements of Assets and Liabilities March 31, 2015 (Unaudited)	U.S. Equity Fund	S&P 500 Index Fund	U.S. Large-Cap Core Equity Fund

ASSETS
Investments in securities, at Fair Value (cost $555,498,987; $19,996,992; $80,792,636; $274,592,771; $977,083,899; $1,318,830,252; $654,912,678 and $293,825,992, respectively)	$686,687,126	$27,127,490	$98,289,667
Investments in affiliated securities, at Fair Value (cost $0; $321,486; $0; $0; $0; $0; $0 and $0, respectively)	—	374,383	—
Short-term investments, at Amortized Cost	17,011,735	1,306,409	3,143,086
Cash	47,253	75	—
Restricted cash	—	59,800	—
Foreign currency (cost $0; $0; $0; $0; $0; $1,878,195; $94,161 and $0, respectively)	—	—	—
Receivable for investments sold	1,501,027	—	54,615
Income receivables	782,791	34,740	126,334
Receivable for fund shares sold	78,460	2,470	23,774
Variation margin receivable	—	—	—
Other assets	22,884	1,163	6,864
Total assets	706,131,276	28,906,530	101,644,340
LIABILITIES
Payable for investments purchased	2,498,689	—	401,684
Payable for fund shares redeemed	75,821	47	4,053
Payable to GEAM	220,820	3,734	36,668
Variation margin payable	13,640	9,620	11,840
Accrued foreign capital gains tax	—	—	—
Total liabilities	2,808,970	13,401	454,245
NET ASSETS	$703,322,306	$28,893,129	$101,190,095
NET ASSETS CONSIST OF:
Capital paid in	$502,212,391	$35,819,020	$81,678,061
Undistributed (distributions in excess of) net investment income	2,721,975	149,919	416,237
Accumulated net realized gain (loss)	67,205,822	(14,253,970)	1,604,426
Net unrealized appreciation (depreciation) on:
Investments	131,188,139	7,183,395	17,497,031
Futures	(6,021)	(5,235)	(5,660)
Foreign currency related transactions	—	—	—
NET ASSETS	$703,322,306	$28,893,129	$101,190,095

Investment Class:
Net Assets	$703,194,923	$21,335,348	$96,682,373
Shares outstanding ($0.001 par value, unlimited shares authorized)	44,830,724	1,092,885	9,995,368
Net asset value, offering and redemption price per share	$15.69	$19.52	$9.67

Service Class:
Net Assets	$127,383	$7,557,781	$4,507,722
Shares outstanding ($0.001 par value, unlimited shares authorized)	7,787	379,290	469,882
Net asset value, offering and redemption price per share	$16.36	$19.93	$9.59

The accompanying Notes are an integral part of these financial statements.

Premier Growth Equity Fund	Small-Cap Equity Fund	International Equity Fund	Strategic Investment Fund	Income Fund

$364,051,508	$1,276,528,351	$1,482,171,531	$728,230,960	$300,478,932
—	—	—	—	—
11,063,552	68,017,879	67,447,269	114,270,330	13,477,715
—	—	31,694	28,960	11,498
—	1,196,180	3,434,608	293,294	—
—	—	1,877,830	94,122	—
2,295,061	6,139,014	1,917,725	1,690,664	820,444
290,062	1,081,863	6,926,071	2,443,255	1,661,795
50,266	7,073	36,408	14,360	120,312
—	—	105,176	—	—
9,711	38,130	75,592	27,196	13,110
377,760,160	1,353,008,490	1,564,023,904	847,093,141	316,583,806

2,352,890	5,053,220	1,265,055	28,700,977	14,654,300
65,028	448,848	160,690	197,641	62,941
121,525	993,972	758,319	247,060	58,878
27,351	47,492	—	215,545	129,735
—	—	—	14,529	—
2,566,794	6,543,532	2,184,064	29,375,752	14,905,854
$375,193,366	$1,346,464,958	$1,561,839,840	$817,717,389	$301,677,952

$214,185,291	$1,000,394,034	$1,609,118,523	$717,799,745	$293,884,285
817,833	897,091	4,754,110	2,923,373	317,108
70,721,507	45,471,501	(214,990,659)	23,529,270	1,033,033

89,458,737	299,444,452	163,341,279	73,303,752	6,652,940
9,998	257,880	(238,177)	177,513	(209,414)
—	—	(145,236)	(16,264)	—
$375,193,366	$1,346,464,958	$1,561,839,840	$817,717,389	$301,677,952

$370,940,756	$1,346,163,811	$1,520,616,728	$817,653,189	$301,346,663
25,121,921	70,032,604	118,182,388	64,486,336	31,034,015
$14.77	$19.22	$12.87	$12.68	$9.71

$4,252,610	$301,147	$41,223,112	$64,200	$331,289
290,773	15,620	3,222,734	5,100	33,366
$14.63	$19.28	$12.79	$12.59	$9.93

The accompanying Notes are an integral part of these financial statements.

Statements of Operations For the period ended March 31, 2015 (Unaudited)	U.S. Equity Fund	S&P 500 Index Fund	U.S. Large-Cap Core Equity Fund

INVESTMENT INCOME
Income
Dividend	$6,556,077	$373,372	$912,703
Interest	323	22	52
Income from affiliated investments	—	8,403	—
Less: Foreign taxes withheld	(27,572)	(42)	(4,295)
Total income	6,528,828	381,755	908,460
Expenses
Advisory and administration fees	1,389,779	26,514	206,886
Distribution and service:
Service Class	155	9,269	5,564
Trustees’ fees	36,189	1,360	—
Other expenses	1,427	8	—
Total Expenses	1,427,550	37,151	212,450
Net investment income	$5,101,278	$344,604	$696,010
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	$92,911,560	$5,961,401	$2,824,374
Affiliated investments	—	61,369	—
Futures	32,314	98,053	191,949
Foreign currency transactions	(1,631)	—	(42)

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(60,237,863)	(4,112,753)	(282,480)
Futures	(45,883)	5,023	16,041
Foreign currency translations	—	—	—
Net realized and unrealized gain (loss) on investments	32,658,497	2,013,093	2,749,842
Net increase in net assets resulting from operations	$37,759,775	$2,357,697	$3,445,852

*	Includes $53,149,863 of net realized gains from redemptions in-kind.

The accompanying Notes are an integral part of these financial statements.

Premier Growth Equity Fund		Small-Cap Equity Fund	International Equity Fund	Strategic Investment Fund	Income Fund

$2,879,429		$7,603,373	$10,989,028	$3,894,300	$9,539
228		1,023	98	3,511,620	4,546,298
—		—	—	—	—
—		(19,771)	(850,917)	(110,054)	—
2,879,657		7,584,625	10,138,209	7,295,866	4,555,837

750,852		5,685,387	4,541,081	1,462,252	369,915

5,843		135	109,559	78	413
17,886		62,474	—	35,913	6,555
—		—	177	39	193
774,581		5,747,996	4,650,817	1,498,282	377,076
$2,105,076		$1,836,629	$5,487,392	$5,797,584	$4,178,761

$75,499,435	*	$59,626,148	$92,140,394	$30,625,870	$4,251,738
—		—	—	—	—
560,211		1,251,002	1,853,947	(13,122)	(1,422,901)
—		—	(783,958)	(66,396)	—

(46,680,263)		70,744,567	(33,927,057)	(6,092,531)	4,229,487
43,742		1,036,568	(212,348)	1,092,982	(107,771)
—		—	9,175	(2,328)	—
29,423,125		132,658,285	59,080,153	25,544,475	6,950,553
$31,528,201		$134,494,914	$64,567,545	$31,342,059	$11,129,314

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	U.S. Equity Fund

	Six Months Ended March 31, 2015*	Year Ended September 30, 2014

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,101,278	$10,897,882
Net realized gain (loss) on investments, futures and foreign currency transactions	92,942,243	89,852,054
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency translations	(60,283,746)	36,227,769
Net increase (decrease) from operations	37,759,775	136,977,705
Distributions to shareholders from:
Net investment income
Investment Class	(10,530,007)	(10,062,780)
Service Class	(1,455)	—
Net realized gains
Investment Class	(92,508,675)	(40,660,030)
Service Class	(15,079)	(4,598)
Total distributions	(103,055,216)	(50,727,408)
Increase (decrease) in assets from operations and distributions	(65,295,441)	86,250,297
Share transactions:
Proceeds from sale of shares
Investment Class	19,266,897	37,331,758
Service Class	9,130	21,850
Value of distributions reinvested
Investment Class	103,038,406	50,722,685
Service Class	16,458	4,570
Cost of shares redeemed
Investment Class	(190,577,674)	(105,145,486)
Service Class	(3,762)	(3,735)
Net increase (decrease) from share transactions	(68,250,545)	(17,068,358)
Total increase (decrease) in net assets	(133,545,986)	69,181,939

NET ASSETS
Beginning of period	836,868,292	767,686,353
End of period	$703,322,306	$836,868,292
Undistributed (distributions in excess of) net investment income, end of period	$2,721,975	$8,152,159

Changes in Fund Shares
Investment Class
Shares sold	1,181,532	2,287,224
Issued for distributions reinvested	6,600,795	3,257,719
Shares redeemed	(11,260,975)	(6,466,370)
Net increase (decrease) in fund shares	(3,478,648)	(921,427)

Service Class
Shares sold	496	1,200
Issued for distributions reinvested	1,010	282
Shares redeemed	(224)	(217)
Net increase (decrease) in fund shares	1,282	1,265

*	(Unaudited).

**	Includes $53,149,863 of net realized gains from redemptions in-kind.

The accompanying Notes are an integral part of these financial statements.

S&P 500 Index Fund		U.S. Large-Cap Core Equity Fund		Premier Growth Equity Fund

Six Months Ended March 31, 2015*	Year Ended September 30, 2014	Six Months Ended March 31, 2015*	Year Ended September 30, 2014	Six Months Ended March 31, 2015*	Year Ended September 30, 2014

$344,604	$635,359	$696,010	$1,452,604	$2,105,076	$3,829,861
6,120,823	6,565,531	3,016,281	14,884,990	76,059,646 **	35,823,177
(4,107,730)	(785,217)	(266,439)	847,029	(46,636,521)	33,583,042
2,357,697	6,415,673	3,445,852	17,184,623	31,528,201	73,236,080

(530,385)	(671,910)	(1,342,057)	(1,158,271)	(3,720,776)	(3,141,777)
(129,629)	(78,090)	(52,746)	(37,701)	(26,469)	(19,790)

—	—	(14,455,771)	(17,427,031)	(35,918,312)	(10,172,708)
—	—	(683,259)	(706,418)	(346,446)	(89,483)
(660,014)	(750,000)	(16,533,833)	(19,329,421)	(40,012,003)	(13,423,758)
1,697,683	5,665,673	(13,087,981)	(2,144,798)	(8,483,802)	59,812,322

2,941,065	5,428,927	7,498,285	12,935,678	80,948,298	51,707,180
275,647	1,198,547	205,423	480,957	586,028	513,832

430,561	598,623	15,793,694	18,579,989	38,382,651	13,209,115
129,109	77,671	735,986	744,095	372,773	109,227

(15,787,882)	(21,073,881)	(9,849,427)	(24,366,962)	(168,453,948)	(64,960,247)
(268,817)	(1,094,993)	(237,243)	(348,499)	(530,792)	(521,159)
(12,280,317)	(14,865,106)	14,146,718	8,025,258	(48,694,990)	57,948
(10,582,634)	(9,199,433)	1,058,737	5,880,460	(57,178,792)	59,870,270

39,475,763	48,675,196	100,131,358	94,250,898	432,372,158	372,501,888
$28,893,129	$39,475,763	$101,190,095	$100,131,358	$375,193,366	$432,372,158
$149,919	$465,329	$416,237	$1,115,030	$817,833	$2,460,002

152,212	311,440	744,363	1,177,675	5,389,777	3,730,498
22,240	37,673	1,641,756	1,854,290	2,645,255	980,632
(797,561)	(1,303,754)	(975,185)	(2,238,774)	(11,551,492)	(4,662,645)
(623,109)	(954,641)	1,410,934	793,191	(3,516,460)	48,485

13,987	65,846	20,315	44,370	42,473	37,197
6,528	4,786	77,067	74,708	25,923	8,176
(13,591)	(61,315)	(24,428)	(32,171)	(36,492)	(37,770)
6,924	9,317	72,954	86,907	31,904	7,603

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Small-Cap Equity Fund		International Equity Fund

	Six Months Ended March 31, 2015*	Year Ended September 30, 2014	Six Months Ended March 31, 2015*	Year Ended September 30, 2014

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,836,629	$915,309	$5,487,392	$44,081,412
Net realized gain (loss) on investments, futures and foreign currency transactions	60,877,150	141,794,891	93,210,383	148,793,690
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency translations	71,781,135	(72,318,505)	(34,130,230)	(159,201,927)
Net increase (decrease) from operations	134,494,914	70,391,695	64,567,545	33,673,175
Distributions to shareholders from:
Net investment income
Investment Class	(1,374,533)	(1,300,365)	(40,074,208)	(29,089,517)
Service Class	—	—	(2,200,814)	(1,380,383)
Net realized gains
Investment Class	(132,249,163)	(121,161,646)	—	—
Service Class	(7,659)	(8,667)	—	—
Total distributions	(133,631,355)	(122,470,678)	(42,275,022)	(30,469,900)
Increase (decrease) in assets from operations and distributions	863,559	(52,078,983)	22,292,523	3,203,275
Share transactions:
Proceeds from sale of shares
Investment Class	50,049,835	96,764,538	40,722,167	114,344,931
Service Class	217,955	34,178	127,281	245,130
Value of distributions reinvested
Investment Class	133,620,989	122,459,420	39,960,532	29,022,015
Service Class	7,659	8,667	2,200,320	1,380,070
Cost of shares redeemed
Investment Class	(102,670,007)	(151,990,603)	(305,174,133)	(257,873,009)
Service Class	(56)	(54,564)	(55,684,510)	(10,373,233)
Net increase (decrease) from share transactions	81,226,375	67,221,636	(277,848,343)	(123,254,096)
Total increase (decrease) in net assets	82,089,934	15,142,653	(255,555,820)	(120,050,821)

NET ASSETS
Beginning of period	1,264,375,024	1,249,232,371	1,817,395,660	1,937,446,481
End of period	$1,346,464,958	$1,264,375,024	$1,561,839,840	$1,817,395,660
Undistributed (distributions in excess of) net investment income, end of period	$897,091	$434,995	$4,754,110	$41,541,740

Changes in Fund Shares
Investment Class
Shares sold	2,676,099	4,831,811	3,251,584	8,765,740
Issued for distributions reinvested	7,301,694	6,328,652	3,288,933	2,237,627
Shares redeemed	(5,385,458)	(7,595,150)	(23,988,067)	(19,887,117)
Net increase (decrease) in fund shares	4,592,335	3,565,313	(17,447,550)	(8,883,750)

Service Class
Shares sold	11,520	1,708	10,161	18,951
Issued for distributions reinvested	417	446	181,995	106,899
Shares redeemed	(3)	(2,742)	(4,316,040)	(802,277)
Net increase (decrease) in fund shares	11,934	(588)	(4,123,884)	(676,427)

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

Strategic Investment Fund		Income Fund

Six Months Ended March 31, 2015*	Year Ended September 30, 2014	Six Months Ended March 31, 2015*	Year Ended September 30, 2014

$5,797,584	$15,880,600	$4,178,761	$9,033,775
30,546,352	70,617,208	2,828,837	(592,003)
(5,001,877)	(12,802,500)	4,121,716	6,358,680
31,342,059	73,695,308	11,129,314	14,800,452

(15,273,876)	(13,471,250)	(4,153,531)	(9,018,850)
(1,030)	(856)	(3,801)	(7,907)

(66,200,278)	(29,582,200)	—	—
(5,115)	(2,199)	—	—
(81,480,299)	(43,056,505)	(4,157,332)	(9,026,757)
(50,138,240)	30,638,803	6,971,982	5,773,695

38,433,616	51,978,867	48,633,656	12,837,474
250	6,633	149	63,481

81,473,065	43,052,892	4,102,028	9,004,773
5,391	2,677	3,801	7,907

(87,456,643)	(118,328,879)	(81,299,716)	(46,268,264)
(25)	(6,179)	(7,011)	(65,013)
32,455,654	(23,293,989)	(28,567,093)	(24,419,642)
(17,682,586)	7,344,814	(21,595,111)	(18,645,947)

835,399,975	828,055,161	323,273,063	341,919,010
$817,717,389	$835,399,975	$301,677,952	$323,273,063
$2,923,373	$12,400,695	$317,108	$295,679

2,988,132	3,898,959	5,061,292	1,352,756
6,575,711	3,337,433	424,610	950,880
(6,752,049)	(8,822,526)	(8,423,309)	(4,908,128)
2,811,794	(1,586,134)	(2,937,407)	(2,604,492)

19	500	15	6,550
438	209	385	816
(2)	(461)	(713)	(6,732)
455	248	(313)	634

The accompanying Notes are an integral part of these financial statements.

Notes to Financial Statements	March 31, 2015 (Unaudited)

1.	Organization of the Funds

GE Institutional Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. It is currently comprised of ten investment funds (each a “Fund” and collectively the “Funds”) although only the following eight Funds are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, U.S. Large-Cap Core Equity Fund, Premier Growth Equity Fund, Small-Cap Equity Fund, International Equity Fund, Strategic Investment Fund and Income Fund. The Funds presently offer two classes of shares — the Investment Class and the Service Class. The Trust expects that most of the time, each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current summary prospectus for each Fund and in the Funds’ statutory prospectus). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Trust.

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund’s income, expenses (other than distribution and service fees) and realized and unrealized gains and losses are allocated proportionally each day among the share classes based upon the relative net assets of each class.

Foreign Currency  Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Notes to Financial Statements	March 31, 2015 (Unaudited)

Derivatives  The Funds are subject to equity price risk, interest rate risk, credit risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain Funds may enter into various types of derivatives transactions (such as futures) to gain or hedge market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments.

Futures Contracts  A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. During the six-month period ended March 31, 2015, the U.S. Equity Fund, S&P 500 Index Fund, U.S. Large-Cap Core Equity Fund, Premier Growth Equity Fund, Small-Cap Equity Fund and International Equity Fund invested in stock index future contracts to gain equity exposure for accumulating and residual cash positions. The Strategic Investment Fund invested in futures contracts on various stock indices, bonds and notes to gain equity exposure and to manage duration of fixed income securities. The Income Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to a Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuation in the fair value of the underlying security. A Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. A Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

When-Issued Securities and Forward Commitments Certain Funds purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which a Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, a Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments a Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

Forward Foreign Currency Exchange Contracts  Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in a Fund’s financial statements. Such amounts appear under the caption Forward Foreign Currency Contracts in the Schedules of Investments. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (or liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. A Fund’s risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When a Fund enters

Notes to Financial Statements	March 31, 2015 (Unaudited)

into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of a Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so that the value of the account will equal the amount of a Fund’s commitment with respect to the contract.

Investments in Foreign Markets  Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

A Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with a Fund’s understanding of the applicable country’s tax rules and rates. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Each Fund pays a “unitary fee” to GEAM equivalent to the Fund’s advisory and administration fee. This fee includes any normal operating expenses payable by a Fund, except for fees paid to the Trust’s independent Trustees, distribution and shareholder servicing fees, brokerage fees and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

Federal Income Taxes  The Funds intend to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income, tax-exempt income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Security Valuation and Transactions

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 – Quoted prices for identical investments in active markets.

Level 2 – Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 – Significant inputs to the valuation model are unobservable.

Notes to Financial Statements	March 31, 2015 (Unaudited)

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances, the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (the “NYSE”). In these circumstances, the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into

Notes to Financial Statements	March 31, 2015 (Unaudited)

consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of a Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present each Fund’s investments measured at fair value on a recurring basis at March 31, 2015:

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Equity Fund	Investments in Securities†
	Common Stock	$677,691,671	$—	$—	$677,691,671
	Exchange Traded Funds	8,995,455	—	—	8,995,455
	Short-Term Investments	17,011,735	—	—	17,011,735

	Total Investments in Securities	$703,698,861	$—	$—	$703,698,861

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(6,021)	$—	$—	$(6,021)

S&P 500 Index Fund	Investments in Securities†
	Common Stock	$27,501,873	$—	$—	$27,501,873
	Short-Term Investments	1,306,409	—	—	1,306,409

	Total Investments in Securities	$28,808,282	$—	$—	$28,808,282

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(5,235)	$—	$—	$(5,235)

Notes to Financial Statements	March 31, 2015 (Unaudited)

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Large-Cap Core Equity Fund	Investments in Securities†
	Common Stock	$96,893,261	$—	$—	$96,893,261
	Exchange Traded Funds	1,396,406	—	—	1,396,406
	Short-Term Investments	3,143,086	—	—	3,143,086

	Total Investments in Securities	$101,432,753	$—	$—	$101,432,753

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(5,660)	$—	$—	$(5,660)

Premier Growth Equity Fund	Investments in Securities†
	Common Stock	$364,051,508	$—	$—	$364,051,508
	Short-Term Investments	11,063,552	—	—	11,063,552

	Total Investments in Securities	$375,115,060	$—	$—	$375,115,060

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$9,998	$—	$—	$9,998

Small-Cap Equity Fund	Investments in Securities†
	Common Stock	$1,276,528,351	$—	$—	$1,276,528,351
	Short-Term Investments	68,017,879	—	—	68,017,879

	Total Investments in Securities	$1,344,546,230	$—	$—	$1,344,546,230

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$257,880	$—	$—	$257,880

International Equity Fund	Investments in Securities†
	Common Stock	$62,695,663	$1,393,122,958	$—	$1,455,818,621
	Preferred Stock	—	26,288,338	—	26,288,338
	Rights	64,572	—	—	64,572
	Short-Term Investments	67,447,269	—	—	67,447,269

	Total Investments in Securities	$130,207,504	$1,419,411,296	$—	$1,549,618,800

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$166,167	$—	$—	$166,167
	Long Futures Contracts — Unrealized Depreciation	(404,344)	—	—	(404,344)

	Total Other Financial Instruments	$(238,177)	$—	$—	$(238,177)

Notes to Financial Statements	March 31, 2015 (Unaudited)

Fund	Investments	Level 1	Level 2	Level 3	Total

Strategic Investment Fund	Investments in Securities†
	Domestic Equity	$268,181,594	$—	$—	$268,181,594
	Foreign Equity	17,968,919	163,517,932	25,121	181,511,972
	U.S. Treasuries	—	59,368,907	—	59,368,907
	Agency Mortgage Backed	—	77,845,993	—	77,845,993
	Agency Collateralized Mortgage Obligations	—	611,379	—	611,379
	Asset Backed	—	100,204	—	100,204
	Corporate Notes	—	94,752,471	—	94,752,471
	Non-Agency Collateralized Mortgage Obligations	—	15,429,222	—	15,429,222
	Sovereign Bonds	—	2,933,659	—	2,933,659
	Municipal Bonds and Notes	—	1,274,985	—	1,274,985
	FNMA (TBA)	—	—	10,441	10,441
	Exchange Traded Funds	26,210,133	—	—	26,210,133
	Short-Term Investments	114,270,330	—	—	114,270,330

	Total Investments in Securities	$426,630,976	$415,834,752	$35,562	$842,501,290

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$341,155	$—	$—	$341,155
	Long Futures Contracts — Unrealized Depreciation	(36,228)	—	—	(36,228)
	Short Futures Contracts — Unrealized Depreciation	(127,414)	—	—	(127,414)

	Total Other Financial Instruments	$177,513	$—	$—	$177,513

Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$76,268,139	$—	$76,268,139
	Agency Mortgage Backed	—	86,942,747	—	86,942,747
	Agency Collateralized Mortgage Obligations	—	1,021,841	—	1,021,841
	Asset Backed	—	474,801	—	474,801
	Corporate Notes	—	108,841,545	—	108,841,545
	Non-Agency Collateralized Mortgage Obligations	—	21,099,024	—	21,099,024
	Sovereign Bonds	—	3,248,149	—	3,248,149
	Municipal Bonds and Notes	—	2,201,483	—	2,201,483
	FNMA (TBA)	—	—	35,276	35,276
	Preferred Stock	345,927	—	—	345,927
	Short-Term Investments	13,477,715	—	—	13,477,715

	Total Investments in Securities	$13,823,642	$300,097,729	$35,276	$313,956,647

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$25,391	$—	$—	$25,391
	Long Futures Contracts — Unrealized Depreciation	(5,801)	—	—	(5,801)
	Short Futures Contracts — Unrealized Depreciation	(229,004)	—	—	(229,004)

	Total Other Financial Instruments	$(209,414)	$—	$—	$(209,414)

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

Notes to Financial Statements	March 31, 2015 (Unaudited)

Transfers between fair value levels during the period were insignificant in relation to net assets. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the six month period ended March 31, 2015 is not presented.

4.	Derivatives Disclosure

Shown below are the derivative contracts entered into by each Fund, summarized by primary risk exposure as they appear on the Statements of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging as of March 31, 2015.

	Asset Derivatives March 31, 2015			Liability Derivatives March 31, 2015
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
U.S. Equity Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	—		Liabilities, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	(6,021	)*
S&P 500 Index Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	—		Liabilities, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	(5,235	)*
U.S. Large-Cap Core Equity Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	—		Liabilities, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	(5,660	)*
Premier Growth Equity Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	9,998	*	Liabilities, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	—
Small-Cap Equity Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	257,880	*	Liabilities, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	—
International Equity Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	166,167	*	Liabilities, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	(404,344	)*
Strategic Investment Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	323,024	*	Liabilities, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	(36,228	)*
Interest Rate Contracts	Assets, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	18,131	*	Liabilities, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	(127,414	)*
Income Fund
Interest Rate Contracts	Assets, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	25,391	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(234,805	)*

*	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Notes to Financial Statements	March 31, 2015 (Unaudited)

Shown below are the effects of derivative instruments on each Fund’s Statements of Operation, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
U.S. Equity Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation (depreciation) on Futures	70,491,862/ (62,235,962)	32,314	(45,883)
S&P 500 Index Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/(depreciation) on Futures	3,255,798/ (3,788,579)	98,053	5,023
U.S. Large-Cap Core Equity Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/(depreciation) on Futures	10,566,925/ (12,959,075)	191,949	16,041
Premier Growth Equity Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/(depreciation) on Futures	55,998,777/ (58,710,964)	560,211	43,742
Small-Cap Equity Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/(depreciation) on Futures	122,814,251/ (129,015,020)	1,251,002	1,036,568
International Equity Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/(depreciation) on Futures	467,286,695/ (387,865,744)	1,853,947	(212,348)
Strategic Investment Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/(depreciation) on Futures	109,889,661/ (109,545,771)	1,230,480	1,178,537
Interest Rate Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/(depreciation) on Futures	397,209,715/ (426,280,577)	(1,243,602)	(85,555)
Income Fund
Interest Rate Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/(depreciation) on Futures	529,793,916/ (559,872,855)	(1,422,901)	(107,771)

Notes to Financial Statements	March 31, 2015 (Unaudited)

During the six-month period ended March 31, 2015, the Funds had an average notional value of long and short futures contracts as shown below. Please refer to the table following the Portfolio of Investments for open futures contracts at March 31, 2015.

Fund	Long Contracts	Short Contracts
U.S. Equity Fund	$10,066,230	$(6,387,875)
S&P 500 Index Fund	1,509,500	—
U.S. Large-Cap Core Equity Fund	2,619,699	—
Premier Growth Equity Fund	7,477,142	(6,235,340)
Small-Cap Equity Fund	18,069,963	—
International Equity Fund	19,906,712	(13,959,151)
Strategic Investment Fund	55,738,286	(34,857,077)
Income Fund	38,081,460	(45,612,179)

5.	Line of Credit

The Trust (excluding the S&P 500 Index Fund) shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with the Funds’ custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.125% per annum on the daily unused portion of the credit facility, payable quarterly by GEAM and included in the “unitary fee” paid by the Funds. In addition, the

Trust has a $100 million uncommitted, unsecured line of credit with State Street.

Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum borrowing allowed by any one Fund is the lesser of (i) 33.33% of the Fund’s total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Trust during the six-month period ended March 31, 2015.

6.	Fees and Compensation Paid to Affiliates

The advisory and administration fees paid to GEAM (“Management Fee”), a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:

Fund	Average Daily Net Assets of Fund	Management Fee
U.S. Equity Fund	First $25 million	0.55%
U.S. Large-Cap Core Equity Fund	Next $25 million	0.45%
Premier Growth Equity Fund	Over $50 million	0.35%
S&P 500 Index Fund	All assets	0.15%
Small-Cap Equity Fund	First $250 million	0.95%
	Next $250 million	0.90%
	Over $500 million	0.85%
International Equity Fund	First $25 million	0.75%
	Next $50 million	0.65%
	Over $75 million	0.55%
Strategic Investment Fund	First $25 million	0.45%
	Next $25 million	0.40%
	Over $50 million	0.35%
Income Fund	First $25 million	0.35%
	Next $25 million	0.30%
	Next $50 million	0.25%
	Over $100 million	0.20%

Notes to Financial Statements	March 31, 2015 (Unaudited)

Distribution and Shareholder Servicing Fees  The Funds have adopted a Shareholder Servicing and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class shares of each Fund. Each Fund pays GE Investment Distributors, Inc. (“GEID”), a wholly-owned subsidiary of GEAM and the Funds’ principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of 0.25% of the average daily net assets of such Fund attributable to the Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.

Trustee Compensation  The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statements of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each fund. (For additional information about Trustees compensation please refer to the Funds’ Statement of Additional Information).

7.	Sub-Advisory Fees

For certain funds that have retained sub-advisers to manage all or a portion of the respective Fund’s assets, GEAM pays each sub-adviser an investment sub-advisory fee out of the Management Fee that it receives from the respective Fund. The investment sub-advisory fee is paid by GEAM monthly and is based upon the average daily net assets of the respective Fund’s assets that are allocated to and managed by the sub-adviser. Each such sub-adviser is responsible for the day-to-day management of those assets of the Fund that are allocated to the sub-adviser, including the responsibility for making decisions to buy, sell or hold a particular security with respect to those assets. For their services, GEAM pays an investment sub-advisory fee to each of Palisade Capital Management, L.L.C., Champlain Investment Partners, LLC, GlobeFlex Capital, L.P., SouthernSun Asset Management, LLC and Kennedy Capital Management, Inc., sub-advisers to the Small-Cap Equity Fund, and SSGA Funds Management, Inc., sub-adviser to the S&P 500 Index Fund.

8.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended March 31, 2015, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
U.S. Equity Fund	$—	$—	$191,331,991	$365,823,239
S&P 500 Index Fund	—	—	1,751,546	13,784,392
U.S. Large-Cap Core Equity Fund	—	—	30,218,039	29,793,194
Premier Growth Equity Fund	—	—	79,469,832	49,847,876
Small-Cap Equity Fund	—	—	242,673,537	282,633,985
International Equity Fund	—	—	226,286,666	600,563,842
Strategic Investment Fund	395,890,896	405,142,589	154,180,543	178,042,919
Income Fund	448,036,159	470,345,910	62,237,839	67,406,817

Redemptions In-Kind In accordance with guidelines described in a Fund’s prospectus, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, a Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss)

to paid-in capital. These reclassifications have no effect on net assets or NAV per share. The net realized in-kind gains or losses for the six-months ended March 31, 2015 are disclosed in a Fund’s Statement of Operations.

During the six-month period ended March 31, 2015, the Premier Growth Equity Fund had a redemption in-kind that resulted in a redemption from the Fund of $117,759,692. The redemption was paid in securities and cash in the amounts of $111,190,306 and $6,569,386, respectively.

Notes to Financial Statements	March 31, 2015 (Unaudited)

Affiliated Investments  Transactions with affiliated investments for the six-month period ended March 31, 2015 were as follows:

S&P 500 Index Fund

Security	Value, beginning of period	Cost of purchases	Proceeds from sales	Dividend/ Interest income	Realized gain (loss)	Value, end of period
General Electric Co., Common Stock	$550,881	$26,459	$(193,430)	$8,403	$61,369	$374,383

9.	Income Taxes

The Funds are subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to any Fund’s net assets required under ASC 740. Each Fund’s 2011, 2012, 2013 and 2014 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At March 31, 2015, information on the tax cost of investments was as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
U.S. Equity Fund	$573,128,863	$139,289,520	$(8,719,522)	$130,569,998
S&P 500 Index Fund	21,796,272	7,296,118	(284,108)	7,012,010
U.S. Large-Cap Core Equity Fund	84,014,365	18,966,928	(1,548,540)	17,418,388
Premier Growth Equity Fund	287,284,717	88,168,467	(338,124)	87,830,343
Small-Cap Equity Fund	1,047,846,125	335,296,174	(38,596,069)	296,700,105
International Equity Fund	1,397,053,913	224,828,345	(72,263,458)	152,564,887
Strategic Investment Fund	771,614,550	85,091,974	(14,205,234)	70,886,740
Income Fund	308,471,280	6,859,449	(1,374,082)	5,485,367

As of September 30, 2014, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders.

Fund	Short Term	Long Term	Expires
S&P 500 Index Fund	$19,010,402	$—	9/30/2018
	1,202,747	—	9/30/2019
International Equity Fund	157,047,881	—	9/30/2018
	140,255,693	—	9/30/2019

These amounts will be available to offset future taxable capital gains. Under the Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Fund capital loss carryovers were utilized as follows:

Fund	Amount
S&P 500 Index Fund	$6,610,769
International Equity Fund	138,561,806

Any qualified late-year loss is deemed to arise on the first day of a Fund’s next tax year (if the Fund elects to defer

Notes to Financial Statements	March 31, 2015 (Unaudited)

such loss). Under this regime, generally, a Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The following Funds elected to defer qualified late-year losses for the year ended September 30, 2014 as follows:

Fund	Capital	Ordinary
Income Fund	$(729,859)	$—

Distributions to Shareholders  The Income Fund declares net investment income dividends daily and pays them monthly. All other Funds declare and pay dividends from net investment income, if any, annually. All Funds

declare and pay distributions annually from net realized capital gains in excess of capital loss carryforwards, if any. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

These differences include (but are not limited to) treatment of foreign taxes payable, investments in futures, investments in passive foreign investment companies, distributions from real estate investment trusts, losses deferred to offsetting positions, and losses deferred due to wash sale transactions.

The tax character of distributions paid during the years ended September 30, 2014 and September 30, 2013 is as follows:

	September 30, 2014		September 30, 2013
Fund	Ordinary Income	Long Term Capital Gains	Ordinary Income	Long Term Capital Gains
U.S. Equity Fund	$15,343,882	$35,383,526	$10,336,872	$—
S&P 500 Index Fund	750,000	—	714,331	—
U.S. Large-Cap Core Equity Fund	5,493,995	13,835,426	7,120,344	14,254,095
Premier Growth Equity Fund	3,289,862	10,133,896	3,252,859	—
Small-Cap Equity Fund	20,072,748	102,397,930	17,216,640	60,916,886
International Equity Fund	30,469,900	—	40,222,047	—
Strategic Investment Fund	15,207,126	27,849,379	14,423,433	—
Income Fund	9,026,757	—	20,606,289	280,625

Reclassifications are made to a Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of any of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended September 30, 2014 were as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Unrealized Gain	Paid In Capital
U.S. Equity Fund	$(63,267)	$63,267	$—	$—
S&P 500 Index Fund	(15,144)	15,144	—	—
U.S. Large-Cap Core Equity Fund	(6,303)	6,303	—	—
Premier Growth Equity Fund	(63,593)	63,593	—	—
Small-Cap Equity Fund	(124,622)	184,592	274,773	(334,743)
International Equity Fund	(715,627)	715,627	—	—
Strategic Investment Fund	(141,687)	141,687	—	—

Advisory Agreement Renewal	(Unaudited)

Disclosure for the Boards of Trustees’ Consideration of the Renewal of the GE Institutional Funds’ Advisory Agreements

The Board of Trustees of the GE Institutional Funds (the “Board”), including the independent Board members, considered and unanimously approved the continuance for an additional year of each of the Funds’ Investment Advisory and Administration Agreements with GE Asset Management Incorporated (“GEAM”); with respect to the S&P 500 Index Fund, the continuance of the Investment Sub-Advisory Agreement with SSGA Funds Management, Inc. (“SSGA FM”); and with respect to the Small-Cap Equity Fund, the continuance of the Investment Sub-Advisory Agreements with each of the Fund’s sub-advisers, Palisade Capital Management, L.L.C. (“Palisade”),

Champlain Investment Partners, LLC, GlobeFlex Capital, L.P., SouthernSun Asset Management, LLC and Kennedy Capital Management, Inc. at meetings held on December 17 and December 19, 2014.

In considering all of these approvals, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board’s request, by GEAM and each of the sub-advisers. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment strategies and sizes, which was prepared by independent third party provider Morningstar, Inc. (“Morningstar”). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ the same investment strategy as any of the Funds. The Board had the opportunity to ask questions and request additional information in connection with its considerations.

Before approving each Fund’s investment advisory and sub-advisory agreements, as applicable, the independent Board members reviewed the information provided with management of GEAM and with their independent legal counsel. The Board members also reviewed memorandums prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuances. The independent Board members discussed the proposed continuances in detail during a private session with their independent legal counsel at which no representatives of GEAM or any of the sub-advisers were present. The independent Board members and their independent legal counsel requested, received and considered additional information from GEAM following these sessions.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM’s business and the services it provides to each Fund. Also in advance of the meetings, the Board members received from each of the sub-advisers a written response to a letter of inquiry prepared by GEAM at the Board’s request, which included substantial exhibits and other materials related to the business of, and the services provided by, each of the sub-advisers to the Small-Cap Equity Fund or the S&P 500 Index Fund, as applicable. The Board members took into account their experience as Board members and particularly their previous consideration of these types of agreements. When feasible, information was presented in a manner to facilitate comparison to prior periods and to reflect certain enhancements to GEAM’s infrastructure, systems, research and analytics capabilities and shareholder servicing model. To focus their review, the Board members asked GEAM management and each of the sub-advisers, in their oral presentations and/or written materials, to highlight material differences from the information presented in recent years.

During the meetings, the Board members had an opportunity to discuss this information with GEAM representatives, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members also had an opportunity to hear presentations by representatives of each of the sub-advisers during the past year. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning each of their investment processes.

In reaching their determinations relating to continuance of the Funds’ investment advisory and sub-advisory agreements, as applicable, the Board members considered all factors that they deemed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member may have attributed different weights to the various factors. The Board

Advisory Agreement Renewal	(Unaudited)

members evaluated the information provided to them, for each Fund on a fund-by-fund basis, and their determinations were made separately in respect of each Fund. In particular, the Board members focused on the following with respect to each Fund:

The Nature, Extent And Quality Of Services Provided.

The Board members reviewed the services provided by GEAM and each of the sub-advisers, taking into account their past experiences with each of them. In connection with their consideration of GEAM’s services, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments and brokers; with respect to the sub-advised funds, effective processes used for overseeing sub-advisers; and with respect to the Small-Cap Equity Fund, effective processes used for overseeing multiple sub-advisers; (iii) effective processes used for providing Fund administration, including controllership and compliance functions, the optimization of its Fund administration platform and the continued oversight of the performance of other companies that provide services to the Funds and their shareholders; (iv) highly skilled professionals, including analysts, research professionals, traders and portfolio managers with a depth of experience relevant to the Funds; (v) access to significant and enhanced technological resources from which the Funds may benefit and the implementation of a new platform to increase the quality and efficiency of analytics and research; and (vi) a favorable history and reputation. The Board members noted that the Funds represent only a small portion of the assets managed by GEAM, but benefit from a full array of services and resources provided by GEAM.

In connection with their consideration of the services provided by each of the sub-advisers, the Board members focused on the favorable attributes of the sub-advisers relating to their respective investment philosophies and disciplines, experienced investment and trading personnel, systems and other resources, including research capabilities of the sub-advisers for the Small-Cap Equity Fund, and favorable histories and reputations.

In light of the foregoing, the Board, including the independent Board members, concluded that the services provided by GEAM and each of the sub-advisers continue to be satisfactory.

Investment Performance Of The Funds And The Sub-Advisers.

The Board members considered the investment performance of each of the Funds for various periods. The Board members reviewed detailed comparisons of the performance of the Funds with the relevant securities indices and peer and category groupings of mutual funds prepared by Morningstar with respect to various periods. The Board members also engaged in detailed discussions with GEAM management and, in connection with the Small-Cap Equity Fund and the S&P 500 Index Fund, representatives of each of the sub-advisers at a prior meeting held during the year, about each of their investment processes and performance results. These discussions focused on each Fund’s investment objective, GEAM’s asset allocation process (if applicable), the number and experience of portfolio management and supporting research personnel, each Fund’s investment style and approach employed, the likely market cycles for each Fund’s investment style and, in some instances, relative underperformance in certain periods. The Board also considered the Small-Cap Equity Fund’s multi-manager structure and how each sub-adviser’s approach to small-cap investing fits within the Fund’s overall strategy. The Board members discussed GEAM’s investment approach with respect to each of the Funds, that the performance of the Funds generally is consistent with GEAM’s articulated long-term approach and overall investment philosophy and, if applicable, reasons for a Fund’s underperformance.

The Board, including the independent Board members, concluded that each Fund’s performance was acceptable overall taking into consideration the factors discussed above.

Cost Of The Services Provided And Profits Realized From The Relationships With The Funds.

The Board members considered the fees paid to GEAM by the Funds, as well as those paid to each of the sub-advisers by GEAM, and the cost of the services provided by GEAM and each of the sub-advisers. The Board members reviewed the information they had requested from GEAM and each of the sub-advisers concerning their profitability.

Advisory Agreement Renewal	(Unaudited)

The Board members considered the profit margin information for GEAM’s investment company business as a whole, as well as GEAM’s profitability data for each Fund. GEAM reviewed with the Board the Funds’ unitary fee structure where GEAM (and not the Funds) bears most of the Funds’ operating expenses, therefore affecting GEAM’s profitability. The Board members reviewed GEAM’s assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members discussed with GEAM the basis for its belief that the methods of allocation used were reasonable for each area of its business. The Board members also considered information regarding the calculation methodology provided by certain of the sub-advisers in preparing their respective profitability data.

Information was presented regarding the financial condition of GEAM and each of the sub-advisers for various past periods. The Board members noted and discussed the additional services provided by GEAM to the Funds compared to similar mutual funds managed by GEAM, and noted that GEAM, and not the Funds, pays the sub-advisory fees to the sub-advisers. In connection with the Small-Cap Equity Fund, GEAM reviewed its portfolio management services related to the allocation and rebalancing of assets among the multiple sub-advisers as a result of the Fund’s multi-manager structure, as well as the services related to overseeing each of the sub-advisers, including having multiple meetings with each sub-adviser during the year to conduct investment performance, risk and compliance reviews. The Board members determined that GEAM and each of the sub-advisers should be entitled to earn a reasonable level of profits for the services they provide to the Funds. The Board members also recognized that GEAM has made and continues to make significant investments in its business in fulfilling its obligations to the Funds and supporting its Fund-related activities.

Based on their review, the Board, including the independent Board members, concluded that they were satisfied that the level of profitability achieved by GEAM and each of the sub-advisers from their relationship with the Funds was not unreasonable or excessive.

The Extent To Which Economies Of Scale Would Be Realized As Each Fund Grows And Whether Fee Levels Would Reflect Such Economies Of Scale.

The Board members considered the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale for the benefit of Fund investors. GEAM reviewed with the Board members that it generally charged comparatively lower fees to the Funds since inception, that all Funds (other than the S&P 500 Index Fund) are subject to breakpoints in their management fee and that GEAM (and not the Funds) bears most of the Funds’ operating expenses. Therefore, GEAM is already sharing the low-fee benefits of larger asset sizes. The Board members also considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to the Funds and their shareholders. The Board members recognized the benefits to the Funds of GEAM’s past investment in its operations through expenditures to support its substantial infrastructure, generally lower Fund fees and payment of Fund operating expenses and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members also recognized the benefits to each Fund of being able to leverage a favorable cost structure achieved with respect to each Fund’s other operating expenses as a result of GEAM’s large overall base of assets under management and its vendor management practices.

Comparison Of Services To Be Rendered And Fees To Be Paid.

The Board members discussed the respective services provided to the Funds by GEAM and each of the sub-advisers and the fees charged for those services, including for the sub-advised funds, (i) the allocation of the total advisory fees between GEAM and the sub-adviser(s), and (ii) the services required of GEAM to oversee the S&P 500 Index Fund’s sub-adviser, or multiple sub-advisers in the case of the Small-Cap Equity Fund. The Board members reviewed information concerning the fee and expense ratios for each Fund and comparative information with respect to peer groupings of mutual funds prepared by Morningstar. They discussed that most of the Funds’ figures were generally below the applicable peer group medians and, therefore, the Funds are generally charged a competitive rate in comparison to their peers. The Board also considered GEAM’s comparatively lower historical fee structure overall

Advisory Agreement Renewal	(Unaudited)

relative to advisers of other comparable industry peer group funds and noted that GEAM has generally foregone a higher rate of fee for most of the Funds since the inception of its relationship with the Funds.

In connection with each of the sub-advised Funds, the Board members reviewed comparative mutual fund and/or other account fee information provided by each of the sub-advisers. The Board, including the independent Board members, concluded that, based on this information, the advisory fees and, with respect to the sub-advised Funds, the sub-advisory fees paid to each of the sub-advisers, were reasonable in relation to the services provided to the Funds.

Fall-Out Benefits.

The Board members considered other actual and potential financial benefits that GEAM and each of the sub-advisers may derive from their respective relationships with the Funds, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that each Fund benefits from the vast array of resources available through GEAM, and that each Fund represents only a small portion of the assets managed by GEAM.

Conclusion.

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Board, including the independent Board members, concluded that renewal of each Fund’s investment advisory agreement and, to the extent applicable, each sub-advisory agreement was in the best interests of the Fund and its shareholders.

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees. Information pertaining to the Trustees and officers of the Funds is set forth below.

Interested Trustees and Executive Officers

Jeanne M. La Porta

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  49

Position(s) Held with Fund  Trustee and President

Term of Office and Length of Time Served  Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years   Senior Vice President and Commercial Operations Leader at GEAM since March 2014; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds since March 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Trustee  24

Other Directorships Held by Trustee   Director and President of GE Investments Funds, Inc. since 2014; Trustee of Elfun Funds since 2014; and Director of GE Investment Distributors, Inc. since June 2011.

Matthew J. Simpson

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  54

Position(s) Held with Fund  Trustee and Executive Vice President

Term of Office and Length of Time Served  Until successor is elected and qualified – 8 years

Principal Occupation(s) During Past 5 Years  Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Retirement Savings Plan Funds

(formerly GE Savings & Security Funds) since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Trustee  24

Other Directorships Held by Trustee  Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since July 2007; Director and Executive Vice President of GE Investments Funds, Inc. since July 2007; Director of GEAM since July 2007; Trustee and Executive Vice President of GE Funds from July 2007 to February 2011; and Director of GE Investment Distributors, Inc. since June 2011.

JoonWon Choe

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  45

Position(s) Held with Fund  Vice President & Secretary

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 Years  Senior Vice President and Deputy General Counsel of GEAM since March 2011; Vice President and Secretary of GE Investments Funds, Inc. since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since September 2010; Senior Vice President and Associate General Counsel of GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Additional Information	(Unaudited)

Robert Herlihy

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  47

Position(s) Held with Fund  Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – 9 years

Principal Occupation(s) During Past 5 Years  Chief Compliance Officer of GEAM, GE Investments Funds, Inc., Elfun Funds, and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002 to 2005.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Arthur A. Jensen

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  48

Position(s) Held with Fund  Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 Years  Treasurer of GE Investments Funds, Inc., Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Non-Interested Trustees

John R. Costantino

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  68

Position(s) Held with Fund  Chairman of the Board

Term of Office and Length of Time Served  Until successor is elected and qualified – 18 years

Principal Occupation(s) During Past 5 Years  General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Trustee  16

Other Directorships Held by Trustee  Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008 and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  68

Position(s) Held with Fund  Trustee

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 Years  Retired, 2006 to present; Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Trustee  16

Other Directorships Held by Trustee  Director of GE Investments Funds, Inc. since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  52

Position(s) Held with Fund  Trustee

Term of Office and Length of Time Served  Until successor is elected and qualified – 3 years

Principal Occupation(s) During Past 5 Years  Dean of the Gabelli School of Business since 2007 and Accounting Professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer  16

Other Directorships Held by Officer  Director of GE Investments Funds, Inc. since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Trustees

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Ryan Hunter

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

1600 Summer Street

P.O. Box 7900

Stamford, CT 06904-7900

www.geam.com

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Funds’ website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-months period ended June 30 is available without charge (i) through the Funds’ website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

This does not constitute a part of the Funds’ Shareholder Report	GEIN-2 (3/15)

Item 2.	Code of Ethics.

Applicable only to an annual filing.

Item 3.	Audit Committee Financial Expert.

Applicable only to an annual filing.

Item 4.	Principal Accountant Fees and Services.

Applicable only to an annual filing.

Item 5.	Audit Committee of Listed Registrants.

Applicable only to Closed-End Management Investment Companies.

Item 6.	Schedule of Investments.

(a) Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to Closed-End Management Investment Companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to Closed-End Management Investment Companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Applicable only to Closed-End Management Investment Companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

During the reporting period, there have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective as of a date within 90 days of the filing date of the report included in Item 1 of this Form N-CSR, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Applicable only to an annual filing.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE Institutional Funds

Date: May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE Institutional Funds

Date: May 21, 2015

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE Institutional Funds

Date: May 21, 2015